UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2019

Item 1. Reports to Stockholders

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2019

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2019, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2018 to February 28, 2019 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2018 to Feb. 28, 2019.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from September 1, 2018 to February 28, 2019 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*

Actual Fund return†
Class A	$1,000.00	$1,015.90	0.85%	$4.25
Class C	1,000.00	1,012.10	1.60%	7.98
Institutional Class	1,000.00	1,016.30	0.60%	3.00

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*

Actual Fund return†
Class A	$1,000.00	$1,017.60	0.71%	$3.55
Class C	1,000.00	1,013.30	1.56%	7.79
Institutional Class	1,000.00	1,017.40	0.56%	2.80

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.27	0.71%	$3.56
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

2

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*

Actual Fund return†
Class A	$1,000.00	$1,016.30	0.89%	$4.45
Class C	1,000.00	1,012.50	1.64%	8.18
Institutional Class	1,000.00	1,016.60	0.64%	3.20

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class	1,000.00	1,021.62	0.64%	3.21

* “Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

3

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.77%
Corporate Revenue Bond	0.60%
Education Revenue Bonds	16.61%
Electric Revenue Bonds	9.32%
Healthcare Revenue Bonds	26.42%
Housing Revenue Bonds	0.45%
Lease Revenue Bonds	2.95%
Local General Obligation Bonds	8.26%
Pre-Refunded/Escrowed to Maturity Bonds	13.69%
Special Tax Revenue Bonds	1.47%
State General Obligation Bonds	12.39%
Transportation Revenue Bonds	3.46%
Water & Sewer Revenue Bonds	3.15%
Short-Term Investments	0.07%
Total Value of Securities	98.84%
Receivables and Other Assets Net of Liabilities	1.16%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.38%
Minnesota	98.08%
US Virgin Islands	0.38%
Total Value of Securities	98.84%

4

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	97.90%
Corporate Revenue Bond	0.31%
Education Revenue Bonds	13.29%
Electric Revenue Bonds	10.48%
Healthcare Revenue Bonds	31.10%
Housing Revenue Bond	0.40%
Lease Revenue Bonds	5.47%
Local General Obligation Bonds	7.44%
Pre-Refunded/Escrowed to Maturity Bonds	8.97%
Special Tax Revenue Bonds	0.75%
State General Obligation Bonds	11.31%
Transportation Revenue Bonds	6.72%
Water & Sewer Revenue Bonds	1.66%
Short-Term Investments	1.16%
Total Value of Securities	99.06%
Receivables and Other Assets Net of Liabilities	0.94%
Total Net Assets	100.00%

5

Security type / sector / state / territory allocations

Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.85%
Corporate Revenue Bond	1.01%
Education Revenue Bonds	20.28%
Electric Revenue Bonds	8.17%
Healthcare Revenue Bonds	32.49%
Housing Revenue Bonds	1.45%
Lease Revenue Bonds	2.67%
Local General Obligation Bonds	7.81%
Pre-Refunded/Escrowed to Maturity Bonds	8.85%
Special Tax Revenue Bonds	1.59%
State General Obligation Bonds	8.72%
Transportation Revenue Bonds	3.21%
Water & Sewer Revenue Bonds	1.60%
Short-Term Investments	0.89%
Total Value of Securities	98.74%
Receivables and Other Assets Net of Liabilities	1.26%
Total Net Assets	100.00%

* As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.36%
Minnesota	98.38%
Total Value of Securities	98.74%

6

Schedules of investments

Delaware Tax-Free Minnesota Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 98.77%

Corporate Revenue Bond – 0.60%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT)#	3,565,000	$3,277,875

		3,277,875

Education Revenue Bonds – 16.61%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	833,104
Series A 4.25% 7/1/47	1,250,000	1,211,525
Series A 4.375% 7/1/52	400,000	388,696
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,245,852
Series A 5.00% 3/1/39	385,000	369,488
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	255,745
Series A 5.00% 7/1/45	1,390,000	1,373,862
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,096,340
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	713,930
Series A 5.00% 11/1/48	2,800,000	2,828,672
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	405,104
Series A 5.375% 8/1/50	1,690,000	1,718,899
Series A 5.50% 8/1/36	580,000	603,873
Series A 5.75% 8/1/44	1,190,000	1,230,639
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	770,080
Series A 5.00% 7/1/47	2,290,000	2,238,933
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	598,548
Series A 5.00% 7/1/44	1,770,000	1,801,311
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	899,594
Series A 5.00% 7/1/47	2,300,000	2,228,723

7

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	$489,251
5.50% 8/1/49	2,260,000	2,369,542
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	5,996,683
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	1,496,797
5.00% 5/1/37	1,250,000	1,338,287
5.00% 5/1/47	250,000	264,743
(Carleton College) 4.00% 3/1/35	1,000,000	1,062,920
4.00% 3/1/36	415,000	439,946
5.00% 3/1/44	2,085,000	2,368,956
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	977,610
(Gustavus Adolphus College) 5.00% 10/1/47	5,600,000	6,157,592
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	933,732
Series A 5.00% 10/1/35	875,000	979,536
Series A 5.00% 10/1/45	2,120,000	2,309,910
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	573,330
Series 8-I 5.00% 10/1/33	250,000	285,853
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	777,749
Series 8-G 5.00% 12/1/32	670,000	776,396
Series 8-N 4.00% 10/1/35	500,000	533,330
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,842,588
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,005,367
Series B 5.00% 10/1/38	1,000,000	1,049,430
Series B 5.00% 10/1/39	170,000	177,954
Series B 5.00% 10/1/40	625,000	653,006
Series B 5.00% 10/1/47	1,060,000	1,100,534
(University of St. Thomas)
Series 8-L 5.00% 4/1/35	1,250,000	1,417,663
Series A 4.00% 10/1/34	400,000	424,992
Series A 4.00% 10/1/36	500,000	527,060
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	522,725

8

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,165,000	$1,143,587
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	2,855,000	2,988,899
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	480,847
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,945,000	1,938,912
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	150,000	153,303
Series A 144A 5.50% 7/1/52 #	735,000	752,905
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	479,310
Series A 4.125% 9/1/47	1,750,000	1,621,357
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,449,115
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,070,512
Series A 5.00% 9/1/34	2,625,000	3,100,571
Series A 5.00% 4/1/35	3,175,000	3,662,299
Series A 5.00% 4/1/36	2,650,000	3,045,831
Series A 5.00% 4/1/37	1,125,000	1,287,383
Series A 5.00% 9/1/40	1,560,000	1,794,406
Series A 5.00% 9/1/41	1,750,000	2,008,580

		90,644,217

Electric Revenue Bonds – 9.32%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,320,913
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,040,620
5.00% 10/1/29	395,000	450,679
5.00% 10/1/30	500,000	568,520
5.00% 10/1/33	1,205,000	1,360,505
5.00% 10/1/47	2,000,000	2,243,640
Series A 5.00% 10/1/30	1,060,000	1,205,262
Series A 5.00% 10/1/34	750,000	845,655
Series A 5.00% 10/1/35	1,525,000	1,717,226

9

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	$634,046
5.00% 1/1/28	560,000	658,218
5.00% 1/1/29	805,000	937,315
5.00% 1/1/30	520,000	597,610
5.00% 1/1/31	200,000	232,012
5.00% 1/1/32	210,000	241,813
5.00% 1/1/35	160,000	181,618
5.00% 1/1/36	180,000	203,544
5.00% 1/1/41	400,000	446,120
Series A 5.00% 1/1/25	125,000	138,893
Series A 5.00% 1/1/26	425,000	470,909
Series A 5.00% 1/1/31	520,000	568,542
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,574,983
Series A 5.00% 12/1/47	2,265,000	2,550,866
Series B 5.00% 12/1/27	295,000	335,607
Series B 5.00% 12/1/28	275,000	311,787
Series B 5.00% 12/1/31	1,365,000	1,542,969
Series B 5.00% 12/1/33	300,000	337,239
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation Series A 6.70% 1/1/25 (NATL)^	5,000,000	4,387,200
Series A 5.00% 1/1/41	1,310,000	1,461,619
Series A 5.00% 1/1/42	1,500,000	1,709,220
Series A 5.00% 1/1/46	2,000,000	2,224,900
Series A 5.00% 1/1/47	3,130,000	3,560,500
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,323,722
Series A 4.00% 10/1/31	885,000	939,711
Series A 4.00% 10/1/33	365,000	383,524
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34	4,000,000	4,472,760
Series A 5.00% 1/1/40	3,935,000	4,352,779
Series A 5.00% 1/1/46	3,000,000	3,308,490

		50,841,536

Healthcare Revenue Bonds – 26.42%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,118,007
5.375% 11/1/34	320,000	334,806

10

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path Project)
5.00% 9/1/43	465,000	$489,454
5.00% 9/1/58	3,220,000	3,361,326
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,743,061
2nd Tier Series B 5.25% 1/1/37	510,000	520,730
4th Tier Series D 7.00% 1/1/37	1,665,000	1,631,617
4th Tier Series D 7.25% 1/1/52	2,500,000	2,484,125
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,350,000	2,356,251
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	463,824
5.00% 6/1/48	1,000,000	1,020,330
5.00% 6/1/53	600,000	608,946
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,125,000	2,147,886
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/26	500,000	552,915
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	282,254
Series A 144A 5.00% 8/1/46 #	2,380,000	2,385,807
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	726,416
Series A 5.00% 4/1/40	705,000	699,529
Series A 5.00% 4/1/48	315,000	308,835
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A 5.00% 2/15/48	1,850,000	2,028,469
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	1,850,000	2,003,106
6.00% 6/15/39	3,570,000	3,889,586
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	521,205

11

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/25	660,000	$686,869
4.00% 4/1/31	60,000	61,453
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	662,264
5.75% 2/1/44	500,000	506,450
(St. John’s Lutheran Home of Albert Lea Project) 5.375% 10/1/44	575,000	585,913
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,041,060
5.00% 5/1/27	1,400,000	1,662,934
5.00% 5/1/29	1,000,000	1,170,020
5.00% 5/1/30	850,000	984,683
5.00% 5/1/31	500,000	573,350
5.00% 5/1/32	500,000	569,190
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,102,600
5.00% 9/1/32	1,000,000	1,098,050
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	5,671,512
Series A 5.00% 11/15/33	500,000	564,690
Series A 5.00% 11/15/34	500,000	562,860
Series A 5.00% 11/15/44	1,000,000	1,090,860
Series A 5.00% 11/15/49	3,475,000	3,844,531
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	508,785
5.25% 11/1/45	1,950,000	1,994,382
5.375% 11/1/50	455,000	466,621
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,854,931
(Children’s Health Care) Series A 5.25% 8/15/35	2,085,000	2,182,182
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Health Obligated Group)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	5,869,499

12

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Health Obligated Group)
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	$5,160,750
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,292,134
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	444,203
Series A 5.00% 11/1/32	330,000	340,197
Series A 5.00% 11/1/42	1,250,000	1,285,775
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,205,169
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,601,598
Series D Remarketing 5.00% 11/15/38	6,405,000	6,607,590
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	331,309
5.00% 7/1/33	650,000	704,548
5.875% 7/1/30	1,850,000	1,940,853
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,377,882
Series A 5.30% 9/1/37	1,200,000	1,288,020
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,366,011
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	949,495
5.00% 9/1/24	575,000	654,833
5.00% 9/1/25	750,000	852,787
5.00% 9/1/26	575,000	649,756
5.00% 9/1/27	405,000	455,726
5.00% 9/1/28	425,000	476,544
5.00% 9/1/29	425,000	474,287
5.00% 9/1/34	730,000	791,955
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	965,000	1,008,000
Series A 5.00% 5/1/46	3,715,000	4,052,768
Unrefunded Balance 5.125% 5/1/30	740,000	767,262

13

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-1 Unrefunded Balance 5.25% 11/15/29	2,825,000	$2,897,151
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,494,884
Series A 5.00% 11/15/47	1,560,000	1,720,664
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,517,790
Series A 5.00% 7/1/32	3,000,000	3,356,190
Series A 5.00% 7/1/33	1,260,000	1,401,876
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,069,682
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	499,990
Series A 5.375% 5/1/43	500,000	480,050
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,073,982
Series A 5.75% 11/1/39	2,365,000	2,419,348
Series A 6.00% 5/1/47	3,685,000	3,770,566
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	249,987
4.75% 11/1/52	750,000	755,918
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	875,934
4.65% 7/1/26	540,000	557,323
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	511,220
5.125% 12/1/44	1,605,000	1,632,397
5.25% 12/1/49	750,000	767,460

		144,126,038

Housing Revenue Bonds – 0.45%
Minnesota Housing Finance Agency Homeownership
Finance (Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,010,000	1,033,240

14

	Principal amount°	Value (US $)
Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	$1,394,053

		2,427,293

Lease Revenue Bonds – 2.95%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,379,287
Series A 5.00% 6/1/43	3,835,000	4,216,391
Series B 5.00% 3/1/28	2,500,000	2,725,650
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,778,779
Series C 5.00% 8/1/35	1,645,000	1,867,009
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities Funding Project)
Series A 5.00% 8/1/35	3,960,000	4,130,518

		16,097,634

Local General Obligation Bonds – 8.26%
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,580,760
Series A 4.00% 2/1/43	3,500,000	3,640,525
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,004,640
Series A 4.00% 2/1/29	1,800,000	1,956,726
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,268,798
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,158,830
Series A 5.00% 2/1/33	3,585,000	4,134,581
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	172,150
Series A 4.00% 2/1/28	1,250,000	1,338,400
Hennepin County
Series A 5.00% 12/1/26	1,885,000	2,307,711
Series A 5.00% 12/1/36	940,000	1,094,987
Series A 5.00% 12/1/37	2,850,000	3,334,357

15

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Hennepin County
Series A 5.00% 12/1/38	3,310,000	$3,856,481
Series B 5.00% 12/1/30	1,000,000	1,193,770
Series C 5.00% 12/1/28	1,500,000	1,884,120
Series C 5.00% 12/1/30	1,245,000	1,486,244
Series C 5.00% 12/1/37	3,000,000	3,480,210
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,116,250
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,484,714
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,223,807
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,373,657

		45,091,718

Pre-Refunded/Escrowed to Maturity Bonds – 13.69%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project)
Series A 7.00% 11/1/40-19§	1,000,000	1,044,070
Series A 7.00% 11/1/46-19§	1,220,000	1,273,765
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34-19§	2,015,000	2,102,713
Dakota & Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	9,283,950
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	16,198,515
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22§	350,000	388,220
Series 7-Q 5.00% 10/1/24-22§	475,000	526,870
Series 7-Q 5.00% 10/1/27-22§	200,000	221,840
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19§	2,000,000	2,038,400
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A 7.375% 12/1/41-19§	5,220,000	5,435,221
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31-19 (AGC)§	1,000,000	1,005,960
5.50% 5/1/39-19 (AGC)§	6,000,000	6,036,960

16

	Principal amount°	Value (US $)
Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	12,025,000	$12,183,730
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	910,000	1,084,065
Series A 5.00% 11/15/30-25§	670,000	798,158
University of Minnesota
Series A 5.25% 12/1/29-20§	1,850,000	1,966,476
Series A 5.50% 7/1/21	12,500,000	13,116,750

		74,705,663

Special Tax Revenue Bonds – 1.47%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund) Series 2-A 6.00% 12/1/40	3,000,000	3,212,280
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	269,527
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	745,717
Series G 5.00% 11/1/31	1,500,000	1,699,515
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,096,300

		8,023,339

State General Obligation Bonds – 12.39%
Minnesota
Series A 5.00% 8/1/27	7,590,000	8,990,431
Series A 5.00% 8/1/29	2,500,000	2,933,550
Series A 5.00% 8/1/33	2,075,000	2,506,559
Series A 5.00% 10/1/33	1,000,000	1,194,000
Series A 5.00% 8/1/35	2,975,000	3,559,379
Series A 5.00% 8/1/38	1,000,000	1,181,140
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	4,941,811
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,622,396
Series D 5.00% 8/1/26	6,000,000	7,295,760
Series D 5.00% 8/1/27	2,525,000	3,052,750
Series E 5.00% 10/1/26	3,395,000	4,138,301
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,394,350
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,461,921
Series A 5.00% 8/1/30	4,200,000	4,847,640
Series A 5.00% 8/1/32	3,875,000	4,463,923

17

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)

State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series A Unrefunded Balance 4.00% 8/1/27	955,000	$1,019,873

		67,603,784

Transportation Revenue Bonds – 3.46%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior
Series A 5.00% 1/1/28	1,250,000	1,282,163
Series C 5.00% 1/1/29	350,000	418,397
Series C 5.00% 1/1/33	850,000	990,361
Series C 5.00% 1/1/36	600,000	690,624
Series C 5.00% 1/1/41	600,000	679,344
Series C 5.00% 1/1/46	1,595,000	1,796,401
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,110,480
Series B 5.00% 1/1/26	575,000	624,266
Series B 5.00% 1/1/27	1,160,000	1,257,382
Series B 5.00% 1/1/28	2,750,000	2,976,133
Series B 5.00% 1/1/29	120,000	129,661
Series B 5.00% 1/1/30	1,675,000	1,807,928
Series B 5.00% 1/1/31	1,750,000	1,886,885
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,216,096

		18,866,121

Water & Sewer Revenue Bonds – 3.15%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,082,644
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,565,144
Series B 5.00% 9/1/25	2,000,000	2,222,660
Series C 4.00% 3/1/31	3,120,000	3,430,846
Series C 4.00% 3/1/32	3,225,000	3,515,057
Series E 5.00% 9/1/23	2,000,000	2,227,700
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,135,750

		17,179,801

Total Municipal Bonds (cost $527,216,645)		538,885,019

18

	Principal amount°	Value (US $)
Short-Term Investments – 0.07%

Variable Rate Demand Notes – 0.07%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Children’s Hospitals & Clinics) Series B 1.72% 8/15/25
(AGM) (SPA – US Bank N.A.)	200,000	$200,000
Minnesota Health Care System Revenue (Fairview Health Services) Series C 1.72% 11/15/48
(LOC – Wells Fargo Bank N.A.)	200,000	200,000

Total Short-Term Investments (cost $400,000)		400,000

Total Value of Securities – 98.84% (cost $527,616,645)		$539,285,019

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $9,841,043, which represents 1.80% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

19

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 97.90%

Corporate Revenue Bond – 0.31%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT)#	255,000	$234,462

		234,462

Education Revenue Bonds – 13.29%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	421,511
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	481,964
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	319,515
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/38	400,000	407,960
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project) Series A 5.50% 8/1/36	420,000	437,287
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	554,905
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	508,245
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	546,504
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	525,000	571,505
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	494,973
5.00% 10/1/35	555,000	628,093
(St. Catherine University) Series A 5.00% 10/1/35	565,000	632,500
(St. Johns University) Series 8-I 5.00% 10/1/31	130,000	149,235
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	145,103
Series 8-G 5.00% 12/1/32	125,000	144,850
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,019,520
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,504,146
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	325,000	340,243
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	338,936

20

	Principal amount°	Value (US $)
Municipal Bonds (continued)

Education Revenue Bonds (continued)

St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Great River School Project) Series A 144A 5.25% 7/1/33 #	140,000	$145,244
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	261,646

		10,053,885

Electric Revenue Bonds – 10.48%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,158,006
Series E 5.00% 1/1/23	1,000,000	1,086,620
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	290,903
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	570,480
Series A 5.00% 10/1/30	240,000	272,889
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	173,790
5.00% 1/1/30	235,000	274,715
5.00% 1/1/31	350,000	399,501
Series A 5.00% 1/1/25	200,000	222,228
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	359,205
Series A 5.00% 12/1/29	500,000	594,835
Series A 5.00% 12/1/31	575,000	674,170
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	455,532
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,250,000	1,401,375

		7,934,249

Healthcare Revenue Bonds – 31.10%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	282,493
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. – Orchard Path Project) 5.00% 9/1/43	535,000	563,136
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	493,425
3rd Tier Series C 5.00% 1/1/32	420,000	419,970

21

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	250,000	$250,665
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.00% 6/1/38	250,000	257,680
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/24	600,000	667,746
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	480,000	483,864
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A 5.00% 2/15/37	750,000	837,300
(St. Luke’s Hospital of Duluth Obligated Group) 5.75% 6/15/32	750,000	812,070
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	280,157
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	603,334	601,295
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	510,265
5.00% 5/1/28	1,000,000	1,175,470
(North Memorial Health Care) 5.00% 9/1/31	320,000	352,832
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,690
Series A 5.00% 11/15/34	500,000	562,860
Series A 5.00% 11/15/49	1,000,000	1,106,340
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	539,312
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,450,952
(Children’s Health Care) Series A 5.25% 8/15/25	1,000,000	1,046,760

22

	Principal amount°	Value (US $)
Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Health Obligated Group) Series C-1 5.50% 2/15/25 (AGC)	2,500,000	$2,584,050
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	925,000	991,202
(Olmsted Medical Center Project) 5.125% 7/1/20	430,000	442,242
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.00% 9/1/21	1,050,000	1,118,533
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	581,819
St. Cloud Health Care Revenue
(Centracare Health System Project) Unrefunded Balance 5.125% 5/1/30	360,000	373,262
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Unrefunded Balance Series A-2 5.25% 11/15/28	975,000	1,000,379
(Fairview Health Services) Series A 5.00% 11/15/47	275,000	303,322
(HealthPartners Obligated Group Project)
5.00% 7/1/32	1,000,000	1,118,730
5.00% 7/1/33	200,000	222,520
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	500,000	506,330
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/37	500,000	520,050
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	511,220

		23,532,941

Housing Revenue Bond – 0.40%
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	298,726

		298,726

Lease Revenue Bonds – 5.47%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,213,773
Series A 5.00% 6/1/43	715,000	786,107
Series B 5.00% 3/1/27	1,000,000	1,090,260

23

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio Project) 5.00% 12/1/25	1,000,000	$1,048,600

		4,138,740

Local General Obligation Bonds – 7.44%
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	267,680
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,747,320
Series A 5.00% 12/1/38	1,055,000	1,229,181
Series C 5.00% 12/1/30	1,500,000	1,790,655
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	596,195

		5,631,031

Pre-Refunded/Escrowed to Maturity Bonds – 8.97%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B 6.875% 11/1/34-19§	750,000	782,647
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	471,410
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A 6.875% 12/1/29-19§	950,000	985,977
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.50% 7/1/29-19§	1,000,000	1,012,390
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28-19§	1,025,000	1,050,451
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	165,000	196,561
Series A 5.00% 11/15/30-25§	120,000	142,954
University of Minnesota
Series A 5.00% 12/1/23-20§	1,000,000	1,058,680
Series D 5.00% 12/1/26-21§	1,000,000	1,090,820

		6,791,890

Special Tax Revenue Bonds – 0.75%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	109,998
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	459,436

		569,434

24

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds – 11.31%
Minnesota
Series A 5.00% 8/1/33	285,000	$344,274
Series A 5.00% 8/1/34	1,000,000	1,202,550
Series D 5.00% 8/1/26	2,500,000	3,039,900
Series D 5.00% 8/1/27	1,500,000	1,813,515
Series E 5.00% 10/1/26	500,000	609,470
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	434,076
(Various Purposes) Series F 5.00% 10/1/22	1,000,000	1,117,530

		8,561,315

Transportation Revenue Bonds – 6.72%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior Series B 5.00% 1/1/22 (AMT)	1,000,000	1,002,290
Subordinate
Series B 5.00% 1/1/26	710,000	770,833
Series B 5.00% 1/1/31	750,000	808,665
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,024,230
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	499,721
Series A 4.00% 8/1/27	545,000	599,718
Series A 4.00% 8/1/28	350,000	382,729

		5,088,186

Water & Sewer Revenue Bonds – 1.66%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	621,291
Series C 4.00% 3/1/32	585,000	637,615

		1,258,906

Total Municipal Bonds (cost $72,276,362)		74,093,765

25

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

Short-Term Investments – 1.16%

Variable Rate Demand Notes – 1.16%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series B-1 1.71% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	575,000	$575,000
(Children’s Hospitals & Clinics) Series B 1.72% 8/15/25
(AGM) (SPA – US Bank N.A.)	300,000	300,000

Total Short-Term Investments (cost $875,000)		875,000

Total Value of Securities – 99.06%
(cost $73,151,362)		$74,968,765

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $1,203,813, which represents 1.59% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

26

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LOC – Letter of Credit

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

27

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 97.85%

Corporate Revenue Bond - 1.01%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT)#	1,920,000	$1,765,363

		1,765,363

Education Revenue Bonds - 20.28%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/37	850,000	819,944
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,218,832
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	255,745
Series A 5.00% 7/1/45	230,000	227,330
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,048,170
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,000,000	1,010,240
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	671,286
Series A 5.75% 8/1/44	585,000	604,978
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	236,560
Series A 5.00% 7/1/47	710,000	694,167
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	647,991
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	170,277
Series A 5.00% 7/1/44	495,000	503,757
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	999,930
Series A 5.00% 7/1/47	800,000	775,208
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	762,615
144A 5.00% 8/1/53 #	570,000	583,076
5.25% 8/1/39	800,000	832,768

28

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,500,000	$1,588,455
(Carleton College) 4.00% 3/1/37	635,000	669,779
(Gustavus Adolphus College) 5.00% 10/1/47	1,000,000	1,099,570
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	264,085
4.00% 5/1/25	200,000	210,334
4.00% 5/1/26	100,000	104,774
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	583,364
Series A 5.00% 10/1/45	670,000	730,019
(St. John’s University) Series 8-I 5.00% 10/1/34	215,000	245,274
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	237,968
Series 8-G 5.00% 12/1/32	205,000	237,554
Series 8-N 4.00% 10/1/34	800,000	855,952
Series 8-N 4.00% 10/1/35	590,000	629,329
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	759,623
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	315,822
Series B 5.00% 10/1/39	770,000	806,028
(University of St. Thomas) Series A 4.00% 10/1/35	400,000	423,544
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,408,625
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	770,000	806,113
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	412,155
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,744,523
(Great River School Project) Series A 144A 5.50% 7/1/52 #	265,000	271,455
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	525,740
Series A 6.00% 9/1/51	500,000	530,280
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,217,447
Series A 4.125% 9/1/47	500,000	463,245
(St. Paul Conservatory for Performing Artists) Series A 4.625% 3/1/43	445,000	411,874

29

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	$1,509,060
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,447,711
Series A 5.00% 9/1/40	900,000	1,035,234
Series A 5.00% 9/1/41	620,000	711,611

		35,319,421

Electric Revenue Bonds – 8.17%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,500,000	1,596,345
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	407,263
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	547,854
Series A 5.00% 12/1/26	360,000	397,955
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	189,595
5.00% 10/1/47	745,000	835,756
Series A 5.00% 10/1/28	500,000	572,680
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	592,220
5.00% 1/1/28	500,000	583,510
5.00% 1/1/29	470,000	544,542
5.00% 1/1/33	225,000	257,195
5.00% 1/1/34	200,000	227,700
Series A 5.00% 1/1/24	335,000	373,150
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	520,447
Series A 5.00% 12/1/35	500,000	576,105
Series A 5.00% 12/1/36	520,000	596,710
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	446,296
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	843,096
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	564,690
Series A 5.00% 1/1/33	750,000	840,825
Series A 5.00% 1/1/34	450,000	503,185

30

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/40	2,000,000	$2,212,340

		14,229,459

Healthcare Revenue Bonds – 32.49%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	406,548
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,019,030
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	829,836
5.00% 9/1/58	1,175,000	1,226,571
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	525,000	530,497
4th Tier Series D 7.00% 1/1/37	515,000	504,674
4th Tier Series D 7.25% 1/1/52	1,500,000	1,490,475
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,283,405
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	725,000	745,510
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	1,675,000	1,693,040
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	750,000	740,287
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,535,715
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	855,703
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	870,000	870,766
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	333,355
Series A 5.00% 4/1/40	315,000	312,556
Series A 5.00% 4/1/48	185,000	181,380

31

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A 5.00% 2/15/48	590,000	$646,917
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	812,070
6.00% 6/15/39	1,000,000	1,089,520
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	189,481
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	752,573
(St. John’s Lutheran Home of Albert Lea Project) 5.375% 10/1/44	165,000	168,132
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,178,712
5.00% 5/1/26	1,300,000	1,528,930
5.00% 5/1/29	500,000	585,010
(North Memorial Health Care) 5.00% 9/1/30	610,000	677,155
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,012,770
Series A 5.00% 11/15/33	1,200,000	1,355,256
Series A 5.00% 11/15/34	500,000	562,860
Series A 5.00% 11/15/44	1,000,000	1,090,860
Series A 5.00% 11/15/49	1,450,000	1,604,193
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,743,418
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	492,290
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	502,720
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	183,965
Series A 6.875% 12/1/48	800,000	860,448
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,824,332
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	384,563
5.00% 7/1/27	245,000	272,300

32

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project) 5.00% 7/1/28	225,000	$249,019
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,182,503
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	834,785
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	134,901
5.00% 9/1/34	105,000	113,911
St. Cloud Health Care Revenue
(Centracare Health System Project)
Unrefunded Balance 5.125% 5/1/30	15,000	15,553
Series A 4.00% 5/1/37	1,440,000	1,504,166
Series A 5.00% 5/1/46	2,000,000	2,181,840
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	656,816
Series A 5.00% 11/15/47	485,000	534,950
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,380,799
Series A 5.00% 7/1/29	1,000,000	1,144,450
Series A 5.00% 7/1/32	900,000	1,006,857
Series A 5.00% 7/1/33	1,540,000	1,713,404
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,683,374
Series A 5.15% 11/1/42	775,000	773,892
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	960,100
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,820,857
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,527,840
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	265,938
Series A 5.75% 11/1/39	590,000	603,558

33

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series A 6.00% 5/1/47	920,000	$941,362
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,279,100

		56,587,798

Housing Revenue Bonds – 1.45%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	310,000	310,577
Minneapolis – St. Paul Housing Finance Board Single Family Mortgage-Backed Securities Program
(City Living Project) Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	11,748	11,752
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	113,824
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,336,404
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	750,195

		2,522,752

Lease Revenue Bonds – 2.67%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,931,003
Series A 5.00% 6/1/43	1,000,000	1,099,450
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,612,916

		4,643,369

Local General Obligation Bonds – 7.81%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	1,000,000	1,184,570
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,149,110
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	473,414
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,107,961
Hennepin County
Series A 5.00% 12/1/26	750,000	918,187
Series A 5.00% 12/1/37	910,000	1,064,655
Series C 5.00% 12/1/37	2,500,000	2,900,175

34

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	$1,172,290
Series A 5.00% 2/1/29	1,000,000	1,169,850
Series A 5.00% 2/1/30	445,000	518,425
Series A 5.00% 2/1/31	1,000,000	1,159,560
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	791,219

		13,609,416

Pre-Refunded/Escrowed to Maturity Bonds – 8.85%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project) Series A 7.00% 11/1/46-19§	1,650,000	1,722,715
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23§	500,000	577,310
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22§	325,000	360,490
Series 7-Q 5.00% 10/1/26-22§	280,000	310,576
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19§	1,000,000	1,019,200
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45-20§	1,500,000	1,608,615
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project)
Series A 6.875% 12/1/29-19§	1,000,000	1,037,870
Series A 7.375% 12/1/41-19§	375,000	390,461
St. Cloud Health Care Revenue
(Centracare Health System Project) 5.50% 5/1/39-19 (AGC)§	1,500,000	1,509,240
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	2,005,000	2,031,466
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project) Series A 6.625% 9/1/42-21§	1,500,000	1,677,135
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	275,000	327,602
Series A 5.00% 11/15/30-25§	205,000	244,212
University of Minnesota
Series A 5.125% 4/1/34-19§	1,000,000	1,002,720

35

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Minnesota
Series A 5.25% 12/1/28-20§	1,500,000	$1,594,440

		15,414,052

Special Tax Revenue Bonds – 1.59%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	266,025
Minneapolis Tax Increment Revenue
(Giant Park Project)
4.00% 3/1/27	200,000	203,844
4.00% 3/1/30	260,000	262,967
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	709,800
4.00% 3/1/27	650,000	640,380
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	689,154

		2,772,170

State General Obligation Bonds – 8.72%
Minnesota
Series A 5.00% 8/1/27	1,000,000	1,184,510
Series A 5.00% 8/1/29	1,000,000	1,173,420
Series A 5.00% 8/1/33	660,000	797,267
Series A 5.00% 10/1/33	2,000,000	2,388,000
Series A 5.00% 8/1/34	2,185,000	2,627,572
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,068,646
Series D 5.00% 8/1/26	1,000,000	1,215,960
Series D 5.00% 8/1/27	1,000,000	1,209,010
Series E 5.00% 10/1/26	1,085,000	1,322,550
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,206,042

		15,192,977

Transportation Revenue Bonds – 3.21%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior
Series A 5.00% 1/1/32	1,245,000	1,457,422
Series C 5.00% 1/1/46	185,000	208,360
Subordinate
Series A 5.00% 1/1/22	1,000,000	1,058,630
Series A 5.00% 1/1/32	500,000	558,610
Series B 5.00% 1/1/29	2,130,000	2,301,486

		5,584,508

36

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds – 1.60%
Guam Government Waterworks Authority
5.00% 7/1/37	575,000	$626,221
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,061,143
Series C 4.00% 3/1/32	1,000,000	1,089,940

		2,777,304

Total Municipal Bonds (cost $168,044,220)		170,418,589

Short-Term Investments – 0.89%

Variable Rate Demand Notes – 0.89%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series B-1 1.71% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	400,000	400,000
(Children’s Hospitals & Clinics) Series B 1.72% 8/15/25
(AGM) (SPA – US Bank N.A.)	1,150,000	1,150,000

Total Short-Term Investments (cost $1,550,000)		1,550,000

Total Value of Securities – 98.74%
(cost $169,594,220)		$171,968,589

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $5,059,388, which represents 2.90% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

37

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

38

Statements of assets and liabilities

February 28, 2019 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$539,285,019	$74,968,765	$171,968,589
Cash	60,267	92,791	3,284
Interest receivable	6,942,839	804,909	2,117,092
Receivable for fund shares sold	199,162	—	319,827

Total assets	546,487,287	75,866,465	174,408,792

Liabilities:
Payable for fund shares redeemed	297,999	82,038	15,364
Investment management fees payable to affiliates	186,365	17,316	60,154
Distribution payable	182,071	23,558	58,325
Distribution fees payable to affiliates	94,264	12,038	33,454
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	58,688	9,116	21,686
Accounting and administration expenses payable to non-affiliates	24,094	13,274	15,509
Audit and tax fees payable	22,555	22,555	22,555
Other accrued expenses	13,767	5,853	11,984
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,135	572	1,311
Accounting and administration expenses payable to affiliates	1,887	526	808
Trustees’ fees and expenses payable to affiliates	1,824	251	580
Legal fees payable to affiliates	872	119	274
Reports and statements to shareholders expenses payable to affiliates	529	73	169
Open	—	—	—

Total liabilities	889,050	187,289	242,173

Total Net Assets	$545,598,237	$75,679,176	$174,166,619

Net Assets Consist of:
Paid-in capital	$534,858,823	$74,045,280	$172,917,272
Total distributable earnings (loss)	10,739,414	1,633,896	1,249,347

Total Net Assets	$545,598,237	$75,679,176	$174,166,619

39

Statements of assets and liabilities

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$370,909,802	$54,285,178	$95,307,113
Shares of beneficial interest outstanding, unlimited authorization, no par	30,536,743	5,002,712	8,934,621
Net asset value per share	$12.15	$10.85	$10.67
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$12.72	$11.16	$11.17

Class C:
Net assets	$30,009,571	$7,545,858	$20,005,439
Shares of beneficial interest outstanding, unlimited authorization, no par	2,462,654	693,983	1,871,728
Net asset value per share	$12.19	$10.87	$10.69

Institutional Class:
Net assets	$144,678,864	$13,848,140	$58,854,067
Shares of beneficial interest outstanding, unlimited authorization, no par	11,913,816	1,275,775	5,519,049
Net asset value per share	$12.14	$10.85	$10.66

[1]Investments, at cost	$527,616,645	$73,151,362	$169,594,220

See accompanying notes, which are an integral part of the financial statements.

40

Statements of operations

Six months ended February 28, 2019 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Investment Income:
Interest	$10,336,466	$1,385,825	$3,365,582

Expenses:
Management fees	1,459,139	188,813	467,486
Distribution expenses – Class A	466,702	69,076	118,601
Distribution expenses – Class C	159,045	39,789	100,611
Dividend disbursing and transfer agent fees and expenses	160,378	25,305	59,083
Accounting and administration expenses	69,988	28,682	37,192
Reports and statements to shareholders expenses	31,233	7,627	11,956
Registration fees	25,505	12,725	6,507
Audit and tax fees	23,328	23,328	23,328
Legal fees	17,061	1,946	4,557
Trustees’ fees and expenses	12,634	1,792	4,025
Custodian fees	7,639	1,841	2,843
Other	22,014	8,227	12,246

	2,454,666	409,151	848,435
Less expenses waived	(221,849)	(87,966)	(83,820)
Less waived distribution expenses – Class A	—	(27,630)	—
Less expenses paid indirectly	(4,500)	(636)	(1,244)

Total operating expenses	2,228,317	292,919	763,371

Net Investment Income	8,108,149	1,092,906	2,602,211

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(270,342)	(76,518)	(228,645)
Net change in unrealized appreciation (depreciation) of investments	237,169	245,869	259,154

Net Realized and Unrealized Gain (Loss)	(33,173)	169,351	30,509

Net Increase in Net Assets Resulting from Operations	$8,074,976	$1,262,257	$2,632,720

See accompanying notes, which are an integral part of the financial statements.

41

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18

Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,108,149	$16,357,240
Net realized gain (loss)	(270,342)	299,568
Net change in unrealized appreciation (depreciation)	237,169	(15,406,873)

Net increase in net assets resulting from operations	8,074,976	1,249,935

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(5,633,544)	(14,247,459)
Class C	(360,850)	(1,274,213)
Institutional Class	(2,104,198)	(3,638,192)

	(8,098,592)	(19,159,864)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,097,324	38,349,082
Class C	1,408,109	2,636,660
Institutional Class	56,931,487	54,835,728

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,101,044	12,235,255
Class C	357,867	1,195,247
Institutional Class	1,587,983	3,287,427

	85,483,814	112,539,399

42

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(44,608,274)	$(70,209,949)
Class C	(7,341,435)	(17,670,338)
Institutional Class	(33,924,969)	(24,104,373)

	(85,874,678)	(111,984,660)

Increase (decrease) in net assets derived from capital share transactions	(390,864)	554,739

Net Decrease in Net Assets	(414,480)	(17,355,190)

Net Assets:
Beginning of period	546,012,717	563,367,907

End of period[1]	$545,598,237	$546,012,717

[1]

Net Assets – End of period includes distributions in excess of net investment income of $240,388 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Institutional Class
Dividends from net investment income	$(12,134,393)	$(1,024,249)	$(3,183,679)
Distributions from net realized gains	(2,113,066)	(249,964)	(454,513)

See accompanying notes, which are an integral part of the financial statements.

43

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,092,906	$2,428,417
Net realized gain (loss)	(76,518)	72,266
Net change in unrealized appreciation (depreciation)	245,869	(2,687,546)

Net increase (decrease) in net assets resulting from operations	1,262,257	(186,863)

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(817,006)	(2,031,660)
Class C	(83,828)	(249,902)
Institutional Class	(191,666)	(518,897)

	(1,092,500)	(2,800,459)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,138,340	4,764,864
Class C	523,740	670,790
Institutional Class	4,534,944	5,446,733

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	717,817	1,731,184
Class C	81,790	237,000
Institutional Class	185,050	499,540

	9,181,681	13,350,111

44

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,955,934)	$(14,067,022)
Class C	(1,632,102)	(3,881,824)
Institutional Class	(2,396,235)	(12,720,892)

	(12,984,271)	(30,669,738)

Decrease in net assets derived from capital share transactions	(3,802,590)	(17,319,627)

Net Decrease in Net Assets	(3,632,833)	(20,306,949)

Net Assets:
Beginning of period	79,312,009	99,618,958

End of period[1]	$75,679,176	$79,312,009

[1]

Net Assets – End of period includes distributions in excess of net investment income of $4,190 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Institutional Class
Dividends from net investment income	$(1,771,652)	$(205,693)	$(450,722)
Distributions from net realized gain	(260,008)	(44,209)	(68,175)

See accompanying notes, which are an integral part of the financial statements.

45

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,602,211	$5,142,414
Net realized loss	(228,645)	(71,151)
Net change in unrealized appreciation (depreciation)	259,154	(3,485,137)

Net increase in net assets resulting from operations	2,632,720	1,586,126

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(1,454,230)	(2,914,141)
Class C	(232,982)	(667,362)
Institutional Class	(911,984)	(1,591,025)

	(2,599,196)	(5,172,528)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,893,779	16,270,537
Class C	1,398,097	3,339,629
Institutional Class	15,400,929	24,537,706

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,334,915	2,338,287
Class C	219,968	598,928
Institutional Class	896,458	1,536,871

	24,144,146	48,621,958

46

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,886,334)	$(16,152,757)
Class C	(3,249,498)	(13,869,963)
Institutional Class	(11,007,401)	(16,399,941)

	(24,143,233)	(46,422,661)

Increase in net assets derived from capital share transactions	913	2,199,297

Net Increase (Decrease) in Net Assets	34,437	(1,387,105)

Net Assets:
Beginning of period	174,132,182	175,519,287

End of period[1]	$174,166,619	$174,132,182

[1]

Net Assets - There was no undistributed net investment income in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Institutional Class
Dividends from net investment income	$(2,914,141)	$(667,362)	$(1,591,025)

See accompanying notes, which are an integral part of the financial statements.

47

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

48

Six months ended
2/28/19[1]			Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$12.14	$12.54	$12.87	$12.60	$12.67	$11.97

0.18	0.37	0.38	0.41	0.44	0.45
0.01	(0.34)	(0.32)	0.28	(0.06)	0.73

0.19	0.03	0.06	0.69	0.38	1.18

(0.18)	(0.37)	(0.39)	(0.42)	(0.45)	(0.44)
—	(0.06)	—	—	—	(0.04)

(0.18)	(0.43)	(0.39)	(0.42)	(0.45)	(0.48)

$12.15	$12.14	$12.54	$12.87	$12.60	$12.67

1.59%	0.26%	0.49%	5.52%	3.02%	10.03%

$370,910	$390,477	$423,497	$481,066	$479,275	$503,072
0.85%	0.85%	0.85%	0.85%	0.87%	0.90%
0.93%	0.94%	0.95%	0.95%	0.96%	0.95%
3.02%	2.99%	3.08%	3.25%	3.51%	3.61%
2.94%	2.90%	2.98%	3.15%	3.42%	3.56%
6%	16%	17%	15%	11%	10%

49

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

50

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$12.18	$12.58	$12.91	$12.64	$12.71	$12.01

0.14	0.28	0.29	0.32	0.35	0.35
0.01	(0.34)	(0.33)	0.27	(0.07)	0.74

0.15	(0.06)	(0.04)	0.59	0.28	1.09

(0.14)	(0.28)	(0.29)	(0.32)	(0.35)	(0.35)
—	(0.06)	—	—	—	(0.04)

(0.14)	(0.34)	(0.29)	(0.32)	(0.35)	(0.39)

$12.19	$12.18	$12.58	$12.91	$12.64	$12.71

1.21%	(0.49% )	(0.25% )	4.73%	2.25%	9.19%

$30,009	$35,642	$51,045	$53,502	$45,393	$41,612
1.60%	1.60%	1.60%	1.60%	1.62%	1.65%
1.68%	1.69%	1.70%	1.70%	1.71%	1.70%
2.27%	2.24%	2.33%	2.50%	2.76%	2.86%
2.19%	2.15%	2.23%	2.40%	2.67%	2.81%
6%	16%	17%	15%	11%	10%

51

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

52

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$12.14	$12.54	$12.87	$12.59	$12.66	$12.07

0.20	0.40	0.41	0.45	0.48	0.34
—	(0.34)	(0.32)	0.28	(0.07)	0.59

0.20	0.06	0.09	0.73	0.41	0.93

(0.20)	(0.40)	(0.42)	(0.45)	(0.48)	(0.34)
—	(0.06)	—	—	—	—

(0.20)	(0.46)	(0.42)	(0.45)	(0.48)	(0.34)

$12.14	$12.14	$12.54	$12.87	$12.59	$12.66

1.63%	0.51%	0.75%	5.87%	3.27%	7.74%

$144,679	$119,894	$88,826	$53,133	$32,084	$17,533
0.60%	0.60%	0.60%	0.60%	0.62%	0.65%
0.68%	0.69%	0.70%	0.70%	0.71%	0.70%
3.27%	3.24%	3.33%	3.50%	3.76%	3.84%
3.19%	3.15%	3.23%	3.40%	3.67%	3.79%
6%	16%	17%	15%	11%	10% [5]

53

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

54

Six months ended
2/28/19[1]			Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$10.82	$11.17	$11.44	$11.22	$11.32	$10.84

0.16	0.30	0.31	0.33	0.34	0.34
0.03	(0.31)	(0.25)	0.22	(0.10)	0.49

0.19	(0.01)	0.06	0.55	0.24	0.83

(0.16)	(0.30)	(0.31)	(0.33)	(0.34)	(0.34)
—	(0.04)	(0.02)	—	—	(0.01)

(0.16)	(0.34)	(0.33)	(0.33)	(0.34)	(0.35)

$10.85	$10.82	$11.17	$11.44	$11.22	$11.32

1.76%	(0.01% )	0.55%	4.98%	2.12%	7.79%

$54,285	$59,284	$68,934	$79,730	$84,663	$90,571
0.71%	0.79%	0.84%	0.84%	0.85%	0.84%
1.04%	1.00%	0.99%	0.97%	0.98%	0.98%
2.96%	2.77%	2.79%	2.92%	2.98%	3.08%
2.63%	2.56%	2.64%	2.79%	2.85%	2.94%
12%	17%	22%	14%	14%	14%

55

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

56

Six months ended
2/28/19[1]			Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$10.84	$11.19	$11.47	$11.24	$11.35	$10.86

0.11	0.21	0.22	0.24	0.24	0.25
0.03	(0.31)	(0.26)	0.23	(0.11)	0.50

0.14	(0.10)	(0.04)	0.47	0.13	0.75

(0.11)	(0.21)	(0.22)	(0.24)	(0.24)	(0.25)
—	(0.04)	(0.02)	—	—	(0.01)

(0.11)	(0.25)	(0.24)	(0.24)	(0.24)	(0.26)

$10.87	$10.84	$11.19	$11.47	$11.24	$11.35

1.33%	(0.86% )	(0.39% )	4.17%	1.16%	6.96%

$7,546	$8,558	$11,885	$13,315	$11,740	$12,651
1.56%	1.64%	1.69%	1.69%	1.70%	1.69%
1.79%	1.75%	1.74%	1.72%	1.73%	1.73%
2.11%	1.92%	1.94%	2.07%	2.13%	2.23%
1.88%	1.81%	1.89%	2.04%	2.10%	2.19%
12%	17%	22%	14%	14%	14%

57

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

58

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$10.83	$11.17	$11.45	$11.22	$11.33	$10.95

0.17	0.32	0.33	0.35	0.35	0.26
0.02	(0.30)	(0.26)	0.23	(0.11)	0.38

0.19	0.02	0.07	0.58	0.24	0.64

(0.17)	(0.32)	(0.33)	(0.35)	(0.35)	(0.26)
—	(0.04)	(0.02)	—	—	—

(0.17)	(0.36)	(0.35)	(0.35)	(0.35)	(0.26)

$10.85	$10.83	$11.17	$11.45	$11.22	$11.33

1.74%	0.23%	0.61%	5.22%	2.18%	5.85%

$13,848	$11,470	$18,800	$12,694	$4,402	$2,376
0.56%	0.64%	0.69%	0.69%	0.70%	0.69%
0.79%	0.75%	0.74%	0.72%	0.73%	0.73%
3.11%	2.92%	2.94%	3.07%	3.13%	3.21%
2.88%	2.81%	2.89%	3.04%	3.10%	3.17%
12%	17%	22%	14%	14%	14% [5]

59

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

60

Six months ended
2/28/19[1]			Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$10.66	$10.88	$11.13	$10.84	$10.88	$10.25

0.16	0.32	0.33	0.36	0.38	0.40
0.01	(0.22)	(0.25)	0.29	(0.04)	0.63

0.17	0.10	0.08	0.65	0.34	1.03

(0.16)	(0.32)	(0.33)	(0.36)	(0.38)	(0.40)

(0.16)	(0.32)	(0.33)	(0.36)	(0.38)	(0.40)

$10.67	$10.66	$10.88	$11.13	$10.84	$10.88

1.63%	0.95%	0.84%	6.12%	3.20%	10.25%

$95,307	$98,980	$98,491	$121,168	$122,618	$119,044
0.89%	0.89%	0.89%	0.89%	0.91%	0.89%
0.99%	0.99%	0.99%	0.98%	1.01%	0.99%
3.07%	2.98%	3.08%	3.23%	3.52%	3.82%
2.97%	2.88%	2.98%	3.14%	3.42%	3.72%
6%	14%	19%	15%	16%	15%

61

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

62

Six months ended
2/28/19[1]			Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$10.68	$10.90	$11.15	$10.87	$10.90	$10.27

0.12	0.24	0.25	0.27	0.30	0.33
0.01	(0.22)	(0.25)	0.29	(0.03)	0.62

0.13	0.02	—	0.56	0.27	0.95

(0.12)	(0.24)	(0.25)	(0.28)	(0.30)	(0.32)

(0.12)	(0.24)	(0.25)	(0.28)	(0.30)	(0.32)

$10.69	$10.68	$10.90	$11.15	$10.87	$10.90

1.25%	0.19%	0.09%	5.22%	2.53%	9.41%

$20,006	$21,651	$32,223	$35,751	$32,174	$32,279
1.64%	1.64%	1.64%	1.64%	1.66%	1.64%
1.74%	1.74%	1.74%	1.73%	1.76%	1.74%
2.32%	2.23%	2.33%	2.48%	2.77%	3.07%
2.22%	2.13%	2.23%	2.39%	2.67%	2.97%
6%	14%	19%	15%	16%	15%

63

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

64

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$10.66	$10.87	$11.12	$10.84	$10.88	$10.35

0.17	0.35	0.36	0.38	0.41	0.31
—	(0.21)	(0.25)	0.29	(0.04)	0.53

0.17	0.14	0.11	0.67	0.37	0.84

(0.17)	(0.35)	(0.36)	(0.39)	(0.41)	(0.31)

(0.17)	(0.35)	(0.36)	(0.39)	(0.41)	(0.31)

$10.66	$10.66	$10.87	$11.12	$10.84	$10.88

1.66%	1.30%	1.09%	6.28%	3.46%	8.21%

$58,854	$53,501	$44,805	$31,206	$14,841	$6,470
0.64%	0.64%	0.64%	0.64%	0.66%	0.64%
0.74%	0.74%	0.74%	0.73%	0.76%	0.74%
3.32%	3.23%	3.33%	3.48%	3.77%	4.04%
3.22%	3.13%	3.23%	3.39%	3.67%	3.94%
6%	14%	19%	15%	16%	15% [5]

65

Notes to financial statements
Delaware Funds ® by Macquarie Minnesota municipal bond funds	February 28, 2019 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, which will be incurred if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well

66

as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended Feb. 28, 2019 and for all open tax years (years ended Aug. 31, 2016–Aug. 31, 2018), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended Feb. 28, 2019, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares

67

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2019, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$4,290	$598	$1,163

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2019, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$210	$38	$81

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fees and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to

68

reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed the following percentage of each Fund’s average daily net assets from Sept. 1, 2018 through Feb. 28, 2019.* These waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Operating expense limitation as a percentage of average daily net assets	0.60%	0.56%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2019, the Funds were charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$12,145	$3,420	$5,218

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; and 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2019, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$17,950	$2,492	$5,701

69

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from Sept. 1, 2018 through Feb. 28, 2019.** The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2019, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$7,744	$1,093	$2,459

For the six months ended Feb. 28, 2019, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$9,510	$1,007	$3,098

For the six months ended Feb. 28, 2019, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Class A	$731	$—	$ —

Class C	447	98	457

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

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Cross trades for the six months ended Feb. 28, 2019, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 28, 2019, the Funds engaged in the following Rule 17a-7 securities purchases and securities sales, which resulted in net realized losses as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$6,062,714	$4,678,121	$2,500,952
Sales	2,128,373	5,617,969	6,698,075
Net realized losses	(24,941)	(196)	(129,301)

*For Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, the aggregate contractual waiver period covering this report is from Dec. 29, 2017 through Dec. 28, 2019. For Delaware Tax-Free Minnesota Intermediate Fund, the aggregate contractual waiver period covering this report is from April 1, 2018 through April 1, 2019.

**For Delaware Tax-Free Minnesota Intermediate Fund Class A shares, the aggregate contractual waiver period covering this report is from Dec. 29, 2017 through Dec. 28, 2019.

3. Investments

For the six months ended Feb. 28, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$30,352,851	$ 8,726,569	$ 9,854,883
Sales	29,456,969	13,444,251	12,346,022

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Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

At Feb. 28, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since the final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2019, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Cost of investments	$527,683,830	$ 73,150,848	$169,585,164

Aggregate unrealized appreciation of investments	$13,658,967	$ 1,905,542	$ 3,579,910
Aggregate unrealized depreciation of investments	(2,057,778)	(87,625)	(1,196,485)

Net unrealized appreciation of investments	$11,601,189	$ 1,817,917	$ 2,383,425

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At Aug. 31, 2018, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund did not have any capital loss carryforwards.

At Aug. 31, 2018, capital loss carryforwards available to offset future realized capital gains for Delaware Minnesota High-Yield Municipal Bond Fund were as follows:

	No expiration
	Post-enactment capital loss character
	Short-term	Long-term	Total
Delaware Minnesota High-Yield Municipal Bond Fund	$820,481	$—	$820,481

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

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Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2019:

Delaware
Tax-Free
Minnesota Fund

Level 2
Securities
Assets:
Municipal Bonds	$538,885,019
Short-Term Investments	400,000

Total Value of Securities	$539,285,019

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Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

Delaware Tax-Free
Minnesota
Intermediate Fund

Level 2
Securities
Assets:
Municipal Bonds	$74,093,765
Short-Term Investments	875,000

Total Value of Securities	$74,968,765

Delaware Minnesota
High-Yield Municipal
Bond Fund

Level 2
Securities
Assets:
Municipal Bonds	$170,418,589
Short-Term Investments	1,550,000

Total Value of Securities	$171,968,589

During the six months ended Feb. 28, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Feb. 28, 2019, there were no Level 3 investments.

74

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund

	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18

Shares sold:
Class A	1,670,728	3,125,082	292,016	436,654	462,172	1,521,905
Class C	116,387	213,991	48,664	61,309	131,795	310,619
Institutional
Class	4,732,712	4,490,186	422,201	499,420	1,457,570	2,291,763

Shares issued upon reinvestment of dividends and distributions:
Class A	423,644	996,278	66,755	158,251	126,416	218,090
Class C	29,627	96,954	7,591	21,615	20,791	55,726
Institutional
Class	131,909	267,851	17,196	45,617	84,894	143,414

	7,105,007	9,190,342	854,423	1,222,866	2,283,638	4,541,517

Shares redeemed:
Class A	(3,710,525)	(5,728,359)	(834,295)	(1,288,814)	(937,981)	(1,510,584)
Class C	(608,640)	(1,441,859)	(151,510)	(355,611)	(307,672)	(1,296,104)
Institutional
Class	(2,825,316)	(1,965,838)	(223,124)	(1,168,219)	(1,043,188)	(1,535,704)

	(7,144,481)	(9,136,056)	(1,208,929)	(2,812,644)	(2,288,841)	(4,342,392)

Net increase (decrease)	(39,474)	54,286	(354,506)	(1,589,778)	(5,203)	199,125

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Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended Feb. 28, 2019 and the year ended Aug. 31, 2018, the Funds had the following exchange transactions:

			Six months ended 2/28/19

	Exchange		Exchange
	Redemptions		Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund	31,242	14,048	14,101	31,257	$546,426
Delaware Tax-Free Minnesota Intermediate Fund	1,165	4,633	4,645	1,165	62,568
Delaware Minnesota High-Yield Municipal Bond Fund	23,964	38,892	4,291	58,695	662,768
			Year ended 8/31/18

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund	179,677	324,507	282,986	222,704	$6,195,653
Delaware Tax-Free Minnesota Intermediate Fund	24,209	52,010	43,368	33,036	833,306
Delaware Minnesota High-Yield Municipal Bond Fund	47,282	241,837	232,144	57,805	3,092,167

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was

76

individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participants entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described on the previous page and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of Feb. 28, 2019, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US state or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2019, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assured Guaranty Corporation	4.28%	3.41%	0.87%
Assured Guaranty Municipal Corporation	0.42%	0.40%	0.66%
National Public Finance Guarantee Corporation	0.80%	—	—

	5.50%	3.81%	1.53%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

77

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

6. Geographic, Credit, and Market Risks (continued)

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

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7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reason for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statements of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Funds’ financial statements.

9. Subsequent Events

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2019, that would require recognition or disclosure in the Funds’ financial statements.

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About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds ®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

80

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 28, 2019

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2019, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2018 to February 28, 2019 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2018 to Feb. 28, 2019.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2018 to February 28, 2019 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Annualized Expense Ratio	Expenses Paid During Period 9/1/18 to 2/28/19*
Actual Fund return†
Class A	$1,000.00	$1,009.80	0.81%	$4.04
Class C	1,000.00	1,006.00	1.56%	7.76
Institutional Class	1,000.00	1,011.10	0.56%	2.79
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81
Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000
	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Annualized Expense Ratio	Expenses Paid During Period 9/1/18 to 2/28/19*
Actual Fund return†
Class A	$1,000.00	$1,015.40	0.65%	$3.25
Class C	1,000.00	1,011.10	1.50%	7.48
Institutional Class	1,000.00	1,016.20	0.50%	2.50
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.57	0.65%	$3.26
Class C	1,000.00	1,017.36	1.50%	7.50
Institutional Class	1,000.00	1,022.32	0.50%	2.51

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Annualized Expense Ratio	Expenses Paid During Period 9/1/18 to 2/28/19*
Actual Fund return†
Class A	$1,000.00	$1,002.80	0.85%	$4.22
Class C	1,000.00	1,000.10	1.60%	7.93
Institutional Class	1,000.00	1,004.20	0.60%	2.98
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

*

“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free USA Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.17%
Corporate Revenue Bonds	11.46%
Education Revenue Bonds	3.89%
Electric Revenue Bonds	4.09%
Healthcare Revenue Bonds	11.34%
Lease Revenue Bonds	4.44%
Local General Obligation Bonds	11.59%
Pre-Refunded/Escrowed to Maturity Bonds	14.66%
Special Tax Revenue Bonds	7.60%
State General Obligation Bonds	13.04%
Transportation Revenue Bonds	14.70%
Water & Sewer Revenue Bonds	1.36%
Short-Term Investments	2.12%
Total Value of Securities	100.29%
Liabilities Net of Receivables and Other Assets	(0.29%)
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Alabama	1.33%
Alaska	0.58%
Arizona	5.31%
California	13.08%
Colorado	2.60%
Connecticut	1.68%
Delaware	0.14%
Florida	2.37%
Georgia	1.06%
Illinois	7.74%
Indiana	0.78%
Kansas	0.26%
Louisiana	0.45%
Maryland	4.93%
Massachusetts	2.22%
Michigan	0.23%
Minnesota	1.40%
Mississippi	1.75%
Missouri	2.19%
Nebraska	1.07%

State / territory	Percentage of net assets
New Jersey	7.15%
New York	13.70%
North Carolina	4.47%
Ohio	3.35%
Oklahoma	2.82%
Oregon	0.20%
Pennsylvania	3.41%
Puerto Rico	0.43%
Texas	10.13%
Utah	0.71%
Virginia	1.59%
Wisconsin	1.16%
Total Value of Securities	100.29%

Security type / sector / state / territory allocations

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.95%
Corporate Revenue Bonds	14.43%
Education Revenue Bonds	5.52%
Electric Revenue Bonds	2.87%
Healthcare Revenue Bonds	9.40%
Lease Revenue Bonds	4.82%
Local General Obligation Bonds	7.67%
Pre-Refunded/Escrowed to Maturity Bonds	6.30%
Special Tax Revenue Bonds	10.61%
State General Obligation Bonds	17.43%
Transportation Revenue Bonds	15.76%
Water & Sewer Revenue Bonds	3.14%
Short-Term Investments	0.44%
Total Value of Securities	98.39%
Receivables and Other Assets Net of Liabilities	1.61%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Alabama	1.31%
Arizona	9.40%
California	16.20%
Colorado	0.34%
Connecticut	1.38%
Delaware	0.06%
Florida	1.69%
Georgia	1.98%
Guam	0.22%
Hawaii	0.63%
Idaho	0.59%
Illinois	6.09%
Iowa	0.10%
Kansas	0.31%
Kentucky	1.03%
Louisiana	2.86%
Maryland	1.69%
Massachusetts	2.08%
Michigan	0.82%
Minnesota	1.79%

State / territory	Percentage of net assets
Mississippi	0.44%
Missouri	1.05%
Montana	0.09%
New Jersey	4.10%
New York	16.71%
North Carolina	0.75%
Ohio	0.21%
Oklahoma	0.58%
Oregon	1.71%
Pennsylvania	5.59%
South Carolina	0.26%
Tennessee	0.84%
Texas	10.06%
Utah	0.47%
Virginia	2.39%
Washington	1.32%
Wisconsin	1.25%
Total Value of Securities	98.39%

Security type / sector / state / territory allocations

Delaware National High-Yield Municipal Bond Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.26%
Corporate Revenue Bonds	16.32%
Education Revenue Bonds	15.38%
Electric Revenue Bond	0.24%
Healthcare Revenue Bonds	26.83%
Housing Revenue Bonds	0.54%
Lease Revenue Bonds	3.85%
Local General Obligation Bonds	5.15%
Pre-Refunded/Escrowed to Maturity Bonds	6.35%
Resource Recovery Revenue Bonds	1.34%
Special Tax Revenue Bonds	7.29%
State General Obligation Bonds	5.45%
Transportation Revenue Bonds	6.19%
Water & Sewer Revenue Bonds	3.33%
Short-Term Investments	0.41%
Total Value of Securities	98.67%
Receivables and Other Assets Net of Liabilities	1.33%
Total Net Assets	100.00%

*As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Alabama	3.08%
Alaska	0.14%
Arizona	5.83%
California	13.99%
Colorado	2.66%
Connecticut	0.20%
Delaware	0.66%
District of Columbia	0.32%
Florida	4.32%
Georgia	1.05%
Hawaii	1.07%
Idaho	0.69%
Illinois	8.92%
Indiana	0.95%
Iowa	0.52%
Kansas	0.55%
Kentucky	1.20%
Louisiana	1.32%

State / territory	Percentage of net assets
Maine	0.14%
Maryland	1.40%
Massachusetts	0.58%
Michigan	0.56%
Minnesota	2.43%
Mississippi	0.37%
Missouri	1.99%
Montana	0.10%
Nebraska	0.29%
Nevada	0.74%
New Hampshire	0.11%
New Jersey	4.40%
New York	6.76%
North Carolina	1.15%
Ohio	6.34%
Oklahoma	0.83%
Oregon	0.42%
Pennsylvania	5.31%
Puerto Rico	1.41%
South Carolina	0.48%
Tennessee	0.43%
Texas	6.57%
Utah	0.10%
Vermont	0.09%
Virginia	3.10%
Washington	1.91%
West Virginia	0.20%
Wisconsin	2.91%
Wyoming	0.08%
Total Value of Securities	98.67%

Schedules of investments

Delaware Tax-Free USA Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.17%
Corporate Revenue Bonds – 11.46%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	7,225,000	$6,782,469
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,810,000	3,247,433
Series A 5.00% 9/1/35	2,160,000	2,508,926
Florida Development Finance Corporation Revenue
(Brightline Passenger Rail Project) 144A 5.625% 1/1/47 (AMT)#•	1,570,000	1,619,235
Golden State, California Tobacco Securitization Corporate Settlement Revenue
Series A-1 5.00% 6/1/47	2,760,000	2,664,283
Series A-1 5.25% 6/1/47	2,000,000	2,004,560
(Capital Appreciation-Asset-Backed) Series B 1.548% 6/1/47 ^	9,410,000	1,512,187
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,400,000	5,105,100
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,366,787
Series B 6.50% 11/1/39	5,000,000	6,979,450
Series C 6.50% 11/1/39	1,500,000	2,093,835
New Jersey Economic Development Authority Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,365,000	1,541,836
New Jersey Tobacco Settlement Financing
Series B 5.00% 6/1/46	2,080,000	2,109,058
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	685,000	841,687
(Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	1,000,000	1,036,460
New York Transportation Development Corporation Special Facility Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.00% 8/1/31 (AMT)	2,000,000	2,074,780
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopement Project) Series 2018 4.00% 1/1/36 (AMT)	910,000	923,241
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	5,000,000	7,015,100
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,600,000	1,894,944
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,132,739

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	$2,042,959
Virginia Tobacco Settlement Financing
(Capital Appreciation) Series C 2.419% 6/1/47 ^	31,035,000	3,014,740

		61,511,809

Education Revenue Bonds – 3.89%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	1,385,000	1,451,355
Auburn University, Alabama General Fee Revenue
Series A 5.00% 6/1/33	1,720,000	2,053,319
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,118,020
California State University
(Systemwide) Series A 5.00% 11/1/42	700,000	796,887
Capital Trust Agency, Florida Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	1,997,080
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,860,000	1,986,684
Series A 5.00% 2/15/50	540,000	575,580
Kent County, Delaware
(Delaware State University Project) Series A 5.00% 7/1/53	710,000	748,084
New Jersey Economic Development Authority
(Provident Group - Montclair State University) 5.00% 6/1/42 (AGM)	1,250,000	1,378,763
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	3,000,000	3,059,580
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	655,000	641,356
144A 5.00% 6/15/52 #	560,000	538,894
University of California
Series AZ 5.25% 5/15/58	2,860,000	3,279,019
University of Michigan
Series A 5.00% 4/1/30	1,000,000	1,242,110

		20,866,731

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 4.09%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	2,500,000	$2,910,300
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/47	1,605,000	1,798,499
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	5,262,684
(Salt River Project Electric System)
5.00% 1/1/30	6,000,000	7,314,480
Series A 5.00% 1/1/39	4,000,000	4,661,240

		21,947,203

Healthcare Revenue Bonds – 11.34%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,126,440
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,800,000	1,783,908
Series A 5.00% 4/1/47	1,800,000	1,971,468
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D 7.25% 1/1/52	2,500,000	2,484,125
(Senior Living, LLC Project Second Tier) Series B 5.00% 1/1/47	2,500,000	2,526,175
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	2,105,000	2,742,268
(Sutter Health) Series A 5.00% 11/15/38	1,000,000	1,142,170
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,550,000	2,792,403
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center) Series A 144A 5.50% 12/1/58 #	1,465,000	1,602,329
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,283,576
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	2,031,637
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	2,235,000	2,384,365
5.50% 2/15/57	3,000,000	3,256,500

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	$3,737,527
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A 6.00% 1/1/48 #	1,195,000	1,206,759
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,221,740
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways At Gwynedd Project) 5.00% 12/1/46	1,500,000	1,559,235
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,374,403
New Hope, Texas Cultural Education Facilities
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	310,000	317,009
Series A1 5.00% 7/1/46	770,000	834,095
Series B 4.25% 7/1/36	465,000	473,635
Series B 5.00% 7/1/46	770,000	807,376
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	446,216
144A 5.00% 12/1/35 #	1,200,000	1,333,392
144A 5.00% 12/1/37 #	800,000	881,936
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) Series A 5.875% 1/1/31	1,555,000	1,588,650
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,000,000	3,082,170
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A 5.757% 7/1/21 (NATL)^	1,160,000	1,065,831
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	120,000	134,120
Series A 7.50% 6/1/49	610,000	685,384

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A 6.75% 12/1/53 #	3,115,000	$3,041,237
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A 5.00% 6/1/36 #	540,000	543,218
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,527,566
Tarrant County, Texas Cultural Education Facilities Finance Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project) 6.625% 11/15/37	1,000,000	1,106,680
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,052,220
(Mirabella At ASU Project) Series A 144A 6.125% 10/1/52 #	690,000	746,063
Wisconsin Health & Educational Facilities Authority Revenue
(Covenant Communities, Inc. Project) Series A1 4.00% 7/1/48	1,035,000	1,000,234

		60,894,060

Lease Revenue Bonds – 4.44%
California Pollution Control Financing Authority Revenue
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 7/1/39 #	1,000,000	1,121,100
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project) Series A 5.00% 6/15/57	1,620,000	1,690,049
New Jersey Economic Development Authority
(School Facilities Construction) Series GG 5.75% 9/1/23	100,000	106,353
(State Government Buildings Project) Series A 5.00% 6/15/47	2,250,000	2,358,337
New Jersey Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,258,550
(Federal Highway Reimbursement) Series A 5.00% 6/15/31	2,450,000	2,719,035
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,382,850
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.75% 10/1/31 (AMT)#	2,245,000	2,280,269

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
St. Louis, Missouri Industrial Development Authority Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	$2,930,899

		23,847,442

Local General Obligation Bonds – 11.59%
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,151,583
Series A 6.00% 1/1/38	595,000	669,559
Chicago, Illinois Board of Education
5.00% 4/1/42	1,060,000	1,134,762
5.00% 4/1/46	1,085,000	1,158,444
Series G 5.00% 12/1/44	1,000,000	1,014,780
Series H 5.00% 12/1/36	1,395,000	1,443,839
Series H 5.00% 12/1/46	1,775,000	1,797,436
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	3,023,825
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	7,020,000	8,345,797
Series A 5.00% 9/1/25	8,000,000	9,596,000
Montgomery, Maryland
Series A 5.00% 11/1/28	5,755,000	6,692,259
New York City, New York
Series E-1 5.00% 3/1/44	5,000,000	5,683,500
Series F-1 5.00% 4/1/45	5,355,000	6,084,779
Subseries D-1 4.00% 12/1/42	1,700,000	1,769,411
Subseries D-1 5.00% 10/1/36	6,500,000	6,976,905
Subseries I-1 5.375% 4/1/36	225,000	225,601
Wake County, North Carolina
Series A 5.00% 3/1/27	3,650,000	4,481,251

		62,249,731

Pre-Refunded/Escrowed to Maturity Bonds – 14.66%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39-19§	5,500,000	5,668,520
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	5,295,000	5,578,812
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	6,000,000	6,257,460
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Series A 6.40% 8/15/45-20§	4,440,000	4,714,614

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	5,160,000	$5,549,167
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	2,000,000	2,047,260
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21§	6,000,000	6,564,900
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41-19§	3,000,000	3,103,710
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,415,198
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35-20§	5,075,000	5,331,491
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34-21§	5,000,000	5,343,550
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair State University) 5.875% 6/1/42-20§	4,225,000	4,447,657
(School Facilities Construction) Series G 5.75% 9/1/23-21§	900,000	971,640
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,435,000	1,455,492
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	15,153,244
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	1,500,000	1,606,080
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43-23§	2,000,000	2,471,760

		78,680,555

Special Tax Revenue Bonds – 7.60%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Tax Revenue
(City Center Project) 144A 5.375% 5/1/42 #	1,525,000	1,553,029
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	2,000,000	2,021,240
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing) Series B 144A 5.00% 2/1/50 #	725,000	732,743

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	$2,884,150
Mosaic, Virginia District Community Development Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,228,352
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/28	2,695,000	2,869,690
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,004,630
New York City, New York Transitional Finance Authority
(Future Tax Secured Fiscal 2011)
Series C 5.25% 11/1/25	4,430,000	4,685,301
Series D-1 5.00% 2/1/26	3,000,000	3,179,670
(Future Tax Secured Fiscal 2014) Series A-1 5.00% 11/1/42	10,000,000	11,115,200
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	2,155,000	2,426,099
Puerto Rico Sales Tax Financing Revenue
Series A-1 4.75% 7/1/53	2,500,000	2,301,925
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL)	435,000	449,359
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	1,280,000	1,364,941

		40,816,329

State General Obligation Bonds – 13.04%
California State
5.25% 11/1/40	3,795,000	3,985,585
Various Purposes
5.00% 8/1/27	2,500,000	3,014,875
5.00% 10/1/29	5,000,000	5,597,250
5.00% 3/1/30	5,000,000	5,773,250
5.00% 10/1/47	2,145,000	2,406,797
Unrefunded 6.00% 4/1/38	2,625,000	2,633,531
Unrefunded 6.50% 4/1/33	1,175,000	1,179,301
Commonwealth of Massachusetts
Series A 5.25% 1/1/33	3,000,000	3,676,800
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	2,973,825

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Connecticut State
Series B 5.00% 6/15/35	2,475,000	$2,706,635
Series E 5.00% 9/15/35	2,500,000	2,802,375
Series E 5.00% 9/15/37	2,250,000	2,493,720
Florida State
(Department Of Transportation Right-of-Way Acquisition and Bridge Construction)
Series A 4.00% 7/1/33	2,500,000	2,732,150
Series A 4.00% 7/1/34	3,660,000	3,969,197
Illinois State
5.00% 1/1/29	5,405,000	5,751,028
5.00% 5/1/36	480,000	491,261
5.00% 11/1/36	1,780,000	1,849,153
5.00% 2/1/39	830,000	843,313
Series A 5.00% 4/1/38	785,000	797,945
Maryland State
Series A 5.00% 3/15/26	5,000,000	6,026,150
Series A 5.00% 3/15/28	5,000,000	6,203,250
Texas State
(Transportation Commission Mobility) Series A 5.00% 10/1/33	1,755,000	2,074,638

		69,982,029

Transportation Revenue Bonds – 14.70%
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	2,025,000	2,227,459
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,602,153
Series D 5.25% 1/1/42	2,000,000	2,263,300
Dallas, Texas Love Field
5.00% 11/1/35 (AMT)	1,000,000	1,125,410
5.00% 11/1/36 (AMT)	1,000,000	1,120,920
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,750,000	4,581,675
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,725,800
New York State Thruway Authority
Series L 5.00% 1/1/23	3,000,000	3,379,470
North Texas Tollway Authority Revenue
(Second Tier) Series A 5.00% 1/1/34	5,000,000	5,593,750
Series A 5.00% 1/1/43	7,000,000	7,890,890

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
Series 8 6.00% 12/1/42	4,735,000	$5,004,611
Series 8 6.50% 12/1/28	5,500,000	5,739,030
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	3,350,000	3,792,937
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	450,000	490,433
Series B 5.00% 1/1/42 (AMT)	450,000	482,994
Series B 5.00% 1/1/48 (AMT)	1,035,000	1,102,503
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1 6.625% 7/1/34	5,995,000	6,085,105
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,071,102
7.50% 6/30/33	1,560,000	1,671,540
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	2,843,655
6.875% 12/31/39	5,500,000	5,709,330
7.00% 12/31/38 (AMT)	1,830,000	2,117,127
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	1,220,000	1,311,829

		78,933,023

Water & Sewer Revenue Bonds – 1.36%
Dominion, Colorado Water & Sanitation District
5.75% 12/1/36	2,500,000	2,641,025
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,332,680
5.00% 8/1/34	2,000,000	2,322,300

		7,296,005

Total Municipal Bonds (cost $505,223,233)		527,024,917

Short-Term Investments – 2.12%
Variable Rate Demand Notes – 2.12%¤
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series V-1 1.54% 7/1/36	1,000,000	1,000,000
Los Angeles, California Department of Water and Power Revenue Subseries B-3
1.48% 7/1/34 (SPA – Barclays Bank)	1,000,000	1,000,000

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (Continued)
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue (Chevron USA)
Series A 1.69% 12/1/30	3,850,000	$3,850,000
Series F 1.69% 12/1/30	4,500,000	4,500,000
Series G 1.69% 11/1/35	1,050,000	1,050,000

Total Short-Term Investments (cost $11,400,000)		11,400,000

Total Value of Securities – 100.29% (cost $516,623,233)		$538,424,917

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $24,162,310, which represents 4.50% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free USA Intermediate Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.95%
Corporate Revenue Bonds – 14.43%
Chandler, Arizona Industrial Development Revenue Bonds
(Intel Corporation Project) 2.70% 12/1/37 (AMT)•	3,000,000	$3,042,930
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,466,672
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,361,660
Denver City & County, Colorado Special Facilities Airport Revenue
(United Airlines Project) 5.00% 10/1/32 (AMT)	1,190,000	1,265,137
Florida Development Finance Corporation Revenue
(Brightline Passenger Rail Project) 144A 5.625% 1/1/47 (AMT)#•	1,785,000	1,840,978
Golden State, California Tobacco Securitization Corporate Settlement Revenue
Series A-1 5.00% 6/1/35	2,000,000	2,218,360
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26	850,000	974,168
(Capital Appreciation Asset-Backed) Series A 1.548% 6/1/47 ^	5,885,000	945,719
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	3,010,000	3,295,619
Kentucky Public Energy Authority
(Gas Supply Revenue Bonds) Series C-1 4.00% 12/1/49 •	5,000,000	5,343,550
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	5,627,213
Maricopa County, Arizona Corporation Pollution Control Revenue
(Public Service - Palo Verde Project) Series B 5.20% 6/1/43 •	6,000,000	6,180,960
Maryland Economic Development Corporation Pollution Control Revenue
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	1,785,803
Michigan Tobacco Settlement Finance Authority
Series A 6.00% 6/1/34	810,000	805,116
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	3,485,000	4,864,677
Nassau County, New York Tobacco Settlement
(Asset-Backed) Series A-3 5.125% 6/1/46	490,000	466,289
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	2,134,849

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	1,965,000	$1,992,451
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,405,000	4,183,860
New York Transportation Development Special Facilities Revenue
(American Airlines John F. Kennedy International Airport Project) 5.00% 8/1/21 (AMT)	610,000	643,983
(Delta Airlines, Inc.-LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/34 (AMT)	3,000,000	3,392,400
Salt Verde, Arizona Financial Corporation Senior Gas Revenue
5.00% 12/1/32	3,850,000	4,571,028
5.00% 12/1/37	2,500,000	2,960,850
5.25% 12/1/24	3,050,000	3,502,651
Southeast Alabama Gas Supply District
(Project No.1) Series A 4.00% 4/1/49 •	1,105,000	1,165,234
TSASC, New York
Series A 5.00% 6/1/30	475,000	535,900
Series A 5.00% 6/1/31	475,000	532,247
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)•	975,000	1,055,203
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed) Series C 2.419% 6/1/47 ^	29,400,000	2,855,916
Wisconsin Public Finance Authority Exempt Facilities Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,061,521

		75,072,944

Education Revenue Bonds – 5.52%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,420,000	1,509,659
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School) 5.125% 3/15/36	2,000,000	2,122,180
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,400,140
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,508,576

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/29	400,000	$451,024
Series A 5.00% 2/15/31	365,000	406,993
Series A 5.00% 2/15/37	430,000	467,625
Kent County, Delaware
(Delaware State University Project) Series A 5.00% 7/1/40	310,000	330,268
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	589,295
Series A 5.00% 4/1/31	1,090,000	1,229,378
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,207,407
New York State Dormitory Authority Revenue
(Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,066,267
(Touro College & University System) Series A 5.25% 1/1/34	1,335,000	1,447,541
Pennsylvania Higher Educational Facilities Authority Revenue
(Unrefunded Drexel University) Series A 5.25% 5/1/25	310,000	331,068
Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	400,792
Series A 5.00% 7/1/32	235,000	265,040
Pima County, Arizona Industrial Development Authority Education Revenue
(Facility American Leadership Academy Project)
144A 5.00% 6/15/47 #	745,000	729,482
144A 5.00% 6/15/52 #	640,000	615,878
South Carolina Jobs - Economic Development Authority Hospital Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,245,000	1,334,291
Texas A&M University Revenue Financing System
Series E 5.00% 5/15/26	2,500,000	3,015,150
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,307,060

		28,735,114

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 2.87%
California State Department of Water Resources Power Supply Revenue
Series N 5.00% 5/1/21	1,000,000	$1,075,920
Long Island, New York Power Authority
5.00% 9/1/33	250,000	291,315
5.00% 9/1/35	1,000,000	1,154,280
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,744,320
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,566,320
(Salt River Project Electric System) 5.00% 1/1/30	5,000,000	6,095,400

		14,927,555

Healthcare Revenue Bonds – 9.40%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project) Series B 5.25% 1/1/37	970,000	990,409
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,633,900
Berks County, Pennsylvania Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	2,205,000	2,254,943
California Health Facilities Financing Authority
(Kaiser Permanente) Series A1 5.00% 11/1/27	4,100,000	5,127,009
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series A 144A 5.00% 12/1/33 #	260,000	286,770
Series A 144A 5.00% 12/1/41 #	1,685,000	1,781,011
Series A 5.25% 12/1/34	2,790,000	3,029,521
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,606,724
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,070,660
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A 6.00% 6/1/29	1,780,000	1,796,857
Iowa Finance Authority Senior Housing Revenue Bonds
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	509,025
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/32	435,000	452,892

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	$462,594
5.00% 7/1/32	440,000	460,711
(University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,801,693
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,481,860
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,500,000	1,507,365
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,287,260
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,570,272
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,130,830
144A 5.00% 12/1/32 #	1,100,000	1,239,502
144A 5.00% 12/1/33 #	1,000,000	1,119,820
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project) Series B 5.25% 8/15/43	1,790,000	1,966,601
Prince George’s County, Maryland
(Collington Episcopal Life Care Community) 5.00% 4/1/31	2,000,000	2,091,820
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary’s Woods at Marylhurst Project) 144A 5.00% 5/15/29 #	500,000	532,105
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 •	2,540,000	2,721,788

		48,913,942

Lease Revenue Bonds – 4.82%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.125% 11/1/23	410,000	440,459
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	3,364,560
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,061,548

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	$2,730,372
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,258,550
(Highway Reimbursement) Series A 5.00% 6/15/30	2,415,000	2,697,845
New York Liberty Development Revenue
(World Trade Center Project) Class 2-3 144A 5.15% 11/15/34 #	1,000,000	1,074,880
New York State Dormitory Authority Revenue
(Health Facilities Improvement Program)
5.00% 1/15/28	750,000	917,527
5.00% 1/15/29	3,100,000	3,766,190
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.00% 10/1/23 (AMT)#	1,745,000	1,777,370

		25,089,301

Local General Obligation Bonds – 7.67%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,451,685
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	681,690
Series C 5.00% 1/1/26	1,280,000	1,393,638
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	890,291
5.00% 4/1/36	320,000	344,864
(Dedicated Revenues)
Series C 5.00% 12/1/30	2,160,000	2,288,887
Series C 5.00% 12/1/34	2,160,000	2,251,476
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,070,000	3,165,354
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,285,460
New York City, New York
Series A-1 5.00% 8/1/19	5,000	5,028
Series B-1 4.00% 10/1/41	500,000	519,980
Series E 5.00% 8/1/23	3,685,000	4,198,210
Subseries D-1 4.00% 12/1/42	4,300,000	4,475,569
Subseries D-1 5.00% 10/1/30	4,000,000	4,310,240
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	4,707,200

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Wake County, North Carolina
Series A 5.00% 3/1/27	3,200,000	$3,928,768

		39,898,340

Pre-Refunded/Escrowed to Maturity Bonds – 6.30%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25-19§	2,925,000	3,009,854
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29-24§	15,000	17,805
Clifton, Texas Higher Education Finance Corporation Revenue
(Uplift Education) Series A 6.00% 12/1/30-20§	1,100,000	1,180,410
Guam Government Limited Obligation Revenue
(Section 30) Series A 5.625% 12/1/29-19§	1,125,000	1,159,076
Maryland State Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.375% 6/1/25-20§	2,535,000	2,651,483
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System) Series A 5.00% 5/1/23-21§	4,000,000	4,290,840
Pennsylvania Higher Educational Facilities Authority Revenue
(Drexel University) Series A 5.25% 5/1/25-21§	4,980,000	5,358,480
San Francisco, California City & County Airports Commission
Series D 5.00% 5/1/25-21§	570,000	613,320
San Francisco, California City & County Public Utilities Commission Water Revenue
Subseries A 5.00% 11/1/27-21§	7,430,000	8,131,615
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23§	2,190,000	2,706,577
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24-23§	3,250,000	3,675,555

		32,795,015

Special Tax Revenue Bonds – 10.61%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Tax Revenue
(City Center Project)
144A 5.00% 5/1/28 #	750,000	836,843
144A 5.00% 5/1/33 #	650,000	712,459
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	570,000	580,140

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Celebration Pointe, Florida Community Development District
5.00% 5/1/34	880,000	$886,301
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	3,941,764
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,427,387
Series A 5.25% 1/1/23	5,375,000	5,387,846
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,550,674
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,040,228
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Center Hotel Project - TIF Financing)
Series B 144A 4.375% 2/1/31 #	400,000	403,960
Series B 144A 5.00% 2/1/40 #	200,000	205,424
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	5,941,158
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,907,393
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/22	1,750,000	1,894,480
5.00% 6/15/23	1,250,000	1,350,287
(School Facilities Construction) Series AA 5.50% 12/15/29	1,480,000	1,493,956
New York City, New York Transitional Finance Authority Building Aid Revenue
Subseries S-3A 5.00% 7/15/28	4,400,000	5,476,592
New York City, New York Transitional Finance Authority Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	3,297,558
Subseries C 5.00% 11/1/27	4,150,000	4,772,085
Subseries E-1 5.00% 2/1/26	4,020,000	4,382,604
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,010,000	1,137,058
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,000,070

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.00% 9/1/27	1,500,000	$1,594,470

		55,220,737

State General Obligation Bonds – 17.43%
California State
5.00%8/1/26	3,120,000	3,776,978
5.00%9/1/30	1,715,000	2,026,324
Series C 5.00% 9/1/30	5,985,000	6,982,939
(Various Purposes)
5.00%8/1/28	3,000,000	3,728,820
5.00%9/1/32	4,100,000	4,799,624
5.25%9/1/28	7,750,000	8,418,747
Commonwealth of Massachusetts
Series A 5.00% 1/1/35	7,500,000	8,918,475
Commonwealth of Pennsylvania
5.00%9/15/26	2,500,000	2,973,825
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,256,321
Georgia State
Series A 5.00% 7/1/26	5,000,000	6,083,600
Hawaii State
Series FW 4.00% 1/1/34	3,010,000	3,264,315
Illinois State
4.00%2/1/24	1,220,000	1,249,695
5.00%1/1/29	2,000,000	2,128,040
5.00%3/1/36	960,000	975,072
5.00%11/1/36	1,965,000	2,041,340
Minnesota State
Various Purposes Series F 5.00% 10/1/22	5,000,000	5,587,650
New York State
Series A 5.00% 2/15/28	5,000,000	5,302,450
Oregon State
Series L 5.00% 5/1/26	6,000,000	6,417,000
(Article XI-Q State Projects) Series A 5.00% 5/1/28	2,000,000	2,486,760
Texas State
(Transportation Commission Highway Improvement) 5.00%4/1/29	3,000,000	3,418,770
Washington State
Series R-2015E 5.00% 7/1/31	3,000,000	3,427,320

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Washington State
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,000,000	$3,429,480

		90,693,545

Transportation Revenue Bonds – 15.76%
Bay Area, California Toll Authority
(San Francisco Bay Area) 4.00% 4/1/34	1,000,000	1,067,890
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,043,480
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	2,095,462
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/32	1,000,000	1,114,200
Series B 5.00% 1/1/33	1,520,000	1,686,683
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	2,887,250
Series B 5.00% 1/1/37	3,000,000	3,444,750
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,205,749
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,072,360
5.00% 7/1/26	3,000,000	3,211,410
Memphis-Shelby County, Tennessee Airport Authority Revenue
Series D 5.00% 7/1/24	4,110,000	4,387,014
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	2,044,686
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,216,390
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,200,063
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,459,886
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,038,176
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien Airport) Series A 5.00% 7/1/33	3,355,000	3,836,979
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	2,500,000	2,904,550
(JFK International Air Terminal) Series 8 6.50% 12/1/28	8,300,000	8,660,718
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/31	500,000	588,325
Series B 5.00% 7/1/32	600,000	702,780
Series B 5.00% 7/1/33	1,000,000	1,166,400

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Francisco, California City & County Airport Commission - San Francisco International Airport
Series D 5.00% 5/1/25	1,430,000	$1,531,916
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/32 (AMT)	215,000	240,196
Series B 5.00% 1/1/33 (AMT)	315,000	350,110
Series B 5.00% 1/1/34 (AMT)	430,000	475,825
Series B 5.00% 1/1/35 (AMT)	430,000	473,585
Series B 5.00% 1/1/36 (AMT)	430,000	471,271
Series B 5.00% 1/1/37 (AMT)	430,000	468,807
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	3,832,466
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	3,884,187
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,338,375
7.50% 12/31/31	3,765,000	3,937,249

		82,039,188

Water & Sewer Revenue Bonds – 3.14%
Atlanta, Georgia Water & Wastewater Revenue
Series B 5.50% 11/1/23 (AGM)	1,175,000	1,204,316
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29	2,680,000	3,132,759
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	500,000	530,785
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,472,200
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,623,635
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,749,525
Series A 5.00% 5/15/33	2,250,000	2,611,710

		16,324,930

Total Municipal Bonds (cost $491,405,372)		509,710,611

	Principal amount°	Value (US $)
Short-Term Investments – 0.44%
Variable Rate Demand Notes – 0.44%¤
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue (Chevron USA)
Series A 1.69% 12/1/30	1,400,000	$1,400,000
Series F 1.69% 12/1/30	900,000	900,000

Total Short-Term Investments (cost $2,300,000)		2,300,000

Total Value of Securities – 98.39% (cost $493,705,372)		$512,010,611

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $19,775,685, which represents 3.80% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^ Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

Summary of abbreviations: (continued)

LIBOR06M – ICE LIBOR USD 6 Month

PSF – Guaranteed by Permanent School Fund

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware National High-Yield Municipal Bond Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.26%
Corporate Revenue Bonds – 16.32%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - US Steel Corp. Project) 5.75% 8/1/42 (AMT)	2,000,000	$2,007,240
Anuvia, Florida
5.00% 1/1/29	134,139	120,725
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	22,075,000	20,722,906
Series A-2 6.00% 6/1/42	3,100,000	2,991,717
Series A-2 6.50% 6/1/47	19,695,000	19,621,735
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) 0.83% 6/1/55 ^	100,000,000	4,745,000
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,244,450
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,048,620
Central Plains Energy Project, Nebraska
(Project No. 3) Series A 5.00% 9/1/37	3,210,000	3,726,617
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Series 2007 2.70% 12/1/37 (AMT)•	4,500,000	4,564,395
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,037,560
Florida Development Finance Corporation Revenue
(Brightline Passenger Rail Project) 144A 5.625% 1/1/47 (AMT)#•	3,890,000	4,011,990
Golden State, California Tobacco Securitization Corporate Settlement Revenue
Series A-1 5.00% 6/1/47	11,430,000	11,033,608
Series A-1 5.25% 6/1/47	2,170,000	2,174,948
(Capital Appreciation - Asset-Backed-1st Subordinate) Series B 1.548% 6/1/47 ^	30,145,000	4,844,301
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,380,950
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,142,640

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Houston, Texas Airport System Revenue
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	$1,259,123
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,187,860
Louisiana Tobacco Settlement Financing Corporation
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,753,258
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	45,488
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed
Series A 6.00% 6/1/48	1,255,000	1,236,489
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,489,725
Series B 6.50% 11/1/39	2,500,000	3,489,725
Nassau County, New York Tobacco Settlement Corporation Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	1,320,000	1,256,125
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project) 144A 6.25% 12/15/37 (AMT)#	2,500,000	2,664,775
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,345,360
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,434,529
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	4,460,000	4,522,306
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters Issue) 5.25% 10/1/35	7,000,000	8,601,180
(Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	2,000,000	2,072,920
New York Transportation Development Corporation Special Facility Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) Series 2018 4.00% 1/1/36 (AMT)	1,960,000	1,988,518
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,676,760
Pima County, Arizona Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	520,940

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	$2,149,560
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	2,806,040
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	11,765,000	13,933,760
5.25% 12/1/27	2,235,000	2,650,933
5.25% 12/1/28	1,050,000	1,257,879
5.50% 12/1/29	765,000	938,701
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,786,444
Tennessee State Energy Acquisition Gas Revenue
Series A 4.00% 5/1/48 •	720,000	754,121
Series C 5.00% 2/1/27	2,940,000	3,359,215
TSASC, New York
Series A 5.00% 6/1/41	705,000	747,942
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,140,840
(American Airlines) 5.00% 6/1/35 (AMT)•	3,000,000	3,246,780
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,288,246
Virginia Tobacco Settlement Financing Corporation
Series B-1 5.00% 6/1/47	2,000,000	1,910,780
Series C 2.419% 6/1/47 ^	66,475,000	6,457,382
Series D 2.594% 6/1/47 ^	137,270,000	12,156,631
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT)#	5,000,000	5,569,100
Wisconsin Public Finance Authority
(National Gypsum) 4.00% 8/1/35 (AMT)	2,000,000	1,941,300

		210,060,137

Education Revenue Bonds – 15.38%
Arizona Industrial Development Authority Revenue
(Accel Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	3,166,720
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	775,000	823,933
144A 6.00% 7/1/47 #	4,735,000	4,961,854
(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	775,620

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Basis Schools Projects) Series A 144A 5.375% 7/1/50 #	1,000,000	$1,031,970
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,164,080
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,250,000	2,359,800
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,054,550
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	704,893
Series A 5.00% 6/15/46	1,325,000	1,328,008
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	991,030
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	581,032
Series A 144A 5.50% 5/1/48 #	1,500,000	1,543,350
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,296,153
144A 5.75% 2/1/49 #	2,700,000	2,718,171
Burbank, Illinois
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	4,170,760
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,500,000	1,677,030
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,398,960
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,250,000	5,181,435
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,722,644
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,319,063
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,663,155
(The Creative Center of Los Altos Project) Series B 144A 4.50% 11/1/46 #	1,000,000	999,950
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	634,637
Series A 144A 5.00% 8/1/40 #	605,000	646,957
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	844,050

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,750,000	$2,720,630
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,795,745
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,051,000
Series A 6.00% 10/1/49	720,000	759,276
California State University
(Systemwide)
Series A 5.00% 11/1/26	2,000,000	2,472,920
Series A 5.00% 11/1/27	2,300,000	2,857,106
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,110,177
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	1,584,720
Capital Trust Agency, Florida
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	5,947,920
(River City Education Services Project)
Series A 5.375% 2/1/35	870,000	873,663
Series A 5.625% 2/1/45	1,500,000	1,507,770
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	11,250,000	10,867,163
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,245,320
(Charter School - Loveland Classical School) 144A 5.00% 7/1/46 #	1,500,000	1,505,370
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	506,770
(Windsor Charter Academy Project) Series 2016 144A 5.00% 9/1/36 #	1,000,000	1,000,000
Delaware State Economic Development Authority Revenue
(Charter School - Aspira Charter)
5.00% 6/1/36	700,000	703,745
5.00% 6/1/46	820,000	804,387
5.00% 6/1/51	1,035,000	998,019
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/30	1,000,000	1,059,260

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hawaii State Department of Budget & Finance
(Chaminade University) Series A 144A 5.00% 1/1/45 #	1,155,000	$1,100,218
(Hawaii Pacific University) Series A 6.875% 7/1/43	2,000,000	2,078,600
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39	460,000	493,681
Series A 5.50% 1/1/44	2,000,000	2,142,460
Idaho Housing & Finance Association
(Idaho Arts Charter School Inc.) 144A 5.00% 12/1/36 #	715,000	752,952
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	542,956
Series B 144A 4.88% 7/1/49 #^	2,888,155	375,720
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	1,051,650
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,805,000	2,897,144
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,047,250
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,053,910
(Rogers Park Montessori)
6.00% 2/1/34	675,000	708,507
6.125% 2/1/45	1,800,000	1,871,982
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,500,000	3,738,385
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,060,080
Indiana State Finance Authority Revenue Educational Facilities
(Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	1,004,270
Kanawha, West Virginia
(West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,621,525
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project)
Series A 5.00% 7/1/53	140,000	147,510
Series A 5.00% 7/1/58	1,250,000	1,306,663

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	$1,613,685
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,682,554
Series A 144A 6.00% 6/15/52 #	1,530,000	1,534,774
Maricopa County, Arizona Industrial Development Authority
(Paradise Schools Projects) Series 2016 144A 5.00% 7/1/47 #	1,500,000	1,533,120
Maryland State Health & Higher Educational Facilities Authority Revenue
(Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	1,002,710
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,014,630
Series A 144A 6.00% 9/15/45 #	1,000,000	1,014,190
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy Old Redford) Series A 6.50% 12/1/40	900,000	902,223
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	950,304
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,627,044
Series A 144A 5.125% 12/15/45 #	2,515,000	2,555,818
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,359,337
New York State Dormitory Authority
(Touro College & University System) Series A 5.50% 1/1/44	2,875,000	3,099,825
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,186,709
Pennsylvania State Higher Educational Facilities Authority Revenue
(Foundation Indiana University) Series A 2.524% 7/1/39 (SGI)•	2,400,000	2,079,312

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) Series A 7.25% 6/15/43	1,230,000	$1,370,183
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,019,240
(Green Woods Charter School Project) Series A 5.75% 6/15/42	1,600,000	1,637,760
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,659,057
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,053,800
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,028,000
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,027,650
5.625% 9/1/42	600,000	614,766
(Downtown Phoenix Student Housing, LLC - Arizona State University Project) Series 2018A 5.00% 7/1/37	250,000	275,963
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	444,353
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,135,520
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	1,630,000	1,596,047
144A 5.00% 6/15/52 #	1,400,000	1,347,234
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,845,740
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	655,000	661,275
Series A 5.00% 8/15/46	1,000,000	976,620
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,048,486
Public Finance Authority Revenue, Wisconsin
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	550,000	551,689
Series A 144A 5.00% 6/15/39 #	500,000	501,780
Series A 144A 5.00% 6/15/49 #	1,100,000	1,090,584
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	5,308,300

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	$2,551,987
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,051,480
Series A 6.00% 9/1/51	3,000,000	3,181,680
University of California
Series AZ 5.25% 5/15/58	6,185,000	7,091,164
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,336,466
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,554,008
(Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	2,102,700
Wyoming Community Development Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,045,760
Yonkers, New York Economic Development Corporation Education Revenue
(Charter School Educational Excellence) Series A 6.25% 10/15/40	595,000	609,976

		198,001,732

Electric Revenue Bond – 0.24%
Salt River Project Agricultural Improvement & Power District, Arizona
(Salt River Project) Series A 5.00% 1/1/31	2,520,000	3,048,192

		3,048,192

Healthcare Revenue Bonds – 26.83%
Abag, California Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,769,889
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,126,440
Series A 8.00% 10/1/46	1,500,000	1,684,365
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	3,750,000	3,716,475
Series A 5.00% 4/1/47	4,000,000	4,381,040

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Allen County, Indiana Economic Development Revenue
(StoryPoint Fort Wayne Project) Series A-1 144A 6.875% 1/15/52 #	1,650,000	$1,737,186
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series B 5.00% 1/1/47	2,500,000	2,526,175
Series D 7.25% 1/1/52	7,290,000	7,243,709
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30	155,000	160,516
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	2,030,171
5.75% 6/1/35	1,500,000	1,641,810
5.75% 6/1/45	2,500,000	2,678,350
6.00% 6/1/50	2,650,000	2,871,010
Butler County, Ohio Port Authority
(StoryPoint Fairfield Project) Series A-1 144A 6.50% 1/15/52 #	650,000	669,259
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	6,344,344
California Municipal Finance Authority Revenue
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	534,100
California Statewide Communities Development Authority Revenue
(be.group) 144A 7.25% 11/15/41 #	500,000	516,215
(Loma Linda University Medical Center) 5.50% 12/1/54	13,000,000	13,986,440
Series A 144A 5.25% 12/1/56 #	3,000,000	3,191,160
Series A 144A 5.50% 12/1/58 #	8,135,000	8,897,575
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group) 5.75% 2/15/42	2,500,000	2,698,125
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	2,507,225
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	5,000,000	4,719,650
Chesterfield County, Virginia Economic Development Authority Revenue
(1st Mortgage - Brandermill Woods Project) 5.125% 1/1/43	1,030,000	1,045,738

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Chesterton, Indiana
(StoryPoint Chesterton Project) Series A 144A 6.375% 1/15/51 #	1,000,000	$1,022,520
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project) Series A 144A 6.00% 7/1/51 #	3,500,000	3,057,670
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,798,500
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	541,770
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,081,110
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	769,883
Series A 144A 5.75% 12/1/35 #	1,150,000	1,183,499
Series A 144A 6.125% 12/1/45 #	1,200,000	1,246,440
Series A 144A 6.25% 12/1/50 #	560,000	583,974
Connecticut State Health & Educational Facilities Authority Revenue
(Church Home of Hartford Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	1,016,860
Series A 144A 5.00% 9/1/53 #	1,500,000	1,510,245
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,627,152
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	5,200,000	5,547,516
5.50% 2/15/52	4,655,000	5,059,706
5.50% 2/15/57	7,250,000	7,869,875
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,073,440
Series A 5.25% 9/1/29	500,000	553,825
Series A 5.25% 9/1/44	2,000,000	2,118,740
Duluth, Minnesota Economic Development Authority Revenue
(St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	3,750,000	4,060,350
Florida Development Finance
(Tuscan Isle Champions Gate Project) Series A 144A 6.375% 6/1/46 #	2,250,000	1,912,500
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,588,774

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00%11/15/36	830,000	$839,454
5.25%11/15/51	1,350,000	1,354,981
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #	6,000,000	5,867,100
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(Hawaii Pacific Health Obligation) Series A 5.50%7/1/43	2,990,000	3,300,661
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,089,020
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,556,024
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A 5.00%3/1/33	485,000	556,445
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	466,584
Illinois Finance Authority Revenue
(Admiral at Lake Project) 5.25% 5/15/54	5,000,000	4,828,550
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,720,773
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,238,175
Series A 144A 5.60% 1/1/56 #	2,700,000	2,419,740
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50%8/15/40	1,000,000	1,036,830
5.50%8/15/45	1,000,000	1,034,710
(Marquette Project) 5.00% 3/1/39	1,250,000	1,284,775
Iowa Finance Authority
(PHS Council Bluffs, Inc. Project)
5.125% 8/1/48	1,650,000	1,653,943
5.25%8/1/55	2,500,000	2,514,725
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,535,425
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25%5/15/47	1,300,000	1,335,620
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50%11/15/35	1,310,000	1,336,331
5.75%11/15/45	2,500,000	2,556,850

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project) 5.75% 11/15/50	1,600,000	$1,631,872
Kentwood, Michigan Economic Development Corporation Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,316,837
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	6,259,260
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 5.00% 5/15/46	1,770,000	1,922,185
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,056,610
Maine Health & Higher Educational Facilities Authority Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,829,353
Maricopa County, Arizona Industrial Development Authority
(Christian Care Surprise, Inc. Project) Series 2016 144A 6.00% 1/1/48 #	5,400,000	5,453,136
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,066,410
Maryland Health & Higher Educational Facilities Authority
(Adventist Healthcare) Series A 5.50% 1/1/46	5,000,000	5,554,350
Miami-Dade County, Florida Health Facilities Authority Revenue
(Nicklaus Children’s Hospital Project) 5.00% 8/1/47	2,350,000	2,600,181
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,819,383
Missouri State Health & Educational Facilities Authority Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,044,460
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,540,173
5.375% 1/1/50	6,250,000	6,257,250
Series A 5.375% 1/1/51	1,750,000	1,753,727
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	8,969,965
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,461,793

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	635,000	$649,357
Series A1 5.00% 7/1/46	1,395,000	1,511,120
Series A1 5.00% 7/1/51	1,595,000	1,722,472
Series B 4.00% 7/1/31	635,000	646,544
Series B 4.25% 7/1/36	955,000	972,734
Series B 4.75% 7/1/51	1,915,000	1,973,197
Series B 5.00% 7/1/46	1,595,000	1,672,421
Series C 5.00% 7/1/31	250,000	264,260
Series C 5.25% 7/1/36	350,000	369,331
Series C 5.50% 7/1/46	1,250,000	1,329,587
Series C 5.75% 7/1/51	1,000,000	1,072,680
Series D 6.00% 7/1/26	135,000	135,036
Series D 7.00% 7/1/51	1,350,000	1,355,171
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	2,500,000	2,501,450
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,007,460
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,039,956
(Princeton Healthcare System) 5.00% 7/1/39	2,500,000	2,825,025
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,868,939
(University Hospital) Series A 5.00% 7/1/46 (AGM)	5,000,000	5,397,900
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,185,877
144A 5.00% 12/1/45 #	800,000	857,280
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,552,300
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,021,820
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project) Series 2018B 5.50% 8/15/57	4,255,000	4,693,010
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,800,000	3,904,082
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project) Series A 7.25% 6/1/34	285,000	318,536

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project) Series A 7.50% 6/1/49	2,920,000	$3,280,854
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	1,445,000	556,325
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project) Series 2018A 144A 6.75% 12/1/53 #	8,995,000	8,781,998
Prince George’s County, Maryland
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	2,081,320
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	965,722
Series A 144A 5.125% 6/1/48 #	1,375,000	1,380,253
(Maryland Proton Treatment Centre) Series A1 144A 6.375% 1/1/48 #	2,500,000	2,570,050
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	5,848,106
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,688,900
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor) 6.00% 5/15/47	1,500,000	1,617,120
San Buenaventura, California Revenue
(Community Memorial Health System) 7.50% 12/1/41	4,475,000	4,879,674
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	810,877
5.50% 12/1/43	1,250,000	1,299,638
St. Louis County, Missouri Industrial Development Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	613,914
Series A 5.125% 8/15/45	1,800,000	1,840,068
Suffolk County, New York Economic Development Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	603,227
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	2,370,000
(Buckner Senior Living - Ventana Project) 6.75% 11/15/47	1,850,000	2,028,877

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities Finance
(Buckner Senior Living - Ventana Project) 6.75% 11/15/52	3,300,000	$3,607,593
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	526,110
(Mirabella At ASU Project) Series A 144A 6.125% 10/1/52 #	1,720,000	1,859,750
University of Colorado Hospital Authority Revenue
(UCHA Obligation Group) 5.00% 11/15/38 •	3,000,000	3,220,080
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,137,279
Washington State Housing Finance Commission
(Bayview Manor Homes)
Series A 144A 5.00% 7/1/36 #	700,000	719,831
Series A 144A 5.00% 7/1/46 #	1,450,000	1,476,593
Series A 144A 5.00% 7/1/51 #	2,000,000	2,030,500
(Heron’s Key) Series A 144A 7.00% 7/1/50 #	2,000,000	2,115,600
(Wesley Homes at Lea Hill Project)
Series 2016 144A 5.00% 7/1/46 #	1,000,000	1,012,780
Series 2016 144A 5.00% 7/1/51 #	2,000,000	2,019,400
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	276,167
Series A 5.75% 11/1/39	600,000	613,788
Series A 6.00% 5/1/47	920,000	941,362
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	844,192
Series A 5.00% 7/1/24	1,700,000	1,765,841
Series A 6.125% 7/1/39	750,000	793,980
Series A 6.25% 7/1/44	2,500,000	2,661,125
Wichita, Kansas
(Kansas Masonic Home)
Series II-A 5.00% 12/1/31	500,000	514,510
Series II-A 5.25% 12/1/36	500,000	517,310
Series II-A 5.375% 12/1/46	1,020,000	1,059,474
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series A1 4.00% 7/1/48	525,000	507,365
Series B 5.00% 7/1/48	1,000,000	1,006,250
Series C 7.00% 7/1/43	900,000	881,370
Series C 7.50% 7/1/53	1,000,000	996,170

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 144A 5.75% 11/15/44 #	2,000,000	$2,111,920

		345,245,785

Housing Revenue Bonds – 0.54%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Affordable Housing) Senior Series A 5.25% 8/15/39	1,200,000	1,302,060
(Caritas Projects) Senior Series A 5.50% 8/15/47	1,500,000	1,593,120
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	803,363
Series A 5.25% 5/15/49	3,000,000	3,206,160

		6,904,703

Lease Revenue Bonds – 3.85%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,185,598
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	526,090
Series A 144A 6.875% 1/1/42 #	1,500,000	1,584,015
California Pollution Control Financing Authority Revenue
(San Diego County Water Authority Desalination Project Pipeline) Series 2019 144A 5.00% 11/21/45 #	1,250,000	1,386,037
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,061,394
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	765,000	787,093
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	969,510
5.375% 2/1/41	1,400,000	1,335,488
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project) Series A 5.00% 6/15/57	3,975,000	4,146,879
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,544,500
New Jersey Transportation Trust Fund Authority
(Federal Highway Reimbursement Revenue) Series A 5.00% 6/15/31	5,450,000	6,048,465
(Transportation Program) Series AA 5.00% 6/15/25	1,000,000	1,126,780

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York Liberty Development Revenue
(Class 2-3 World Trade Center Project) 144A 5.375% 11/15/40 #	2,410,000	$2,555,757
(Class 3-3 World Trade Center Project) 144A 7.25% 11/15/44 #	9,600,000	11,190,720
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.75% 10/1/31 (AMT)#	3,775,000	3,834,305
(Senior Obligation Group) Series B 5.00% 7/1/42 (AMT)	4,000,000	4,196,960
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,086,250

		49,565,841

Local General Obligation Bonds – 5.15%
Arlington County, Virginia
Series B 5.00% 8/15/24	3,615,000	4,234,792
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,431,597
Series 2005D 5.50% 1/1/40	3,000,000	3,177,240
Series 2007E 5.50% 1/1/42	2,150,000	2,271,346
Series 2007F 5.50% 1/1/42	1,250,000	1,320,550
Series A 5.25% 1/1/29	4,415,000	4,702,593
Series A 5.50% 1/1/33	2,000,000	2,154,400
Series A 6.00% 1/1/38	6,285,000	7,072,573
Series C 5.00% 1/1/26	2,105,000	2,291,882
Series C 5.00% 1/1/38	1,000,000	1,043,970
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	2,961,275
Series G 5.00% 12/1/44	2,445,000	2,481,137
Series H 5.00% 12/1/36	3,405,000	3,524,209
Series H 5.00% 12/1/46	4,225,000	4,278,404
Fairfax County, Virginia
Series A 5.00% 10/1/30	5,000,000	6,227,300
New York City, New York
Series E 5.00% 8/1/20	3,615,000	3,785,953
Wake County, North Carolina
Series A 5.00% 3/1/28	3,830,000	4,774,555
Series A 5.00% 3/1/31	6,045,000	7,494,107

		66,227,883

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 6.35%
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30-20§	845,000	$890,207
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	1,215,000	1,280,124
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	5,500,000	5,724,730
6.50% 7/15/30-20§	1,175,000	1,225,419
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	900,000	915,723
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Senior Series A 6.40% 8/15/45-20§	1,690,000	1,794,527
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 7.75% 4/1/31-21§	750,000	828,157
(Eisenhower Medical Center) Series A 5.75% 7/1/40-20§	1,000,000	1,055,250
California Statewide Communities Development Authority Revenue
(California Baptist University Project) 7.50% 11/1/41-21§	1,000,000	1,155,190
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	2,032,544
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,088,630
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41-21§	1,000,000	1,094,140
(Uplift Education) Series A 6.25% 12/1/45-20§	1,000,000	1,077,370
District of Columbia Revenue
(Center of Strategic & International Studies) 6.625% 3/1/41-21§	2,235,000	2,450,119
(KIPP Charter School) 6.00% 7/1/48-23§	1,450,000	1,707,563
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40-20§	1,250,000	1,312,450
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44-19§	1,000,000	1,049,830
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25-20§	1,750,000	1,870,785
Series A 7.75% 5/15/30-20§	500,000	535,245
Series A 8.00% 5/15/40-20§	2,205,000	2,365,568

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Illinois Finance Authority Revenue
(Admiral at Lake Project) Series A 8.00% 5/15/46-20§	1,500,000	$1,609,230
(Provena Health)
Series A 7.75% 8/15/34-19§	20,000	20,539
Series A (Refunded) 7.75% 8/15/34-19§	980,000	1,006,421
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	3,654,359
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23-21§	2,010,000	2,177,252
6.00% 6/1/28-21§	1,455,000	1,591,988
Kentucky Economic Development Finance Authority Hospital Revenue
(Owensboro Medical Health System) Series A 6.50% 3/1/45-20§	4,965,000	5,257,687
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41-19§	1,750,000	1,810,497
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39-19§	285,000	291,253
Unrefunded (Redevelopment Project) 6.875% 8/1/39-19§	215,000	219,717
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	1,880,325
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,193,796
Maryland Health & Higher Educational Facilities Authority
(Doctors Community Hospital) 5.75% 7/1/38-20§	1,730,000	1,823,247
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35-20§	1,400,000	1,470,756
Massachusetts State Health & Educational Facilities Authority Revenue
(Springfield College) 5.625% 10/15/40-19§	1,000,000	1,024,600
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair University Student Housing Project) 5.875% 6/1/42-20§	1,500,000	1,579,050
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36-20§	1,000,000	1,044,530
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,092,500
Series A 5.125% 7/1/31-19§	1,000,000	1,011,550

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30-20#§	705,000	$743,514
Series A 144A 6.375% 9/1/40-20#§	500,000	534,130
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	710,000	729,277
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30-20§	1,300,000	1,369,147
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(New Foundation Charter School Project) 6.625% 12/15/41-22§	1,000,000	1,173,140
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	2,000,000	2,141,440
South Carolina Jobs - Economic Development Authority Hospital Revenue
(Palmetto Health) 5.75% 8/1/39-19§	915,000	930,299
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23§	1,420,000	1,754,950
7.125% 11/1/43-23§	2,500,000	3,089,700
St. Johns County, Florida Industrial Development Authority Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40-20§	1,000,000	1,057,550
Travis County, Texas Health Facilities Development Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	1,087,100
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,644,585
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B 6.00% 8/15/39-19 (AGC)§	1,250,000	1,274,000

		81,741,700

Resource Recovery Revenue Bonds – 1.34%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37 (AMT)	3,000,000	3,195,210
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT)#	5,250,000	5,610,307

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	$2,510,925
Mission, Texas Economic Development Corporation Revenue
(Dallas Clean Energy McCommas) 6.875% 12/1/24 (AMT)	885,000	885,664
Niagara, New York Area Development Corporation Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT)#	3,500,000	3,475,185
Orange County, Florida Industrial Development Authority Revenue
(Anuvia Florida LLC Project) Series A 144A 4.00% 7/1/48 (AMT)#	2,665,000	1,602,864

		17,280,155

Special Tax Revenue Bonds – 7.29%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Tax Revenue
(City Center Project) Series 2018 144A 5.375% 5/1/42 #	3,600,000	3,666,168
Babcock Ranch, Florida Community Independent Special District
5.00% 11/1/31	615,000	627,589
5.25% 11/1/46	500,000	512,660
Canyons, Colorado Metropolitan District No. 5
Series A 6.125% 12/1/47	1,000,000	1,007,290
Celebration Pointe, Florida Community Development District
5.125% 5/1/45	2,000,000	2,009,300
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,022,210
144A 5.40% 3/1/45 #	2,000,000	2,045,120
Colliers Hill, Colorado Metropolitan District No. 2
Series A 6.50% 12/1/47	2,000,000	2,009,480
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	5,200,000	5,255,224
Dutchess County, New York Local Development Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,700,000	1,732,317
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A 5.50% 11/1/44	4,365,000	4,440,034

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	$2,049,300
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,400,000	3,447,158
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,175,000	2,204,711
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/40 #	935,000	960,357
Series B 144A 5.00% 2/1/50 #	1,825,000	1,844,491
Memphis-Shelby County Industrial Development Board, Tennessee
(Graceland Project)
Series A 5.50% 7/1/37	650,000	688,655
Series A 5.625% 1/1/46	750,000	787,793
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	1,278,460
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,015,890
Series A 5.50% 8/1/35	1,300,000	1,318,551
Mosaic District, Virginia Community Development Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,593,600
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,065,450
5.90% 3/1/30	2,000,000	2,027,620
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/44	4,975,000	5,190,069
Series AA 5.25% 6/15/41	1,000,000	1,065,410
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium) 5.00% 1/1/22 (AMBAC)	1,000,000	1,002,300
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,004,630
Northampton County, Pennsylvania Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,435,000	2,721,283
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,026,860

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Public Finance Authority Revenue, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	5,065,000	$5,702,177
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/35 ‡	2,500,000	1,750,000
Series A 5.75% 12/1/45 ‡	2,500,000	1,750,000
Puerto Rico Sales Tax Financing Revenue
(Restructured) Series A-1 4.75% 7/1/53	13,375,000	12,315,299
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,026,230
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,200,084
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,022,353
Series A 144A 5.25% 9/1/45 #	3,540,000	3,422,083
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,095,000	1,102,227
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,690,000	4,971,212

		93,881,645

State General Obligation Bonds – 5.45%
California State
Various Purposes
5.00% 8/1/46	2,000,000	2,256,400
(Bid Group A) 5.00% 10/1/28	5,000,000	6,225,300
(Bid Group B) 5.00% 8/1/27	5,000,000	6,029,750
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	5,967,750
Georgia State
Series A 5.00% 7/1/26	5,000,000	6,083,600
Illinois State
5.00% 5/1/36	1,710,000	1,750,117
5.00% 11/1/36	2,245,000	2,332,218
5.00% 2/1/39	2,980,000	3,027,799
Series A 5.00% 12/1/34	2,100,000	2,198,049
Series A 5.00% 4/1/38	2,805,000	2,851,254
Series D 5.00% 11/1/28	6,000,000	6,479,460

58

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 5.00% 8/1/30	5,000,000	$6,142,850
New York State
Series A 5.25% 2/15/24	2,000,000	2,140,460
Ohio State
(Full Faith and Credit/Highway User Receipts) Series V 5.00% 5/1/23	1,000,000	1,134,430
(Infrastructure Improvement) Series A 5.00% 9/1/32	7,675,000	9,280,763
Washington State
Series C 5.00% 2/1/28	5,000,000	6,179,650

		70,079,850

Transportation Revenue Bonds – 6.19%
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	4,135,000	4,588,444
Delaware Transportation Authority
5.00% 6/1/55	4,105,000	4,492,101
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,618,850
Series A 6.00% 1/15/49	7,690,000	8,811,894
Harris County, Texas Metropolitan Transit Authority
5.00% 11/1/23	1,500,000	1,718,490
5.00% 11/1/24	2,000,000	2,343,260
Hawaii Airports System Revenue
Series A 5.00% 7/1/45 (AMT)	3,490,000	3,853,833
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,065,280
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,251,040
Series A 6.00% 7/1/53	1,290,000	1,405,352
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,088,680
Los Angeles, California Department of Airports
Series D 5.00% 5/15/41 (AMT)	5,000,000	5,522,700
Metropolitan New York Transportation Authority
(Climate Bond Certified) Series A1 5.25% 11/15/56	5,000,000	5,506,100
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) Series 8 6.00% 12/1/42	1,970,000	2,082,172
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,088,740

59

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	1,110,000	$1,209,734
Series B 5.00% 1/1/42 (AMT)	1,110,000	1,191,385
Series B 5.00% 1/1/48 (AMT)	2,535,000	2,700,333
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1 6.625% 7/1/34	1,090,000	1,106,383
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(Blueridge Transportation) 5.00% 12/31/55 (AMT)	1,840,000	1,951,099
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,436,170
7.50% 6/30/33	500,000	535,750
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,175,567
6.875% 12/31/39	4,055,000	4,209,333
7.00% 12/31/38 (AMT)	1,335,000	1,544,462
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	2,975,000	3,198,928

		79,696,080

Water & Sewer Revenue Bonds – 3.33%
Charlotte County, Florida Industrial Development Authority
(Town & Country Utilities Project) 144A 5.50% 10/1/36 (AMT)#	500,000	496,040
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	209,351
5.00% 11/1/28	30,000	34,336
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	4,000,000	4,221,800
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,755,925
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,327,770
Series D 7.00% 10/1/51	5,000,000	5,967,100
New York City, New York Water & Sewer System
(Second Generation Resolution) 5.00% 6/15/46	3,150,000	3,522,393
Texas Water Development Board
(Master Trust) Series B 5.00% 4/15/31	5,240,000	6,363,561

		42,898,276

Total Municipal Bonds (cost $1,221,950,067)		1,264,631,979

60

	Principal amount°	Value (US $)
Short-Term Investments – 0.41%
Variable Rate Demand Notes – 0.41%¤
Massachusetts State Health & Educational Facilities Authority Revenue (Tufts University)
1.56% 2/15/26 (SPA - Wells Fargo Bank N.A.)	500,000	$500,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue (Chevron USA)
Series A 1.69% 12/1/30	4,725,000	4,725,000

Total Short-Term Investments (cost $5,225,000)		5,225,000

Total Value of Securities – 98.67% (cost $1,227,175,067)		$1,269,856,979

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $259,473,000, which represents 20.16% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

61

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

N.A. – National Association

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

62

Statements of assets and liabilities

February 28, 2019 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Assets:
Investments, at value[1]	$538,424,917	$512,010,611	$1,269,856,979
Cash	344,161	13,259	145,940
Interest receivable	6,439,501	5,936,378	15,025,376
Receivable for securities sold	323,945	1,201,255	886,984
Receivable for fund shares sold	54,818	2,242,167	5,062,410

Total assets	545,587,342	521,403,670	1,290,977,689

Liabilities:
Payable for securities purchased	7,892,577	—	—
Payable for fund shares redeemed	214,267	538,042	2,472,179
Distribution payable	212,212	179,668	608,062
Investment management fees payable to affiliates	148,549	134,076	401,239
Distribution fees payable to affiliates	95,916	33,013	103,260
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	86,284	81,387	268,731
Other accrued expenses	64,503	36,306	85,876
Dividend disbursing and transfer agent fees and expense payable to affiliates	4,068	3,944	9,748
Accounting and administration expenses payable to affiliates	1,861	1,814	4,031
Trustees’ fees and expenses payable to affiliates	1,795	1,759	4,287
Legal fees payable to affiliates	855	838	2,043
Reports and statements to shareholders expenses payable to affiliates	521	504	1,249

Total liabilities	8,723,408	1,011,351	3,960,705

Total Net Assets	$536,863,934	$520,392,319	$1,287,016,984

Net Assets Consist of:
Paid-in capital	$516,702,625	$505,026,402	$1,262,590,441
Total distributable earnings (loss)	20,161,309	15,365,917	24,426,543

Total Net Assets	$536,863,934	$520,392,319	$1,287,016,984

63

Statements of assets and liabilities

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$442,343,693	$123,012,591	$188,625,914
Shares of beneficial interest outstanding, unlimited authorization, no par	39,018,984	10,469,924	17,462,381
Net asset value per share	$11.34	$11.75	$10.80
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.87	$12.08	$11.31

Class C:
Net assets	$16,235,715	$24,450,562	$87,053,565
Shares of beneficial interest outstanding, unlimited authorization, no par	1,431,838	2,082,121	8,026,532
Net asset value per share	$11.34	$11.74	$10.85

Institutional Class:
Net assets	$78,284,526	$372,929,166	$1,011,337,505
Shares of beneficial interest outstanding, unlimited authorization, no par	6,854,271	31,436,619	92,768,545
Net asset value per share	$11.42	$11.86	$10.90

[1]Investments, at cost	$516,623,233	$493,705,372	$1,227,175,067

See accompanying notes, which are an integral part of the financial statements.

64

Statements of operations

Six months ended February 28, 2019 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$12,192,580	$10,106,187	$32,396,641

Expenses:
Management fees	1,480,187	1,288,862	3,201,391
Distribution expenses — Class A	555,392	156,977	239,239
Distribution expenses — Class C	86,034	129,304	440,387
Dividend disbursing and transfer agent fees and expenses	213,685	224,320	514,306
Accounting and administration expenses	70,720	68,396	135,121
Registration fees	43,613	35,627	61,920
Reports and statements to shareholders expenses	27,021	19,487	45,361
Audit and tax fees	23,583	23,583	23,583
Legal fees	21,456	13,567	48,794
Trustees’ fees and expenses	12,943	12,295	29,762
Custodian fees	10,069	7,975	22,218
Other	19,393	20,309	43,066

	2,564,096	2,000,702	4,805,148
Less expenses waived	(401,254)	(418,008)	(342,023)
Less waived distribution expenses — Class A	—	(62,791)	—
Less expenses paid indirectly	(976)	(3,914)	(8,943)

Total operating expenses	2,161,866	1,515,989	4,454,182

Net Investment Income	10,030,714	8,590,198	27,942,459

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,418,991)	9,367	(3,346,719)
Net change in unrealized appreciation (depreciation) of investments	(4,141,738)	(908,201)	(20,144,325)

Net Realized and Unrealized Loss	(5,560,729)	(898,834)	(23,491,044)

Net Increase in Net Assets Resulting from Operations	$4,469,985	$7,691,364	$4,451,415

See accompanying notes, which are an integral part of the financial statements.

65

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,030,714	$20,085,601
Net realized gain (loss)	(1,418,991)	1,601,289
Net change in unrealized appreciation (depreciation)	(4,141,738)	(13,534,385)

Net increase in net assets resulting from operations	4,469,985	8,152,505

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(8,423,429)	(16,632,280)
Class C	(256,949)	(721,618)
Institutional Class	(1,496,086)	(2,731,703)

	(10,176,464)	(20,085,601)

Capital Share Transactions:
Proceeds from shares sold:
Class A	84,598,018	144,964,138
Class C	1,342,590	2,742,284
Institutional Class	34,078,906	33,395,228

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,827,858	14,612,119
Class C	220,453	644,001
Institutional Class	1,308,820	2,271,556

	129,376,645	198,629,326

66

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(126,442,191)	$(83,964,343)
Class C	(3,951,079)	(11,372,623)
Institutional Class	(33,734,383)	(19,620,579)

	(164,127,653)	(114,957,545)

Increase (Decrease) in net assets derived from capital share transactions	(34,751,008)	83,671,781

Net Increase (Decrease) in Net Assets	(40,457,487)	71,738,685

Net Assets:
Beginning of period	577,321,421	505,582,736

End of period[1]	$536,863,934	$577,321,421

[1]

Net Assets – End of period includes distributions in excess of net investment income of $14,723 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 9 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

			Institutional
	Class A	Class C	Class
Dividends from net investment income	$(16,632,280)	$(721,618)	$(2,731,703)

See accompanying notes, which are an integral part of the financial statements.

67

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,590,198	$17,509,720
Net realized gain	9,367	380,931
Net change in unrealized appreciation (depreciation)	(908,201)	(14,485,267)

Net increase in net assets resulting from operations	7,691,364	3,405,384

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(2,047,721)	(4,506,606)
Class C	(311,894)	(800,814)
Institutional Class	(6,230,583)	(12,202,300)

	(8,590,198)	(17,509,720)

Capital Share Transactions:
Proceeds from shares sold:
Class A	17,969,248	16,752,051
Class C	2,358,085	1,183,828
Institutional Class	111,603,879	107,068,849

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,940,512	4,147,980
Class C	278,113	729,575
Institutional Class	4,952,399	9,272,878

	139,102,236	139,155,161

68

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(33,173,731)	$(44,644,168)
Class C	(6,136,268)	(13,357,830)
Institutional Class	(120,600,611)	(98,947,892)

	(159,910,610)	(156,949,890)

Decrease in net assets derived from capital share transactions	(20,808,374)	(17,794,729)

Net Decrease in Net Assets	(21,707,208)	(31,899,065)

Net Assets:
Beginning of period	542,099,527	573,998,592

End of period[1]	$520,392,319	$542,099,527

[1]

Net Assets – End of period includes distributions in excess of net investment income of $33,111 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 9 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Institutional Class
Dividends from net investment income	$(4,506,606)	$(800,814)	$(12,202,300)

See accompanying notes, which are an integral part of the financial statements.

69

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$27,942,459	$54,384,298
Net realized gain (loss)	(3,346,719)	7,505,047
Net change in unrealized appreciation (depreciation)	(20,144,325)	(13,724,500)

Net increase in net assets resulting from operations	4,451,415	48,164,845

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(4,074,596)	(8,100,736)
Class C	(1,545,770)	(3,292,016)
Institutional Class	(22,073,018)	(43,005,882)

	(27,693,384)	(54,398,634)

Capital Share Transactions:
Proceeds from shares sold:
Class A	22,543,658	50,102,652
Class C	8,238,444	12,793,383
Institutional Class	223,561,866	270,134,611

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,826,877	7,418,908
Class C	1,423,179	2,968,800
Institutional Class	18,766,910	36,466,522

	278,360,934	379,884,876

70

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(34,735,943)	$(46,315,595)
Class C	(13,110,322)	(21,101,276)
Institutional Class	(230,070,774)	(217,319,913)

	(277,917,039)	(284,736,784)

Increase in net assets derived from capital share transactions	443,895	95,148,092

Net Increase (Decrease) in Net Assets	(22,798,074)	88,914,303

Net Assets:
Beginning of period	1,309,815,058	1,220,900,755

End of period[1]	$1,287,016,984	$1,309,815,058

[1]

Net Assets – End of period includes distributions in excess of net investment income of $4,102 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 9 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

			Institutional
	Class A	Class C	Class
Dividends from net investment income	$(8,100,736)	$(3,292,016)	$(43,005,882)

See accompanying notes, which are an integral part of the financial statements.

71

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the six months ended Feb. 28, 2019, net realized gain distributions of $120,279 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

72

Six months ended 2/28/19[1] (Unaudited)			Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.44	$11.70	$12.22	$11.83	$11.90	$11.14

0.21	0.42	0.43	0.42	0.43	0.45
(0.10)	(0.26)	(0.40)	0.39	(0.07)	0.76

0.11	0.16	0.03	0.81	0.36	1.21

(0.21)	(0.42)	(0.43)	(0.42)	(0.43)	(0.45)
— [3]	—	(0.12)	—	—	—

(0.21)	(0.42)	(0.55)	(0.42)	(0.43)	(0.45)

$11.34	$11.44	$11.70	$12.22	$11.83	$11.90

0.98%	1.44%	0.41%	7.00%	3.09%	11.02%

$442,344	$481,117	$415,314	$493,408	$504,204	$500,590
0.81%	0.81%	0.81%	0.81%	0.81%	0.80%
0.96%	0.96%	0.96%	0.95%	0.96%	0.97%
3.69%	3.66%	3.71%	3.52%	3.63%	3.88%
3.54%	3.51%	3.56%	3.38%	3.48%	3.71%
16%	42%	33%	33%	16%	34%

73

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the six months ended Feb. 28, 2019, net realized gain distributions of $4,649 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

74

Six months ended 2/28/19[1] (Unaudited)	Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.44	$11.70	$12.22	$11.83	$11.91	$11.14

0.16	0.34	0.34	0.33	0.34	0.36
(0.10)	(0.26)	(0.40)	0.39	(0.08)	0.77

0.06	0.08	(0.06)	0.72	0.26	1.13

(0.16)	(0.34)	(0.34)	(0.33)	(0.34)	(0.36)
— [3]	—	(0.12)	—	—	—

(0.16)	(0.34)	(0.46)	(0.33)	(0.34)	(0.36)

$11.34	$11.44	$11.70	$12.22	$11.83	$11.91

0.60%	0.68%	(0.35% )	6.19%	2.23%	10.28%

$16,236	$18,808	$27,397	$31,545	$30,851	$29,524
1.56%	1.56%	1.56%	1.56%	1.57%	1.56%
1.71%	1.71%	1.71%	1.70%	1.72%	1.72%
2.94%	2.91%	2.96%	2.77%	2.88%	3.12%
2.79%	2.76%	2.81%	2.63%	2.73%	2.96%
16%	42%	33%	33%	16%	34%

75

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the six months ended Feb. 28, 2019, net realized gain distributions of $20,822 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

76

Six months ended 2/28/19[1] (Unaudited)	Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.52	$11.79	$12.31	$11.91	$11.99	$11.22

0.22	0.45	0.46	0.46	0.47	0.48
(0.10)	(0.27)	(0.40)	0.40	(0.08)	0.77

0.12	0.18	0.06	0.86	0.39	1.25

(0.22)	(0.45)	(0.46)	(0.46)	(0.47)	(0.48)
— [3]	—	(0.12)	—	—	—

(0.22)	(0.45)	(0.58)	(0.46)	(0.47)	(0.48)

$11.42	$11.52	$11.79	$12.31	$11.91	$11.99

1.11%	1.61%	0.68%	7.32%	3.26%	11.33%

$78,284	$77,396	$62,872	$45,696	$33,323	$24,588
0.56%	0.56%	0.56%	0.56%	0.57%	0.56%
0.71%	0.71%	0.71%	0.70%	0.72%	0.72%
3.94%	3.91%	3.96%	3.77%	3.88%	4.12%
3.79%	3.76%	3.81%	3.63%	3.73%	3.96%
16%	42%	33%	33%	16%	34%

77

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2017, net realized gain distributions of $58,508 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.004) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

78

Six months ended 2/28/19[1] (Unaudited)	Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.76	$12.06	$12.38	$12.04	$12.21	$11.69

0.19	0.37	0.35	0.35	0.35	0.34
(0.01)	(0.30)	(0.32)	0.34	(0.17)	0.52

0.18	0.07	0.03	0.69	0.18	0.86

(0.19)	(0.37)	(0.35)	(0.35)	(0.35)	(0.34)
—	—	— [3]	—	—	—

(0.19)	(0.37)	(0.35)	(0.35)	(0.35)	(0.34)

$11.75	$11.76	$12.06	$12.38	$12.04	$12.21

1.54%	0.57%	0.35%	5.79%	1.46%	7.47%

$123,013	$136,653	$164,154	$188,034	$184,514	$249,848
0.65%	0.71%	0.75%	0.75%	0.76%	0.75%
0.91%	0.92%	0.93%	0.92%	0.93%	0.93%
3.26%	3.10%	2.92%	2.84%	2.85%	2.86%
3.00%	2.89%	2.74%	2.67%	2.68%	2.68%
15%	32%	26%	35%	19%	34%

79

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2017, net realized gain distributions of $15,746 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.004) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

80

Six months ended 2/28/19[1] (Unaudited)	Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.75	$12.05	$12.37	$12.03	$12.20	$11.69

0.14	0.27	0.25	0.24	0.24	0.24
(0.01)	(0.30)	(0.32)	0.35	(0.17)	0.51

0.13	(0.03)	(0.07)	0.59	0.07	0.75

(0.14)	(0.27)	(0.25)	(0.25)	(0.24)	(0.24)
—	—	— [3]	—	—	—

(0.14)	(0.27)	(0.25)	(0.25)	(0.24)	(0.24)

$11.74	$11.75	$12.05	$12.37	$12.03	$12.20

1.11%	(0.28% )	(0.50% )	4.90%	0.60%	6.48%

$24,450	$28,002	$40,402	$49,515	$48,328	$54,231
1.50%	1.56%	1.60%	1.60%	1.61%	1.60%
1.66%	1.67%	1.68%	1.67%	1.68%	1.68%
2.41%	2.25%	2.07%	1.99%	2.00%	2.01%
2.25%	2.14%	1.99%	1.92%	1.93%	1.93%
15%	32%	26%	35%	19%	34%

81

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2017, net realized gain distributions of $152,523 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.004) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

82

Six months ended 2/28/19[1] (Unaudited)	Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.87	$12.17	$12.50	$12.16	$12.33	$11.81

0.20	0.39	0.37	0.37	0.37	0.36
(0.01)	(0.30)	(0.33)	0.34	(0.17)	0.52

0.19	0.09	0.04	0.71	0.20	0.88

(0.20)	(0.39)	(0.37)	(0.37)	(0.37)	(0.36)
—	—	— [3]	—	—	—

(0.20)	(0.39)	(0.37)	(0.37)	(0.37)	(0.36)

$11.86	$11.87	$12.17	$12.50	$12.16	$12.33

1.62%	0.75%	0.44%	5.92%	1.62%	7.58%

$372,929	$377,445	$369,443	$479,172	$474,262	$434,455
0.50%	0.56%	0.60%	0.60%	0.61%	0.60%
0.66%	0.67%	0.68%	0.67%	0.68%	0.68%
3.41%	3.25%	3.07%	2.99%	3.00%	3.01%
3.25%	3.14%	2.99%	2.92%	2.93%	2.93%
15%	32%	26%	35%	19%	34%

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Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

84

Six months ended 2/28/19[1] (Unaudited)	Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.00	$11.05	$11.42	$10.75	$10.65	$9.64

0.23	0.46	0.44	0.41	0.41	0.45
(0.20)	(0.05)	(0.37)	0.67	0.10	1.01

0.03	0.41	0.07	1.08	0.51	1.46

(0.23)	(0.46)	(0.44)	(0.41)	(0.41)	(0.45)

(0.23)	(0.46)	(0.44)	(0.41)	(0.41)	(0.45)

$10.80	$11.00	$11.05	$11.42	$10.75	$10.65

0.28%	3.80%	0.72%	10.25%	4.83%	15.42%

$188,626	$200,493	$190,211	$250,810	$227,090	$204,936
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.90%	0.91%	0.94%	0.94%	0.97%	0.99%
4.30%	4.19%	4.02%	3.73%	3.80%	4.38%
4.25%	4.13%	3.93%	3.64%	3.68%	4.24%
11%	19%	27%	13%	10%	31%

85

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

86

Six months ended 2/28/19[1] (Unaudited)	Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.04	$11.09	$11.47	$10.80	$10.70	$9.68

0.19	0.38	0.36	0.33	0.33	0.37
(0.19)	(0.05)	(0.38)	0.67	0.10	1.02

—	0.33	(0.02)	1.00	0.43	1.39

(0.19)	(0.38)	(0.36)	(0.33)	(0.33)	(0.37)

(0.19)	(0.38)	(0.36)	(0.33)	(0.33)	(0.37)

$10.85	$11.04	$11.09	$11.47	$10.80	$10.70

0.01%	3.03%	(0.11% )	9.41%	4.04%	14.63%

$87,054	$92,155	$97,974	$113,905	$91,196	$71,424
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.65%	1.66%	1.69%	1.69%	1.72%	1.74%
3.55%	3.44%	3.27%	2.98%	3.05%	3.63%
3.50%	3.38%	3.18%	2.89%	2.93%	3.49%
11%	19%	27%	13%	10%	31%

87

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

88

Six months ended 2/28/19[1] (Unaudited)	Year ended

	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$11.10	$11.15	$11.53	$10.85	$10.75	$9.73

0.24	0.49	0.47	0.45	0.44	0.48
(0.20)	(0.05)	(0.38)	0.67	0.10	1.01

0.04	0.44	0.09	1.12	0.54	1.49

(0.24)	(0.49)	(0.47)	(0.44)	(0.44)	(0.47)

(0.24)	(0.49)	(0.47)	(0.44)	(0.44)	(0.47)

$10.90	$11.10	$11.15	$11.53	$10.85	$10.75

0.42%	4.07%	0.92%	10.57%	5.08%	15.71%

$1,011,337	$1,017,167	$932,716	$905,436	$649,455	$384,525
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.65%	0.66%	0.69%	0.69%	0.72%	0.74%
4.55%	4.44%	4.27%	3.98%	4.05%	4.63%
4.50%	4.38%	4.18%	3.89%	3.93%	4.49%
11%	19%	27%	13%	10%	31%

89

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds	February 28, 2019 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income taxes as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market

90

quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended Feb. 28, 2019 and for all open tax years (years ended Aug. 31, 2016–Aug. 31, 2018), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended Feb. 28, 2019, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on

91

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds

1. Significant Accounting Policies (continued)

the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2019, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$805	$3,858	$8,676

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2019, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$171	$56	$267

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free	High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from Sept. 1, 2018 through Feb. 28, 2019.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

92

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Operating expense limitation as a percentage of average daily net assets	0.56%	0.50%	0.60%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2019, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$12,302	$11,810	$25,905

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2019, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$17,864	$17,148	$42,406

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average

93

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described on the previous page. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% of average daily net assets, which was contractually waived to 0.15% of average daily net assets from Sept. 1, 2018 through Feb. 28, 2019.** Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2019, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$7,867	$7,494	$18,255

For the six months ended Feb. 28, 2019, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$9,753	$1,480	$15,331

For the six months ended Feb. 28, 2019, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$—	$—	$24,821
Class C	46	636	1,332

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

94

Cross trades for the six months ended Feb. 28, 2019, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 28, 2019, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in realized losses as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$31,453,188	$25,389,354	$15,836,996
Sales	19,959,777	21,198,756	26,939,522
Net realized loss	74,398	126,660	—

There was no realized gain (loss) as a result of Rule 17a-7 securities sales for Delaware National High-Yield Municipal Bond Fund.

*For Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, the aggregate contractual waiver period covering this report is from Dec. 29, 2017 through Dec. 28, 2019. For Delaware Tax-Free USA Intermediate Fund, the aggregate contractual waiver period covering this report is from April 1, 2018 through April 1, 2019.

**For Delaware Tax-Free USA Intermediate Fund Class A shares, the aggregate contractual waiver period covering this report is from Dec. 29, 2017 through Dec. 28, 2019.

3. Investments

For the six months ended Feb. 28, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free	High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$87,094,145	$78,984,356	$141,639,117
Sales	123,009,981	102,936,769	151,608,348

95

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds

3. Investments (continued)

At Feb. 28, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since the final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2019, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free	High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$516,623,233	$493,705,372	$1,226,156,188

Aggregate unrealized appreciation of investments	$22,826,360	$18,682,562	$54,285,790
Aggregate unrealized depreciation of investments	(1,024,676)	(377,323)	(10,584,999)

Net unrealized appreciation of investments	$21,801,684	$18,305,239	$43,700,791

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At Aug. 31, 2018, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free USA Intermediate Fund	$2,915,578	$—	$2,915,578
Delaware National High-Yield Municipal Bond Fund	12,461,267	3,462,187	15,923,454

At Aug. 31, 2018, there were no capital loss carryforwards for Delaware Tax-Free USA Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

96

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2019:

Delaware Tax-Free USA Fund
Level 2
Securities
Assets:
Municipal Bonds	$527,024,917
Short-Term Investments	11,400,000

Total Value of Securities	$538,424,917

Delaware Tax-Free USA
Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$509,710,611
Short-Term Investments	2,300,000

Total Value of Securities	$512,010,611

97

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds

3. Investments (continued)

Delaware National High-Yield
Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,264,631,979
Short-Term Investments	5,225,000

Total Value of Securities	$1,269,856,979

During the six months ended Feb. 28, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the six months ended Feb. 28, 2019, there were no Level 3 investments.

98

4. Capital Shares

Transactions in capital shares were as follows:

					Delaware National
	Delaware Tax-Free		Delaware Tax-Free		High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/19	8/31/18	2/28/19	8/31/18	2/28/19	8/31/18
Shares sold:
Class A	7,533,728	12,603,666	1,544,472	1,415,308	2,100,649	4,548,565
Class C	119,318	236,676	202,938	99,772	762,088	1,156,364
Institutional Class	2,998,886	2,876,073	9,501,241	8,940,604	20,604,194	24,307,805

Shares issued upon reinvestment of dividends and distributions:
Class A	694,975	1,268,997	166,701	350,140	355,554	674,320
Class C	19,564	55,857	23,893	61,629	131,716	268,726
Institutional Class	115,329	195,804	421,228	775,842	1,727,583	3,284,191

	11,481,800	17,237,073	11,860,473	11,643,295	25,681,784	34,239,971

Shares redeemed:
Class A	(11,267,549)	(7,310,314)	(2,861,863)	(3,760,589)	(3,227,399)	(4,205,385)
Class C	(350,870)	(989,856)	(527,108)	(1,131,893)	(1,214,079)	(1,909,980)
Institutional Class	(2,975,660)	(1,689,696)	(10,275,276)	(8,276,999)	(21,217,604)	(19,583,617)

	(14,594,079)	(9,989,866)	(13,664,247)	(13,169,481)	(25,659,082)	(25,698,982)

Net increase (decrease)	(3,112,279)	7,247,207	(1,803,774)	(1,526,186)	22,702	8,540,989

99

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended Feb. 28, 2019 and the year ended Aug. 31, 2018, each Fund had the following exchange transactions:

	Six months ended
	2/28/19
	Exchange		Exchange
	Redemptions		Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free USA Fund	100,267	2,698	2,706	99,560	$1,154,537
Delaware Tax-Free USA Intermediate Fund	986,296	3,877	3,881	977,345	11,443,029
Delaware National High-Yield Municipal Bond Fund	1,197	—	—	1,186	13,039

	Year ended
	8/31/18
	Exchange		Exchange
	Redemptions		Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free USA Fund	48,496	77,372	77,526	48,172	$1,447,435
Delaware Tax-Free USA Intermediate Fund	24,896	31,342	31,355	24,650	662,376
Delaware National High-Yield Municipal Bond Fund	44,817	87,060	55,968	75,762	1,459,307

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

100

On Nov. 5, 2018, the Participants entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described on the previous page and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Funds had no amounts outstanding as of Feb. 28, 2019, or at any time during the period then ended.

6. Securities Lending

Delaware Tax-Free USA intermediate Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund

101

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds

6. Securities Lending (continued)

continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Feb. 28, 2019, Delaware Tax-Free USA Intermediate Fund had no securities out on loan. For the six months ended Feb. 28, 2019, Delaware Tax-Fee USA Fund and Delaware National High-Yield Municipal Bond Fund were not included in the Lending Agreement.

7. Geographic, Credit, and Market Risks

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2019, the percentage of each Fund’s net assets insured by bond issuers are listed on the next page and these securities have been identified on the “Schedules of investments.”

102

			Delaware
	Delaware Tax-Free	Delaware Tax-Free	National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Assured Guaranty Corporation	0.19%	—	0.18%
Assured Guaranty Municipal Corporation	0.26%	1.46%	0.63%
AMBAC Assurance Corporation	0.55%	—	0.08%
National Public Finance Guarantee Corporation	0.28%	—	0.16%
Total	1.28%	1.46%	1.05%

As of Feb. 28, 2019, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and Texas, which constituted approximately 13.08%, 13.70%, and 10.13%, respectively, of the Fund’s net assets. As of Feb. 28, 2019, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and Texas, which constituted approximately 16.20%, 16.71%, and 10.06%, respectively, of the Fund’s net assets. As of Feb. 28, 2019, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of California which constituted approximately 13.99% of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher-yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow

103

Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds

7. Geographic, Credit, and Market Risks (continued)

account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

104

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statements of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Funds’ financial statements.

10. Subsequent Events

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2019, that would require recognition or disclosure in the Funds’ financial statements.

105

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford

President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Thomas L. Bennett

Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Jerome D. Abernathy

Managing Member
Stonebrook Capital
Management, LLC
New York, NY

Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow

Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry

President
Drexel University
Philadelphia, PA

Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Christianna Wood

Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans

Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

106

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

February 28, 2019

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling

800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Funds are distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2019, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2018 to February 28, 2019 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2018 to Feb. 28, 2019.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from September 1, 2018 to February 28, 2019 (Unaudited)

Delaware Tax-Free Arizona Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*

Actual Fund return†
Class A	$1,000.00	$1,013.10	0.84%	$4.19
Class C	1,000.00	1,009.30	1.59%	7.92
Institutional Class	1,000.00	1,014.30	0.59%	2.95

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free California Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*
Actual Fund return†
Class A	$1,000.00	$1,009.30	0.82%	$4.09
Class C	1,000.00	1,005.60	1.57%	7.81
Institutional Class	1,000.00	1,010.50	0.57%	2.84

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Institutional Class	1,000.00	1,021.97	0.57%	2.86

2

Delaware Tax-Free Colorado Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*

Actual Fund return†
Class A	$1,000.00	$1,015.10	0.84%	$4.20
Class C	1,000.00	1,011.40	1.59%	7.93
Institutional Class	1,000.00	1,016.40	0.59%	2.95

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free Idaho Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*

Actual Fund return†
Class A	$1,000.00	$1,015.80	0.86%	$4.30
Class C	1,000.00	1,012.10	1.61%	8.03
Institutional Class	1,000.00	1,017.10	0.61%	3.05

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

3

Disclosure of Fund expenses

For the six-month period from September 1, 2018 to February 28, 2019 (Unaudited)

Delaware Tax-Free New York Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*

Actual Fund return†
Class A	$1,000.00	$1,015.00	0.80%	$4.00
Class C	1,000.00	1,011.30	1.55%	7.73
Institutional Class	1,000.00	1,015.40	0.55%	2.75

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class C	1,000.00	1,017.11	1.55%	7.75
Institutional Class	1,000.00	1,022.07	0.55%	2.76

Delaware Tax-Free Pennsylvania Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*

Actual Fund return†
Class A	$1,000.00	$1,013.20	0.86%	$4.29
Class C	1,000.00	1,009.30	1.62%	8.07
Institutional Class	1,000.00	1,014.30	0.62%	3.10

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.76	1.62%	8.10
Institutional Class	1,000.00	1,021.72	0.62%	3.11

*“

Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

4

Security type / sector / state / territory allocations
Delaware Tax-Free Arizona Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.40%
Corporate Revenue Bonds	11.90%
Education Revenue Bonds	30.11%
Electric Revenue Bonds	4.60%
Healthcare Revenue Bonds	18.06%
Lease Revenue Bonds	3.25%
Local General Obligation Bonds	3.19%
Pre-Refunded Bonds	7.90%
Special Tax Revenue Bonds	6.51%
Transportation Revenue Bonds	7.25%
Water & Sewer Revenue Bonds	6.63%
Short-Term Investment	1.23%
Total Value of Securities	100.63%
Liabilities Net of Receivables and Other Assets	(0.63%)
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Arizona	97.37%
Guam	2.14%
Puerto Rico	1.12%
Total Value of Securities	100.63%

5

Security type / sector allocations
Delaware Tax-Free California Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	98.96%
Corporate Revenue Bonds	4.08%
Education Revenue Bonds	20.77%
Electric Revenue Bond	0.63%
Healthcare Revenue Bonds	22.30%
Housing Revenue Bonds	4.59%
Lease Revenue Bonds	11.80%
Local General Obligation Bonds	3.23%
Pre-Refunded Bonds	8.47%
Resource Recovery Revenue Bond	1.13%
Special Tax Revenue Bonds	1.85%
State General Obligation Bonds	6.29%
Transportation Revenue Bonds	12.59%
Water & Sewer Revenue Bond	1.23%
Short-Term Investment	0.77%
Total Value of Securities	99.73%
Receivables and Other Assets Net of Liabilities	0.27%
Total Net Assets	100.00%

6

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.35%
Corporate Revenue Bonds	1.44%
Education Revenue Bonds	11.10%
Electric Revenue Bonds	1.96%
Healthcare Revenue Bonds	25.26%
Housing Revenue Bonds	0.09%
Lease Revenue Bonds	3.36%
Local General Obligation Bonds	15.33%
Pre-Refunded Bonds	5.91%
Special Tax Revenue Bonds	19.29%
Transportation Revenue Bonds	12.59%
Water & Sewer Revenue Bonds	1.02%
Short-Term Investments	1.65%
Total Value of Securities	99.00%
Receivables and Other Assets Net of Liabilities	1.00%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Colorado	95.61%
Guam	1.87%
Puerto Rico	1.00%
US Virgin Islands	0.52%
Total	99.00%

7

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.85%
Corporate Revenue Bonds	3.31%
Education Revenue Bonds	16.08%
Electric Revenue Bonds	3.41%
Healthcare Revenue Bonds	13.17%
Housing Revenue Bonds	1.84%
Lease Revenue Bonds	9.89%
Local General Obligation Bonds	23.54%
Pre-Refunded Bonds	5.72%
Special Tax Revenue Bonds	14.16%
Transportation Revenue Bonds	4.41%
Water & Sewer Revenue Bonds	1.32%
Short-Term Investments	1.79%
Total Value of Securities	98.64%
Receivables and Other Assets Net of Liabilities	1.36%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	5.24%
Idaho	90.69%
Puerto Rico	1.10%
US Virgin Islands	1.61%
Total	98.64%

8

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.82%
Corporate Revenue Bonds	6.60%
Education Revenue Bonds	23.43%
Electric Revenue Bonds	4.41%
Healthcare Revenue Bonds	15.08%
Lease Revenue Bonds	8.72%
Local General Obligation Bonds	3.01%
Pre-Refunded Bonds	8.24%
Resource Recovery Revenue Bond	1.83%
Special Tax Revenue Bonds	17.17%
State General Obligation Bond	0.61%
Transportation Revenue Bonds	6.70%
Water & Sewer Revenue Bonds	3.02%
Short-Term Investment	0.37%
Total Value of Securities	99.19%
Receivables and Other Assets Net of Liabilities	0.81%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.31%
New York	98.88%
Total Value of Securities	99.19%

9

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.36%
Corporate Revenue Bonds	5.98%
Education Revenue Bonds	13.81%
Healthcare Revenue Bonds	29.32%
Housing Revenue Bond	0.49%
Lease Revenue Bonds	3.72%
Local General Obligation Bonds	7.93%
Pre-Refunded/Escrowed to Maturity Bonds	21.41%
Resource Recovery Revenue Bond	0.51%
Special Tax Revenue Bonds	4.24%
State General Obligation Bond	0.93%
Transportation Revenue Bonds	8.56%
Water & Sewer Revenue Bonds	3.46%
Short-Term Investment	0.08%
Total Value of Securities	100.44%
Liabilities Net of Receivables and Other Assets	(0.44%)
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.02%
Pennsylvania	100.42%
Total Value of Securities	100.44%

10

Schedules of investments
Delaware Tax-Free Arizona Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 99.40%

Corporate Revenue Bonds – 11.90%
Chandler Industrial Development Authority Revenue
(Intel Corporation Project) 2.70% 12/1/37 (AMT) •	1,000,000	$1,014,310
Maricopa County Pollution Control
(Public Service - Palo Verde Project) Series B 5.20% 6/1/43 •	1,500,000	1,545,240
(Southern California Education Co.) Series A 5.00% 6/1/35	2,400,000	2,446,176
Pima County Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	2,000,000	2,083,760
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	1,370,000	1,622,546

		8,712,032

Education Revenue Bonds – 30.11%
Arizona Health Facilities Authority Healthcare Education Revenue
(Kirksville College) 5.125% 1/1/30	1,500,000	1,537,995
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	1,086,260
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	346,360
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	400,000	419,164
(Pincrest Academy of Nevada-Horizon, Inspirada and St.
Rose Campus Projects) Series A 144A 5.75% 7/15/48 #	250,000	262,200
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project) 4.50% 7/1/24	1,000,000	1,008,840
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	699,057
5.125% 5/15/40	1,305,000	1,348,665
Maricopa County Industrial Development Authority Revenue
(Greathearts Arizona Projects)
Series A 5.00% 7/1/52	725,000	799,755
(Paradise Schools Projects) 144A 5.00% 7/1/36 #	500,000	517,315
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	830,797
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project) 5.00% 7/1/31	1,000,000	1,167,550
Northern Arizona University
5.00% 6/1/36	475,000	503,533
5.00% 6/1/41	1,240,000	1,312,255

11

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Phoenix Industrial Development Authority
(Basis School Projects) 144A 5.00% 7/1/35 #	1,000,000	$1,028,860
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,280,763
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	500,000	493,725
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	1,036,100
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,135,520
Pima County Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	100,000	97,917
144A 5.00% 6/15/52 #	90,000	86,608
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	911,440
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	674,363
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A 5.00% 7/15/27 (AMBAC)	980,000	981,431
University of Arizona Board of Regents
Series A 5.00% 6/1/38	1,000,000	1,106,920
Unrefunded Balance Series A 5.00% 6/1/25	335,000	367,961

		22,041,354

Electric Revenue Bonds – 4.60%
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,085,470
Series A 5.00% 1/1/39	1,000,000	1,165,310
Series A 5.00% 12/1/45	1,000,000	1,117,090

		3,367,870

Healthcare Revenue Bonds – 18.06%
Arizona Health Facilities Authority Hospital System Revenue
(Banner Health) Series A 5.00% 1/1/43	1,500,000	1,607,505
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,060,431
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,084,880
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.00% 11/15/36	270,000	273,075
Maricopa County Industrial Development Authority Health
Facilities Revenue
(Banner Health) Series A 4.00% 1/1/41	1,000,000	1,029,640
(Catholic Healthcare West) Series A 6.00% 7/1/39	2,500,000	2,532,200

12

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Maricopa County Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	$408,985
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) Series A 6.00% 7/1/33	790,000	820,604
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,263,936
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	250,000	270,313
Yavapai County Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center) Series A 5.25% 8/1/33	2,000,000	2,193,600
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	330,907
Series A 5.25% 8/1/32	300,000	340,605

		13,216,681

Lease Revenue Bonds – 3.25%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,002,310
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	350,000	370,059
Maricopa County Industrial Development Authority Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,002,620

		2,374,989

Local General Obligation Bonds – 3.19%
Maricopa County High School District No. 214 Tolleson Union High School
(School Improvement Project) Series B 4.00% 7/1/37	1,300,000	1,382,810
Maricopa County School District No. 3 Tempe Elementary
(School Improvement Project) Series B 5.00% 7/1/30	560,000	681,089
Pinal County Community College District 4.00% 7/1/31	250,000	270,190

		2,334,089

Pre-Refunded Bonds – 7.90%
Arizona Certificates of Participation Department Administration
Series A 5.25% 10/1/25 (AGM)	1,500,000	1,531,365

13

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33-20 §	1,250,000	$1,310,063
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.30% 7/1/42-21 §	500,000	552,200
6.40% 7/1/47-21 §	500,000	553,335
Pinal County Electric District No. 3
Series A 5.25% 7/1/41-21 §	750,000	811,320
University Medical Center Hospital Revenue
6.50% 7/1/39-19 §	1,000,000	1,015,920
University of Arizona Board of Regents
Series A 5.00% 6/1/25-22 §	10,000	11,059

		5,785,262

Special Tax Revenue Bonds – 6.51%
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	628,698
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,162,060
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	559,802
Series A 5.25% 1/1/36	705,000	736,260
Mesa Excise Tax Revenue
5.00% 7/1/32	1,000,000	1,093,680
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	587,105

		4,767,605

Transportation Revenue Bonds – 7.25%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/35	500,000	577,585
Phoenix Civic Improvement Airport Revenue
Series B 5.00% 7/1/37	1,000,000	1,150,790
(Senior Lien)
4.00% 7/1/48	500,000	509,885
5.00% 7/1/32 (AMT)	1,750,000	1,935,675
Series A 5.00% 7/1/36 (AMT)	1,000,000	1,135,700

		5,309,635

Water & Sewer Revenue Bonds – 6.63%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,168,980
Central Arizona Water Conservation District
(Central Arizona Project) 5.00% 1/1/31	600,000	698,256

14

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Guam Government Waterworks Authority Revenue
5.00% 7/1/37	250,000	$272,270
Mesa Utility System Revenue
4.00% 7/1/31	850,000	925,123
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,200,500
5.00% 7/1/31	500,000	587,805

		4,852,934

Total Municipal Bonds (cost $70,593,356)		72,762,451

Short-Term Investment – 1.23%

Variable Rate Demand Note – 1.23%¤
Arizona Health Facilities Authority Revenue (Banner Health) Series C 1.72% 1/1/46 (LOC - Bank of America N.A.)	900,000	900,000

Total Short-Term Investment (cost $900,000)		900,000

Total Value of Securities – 100.63% (cost $71,493,356)		$73,662,451

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $3,437,722, which represents 4.70% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on

15

Schedules of investments

Delaware Tax-Free Arizona Fund

current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – National Association

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

16

Schedules of investments
Delaware Tax-Free California Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 98.96%

Corporate Revenue Bonds – 4.08%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,007,770
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed)
Series A-1 5.25% 6/1/47	750,000	751,710
Series A-2 5.00% 6/1/47	1,000,000	965,320
(Capital Appreciation Asset-Backed) Subordinate Series B 1.548% 6/1/47 ^	1,615,000	259,531
M-S-R Energy Authority Revenue Series B 6.50% 11/1/39	500,000	697,945

		3,682,276

Education Revenue Bonds – 20.77%
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,118,020
California Municipal Finance Authority
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	519,465
(Biola University) 5.00% 10/1/39	1,000,000	1,118,160
(California Baptist University) Series A 144A 5.375% 11/1/40 #	1,000,000	1,095,530
(CHF-Davis I, LLC - West Village Student Housing Project) 5.00% 5/15/48	1,000,000	1,093,560
(Creative Center of Los Altos Project - Pinewood School & Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	499,975
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	500,000	493,470
(Palmdale Aerospace Academy Project) Series A 144A 5.00% 7/1/46 #	500,000	517,000
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,263,998
California School Finance Authority
(Aspire Public Schools - Obligated Group) Series A 144A 5.00% 8/1/45 #	715,000	760,509
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	437,710
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	247,330
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,087,210
(Grimmway Schools - Obligated Group) Series A 144A 5.00% 7/1/36 #	500,000	509,795
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	608,591
(KIPP LA Projects) Series A 5.125% 7/1/44	1,000,000	1,064,720

17

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
California School Finance Authority
(Partnerships to Uplift Communities Valley Project)
Series A 144A 6.75% 8/1/44 #	1,000,000	$1,061,440
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,132,260
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools - Animo Inglewood Charter High School Project) Series A 7.25% 8/1/41	800,000	881,536
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	849,405
(NCCD-Hooper Street LLC-California College of the Arts Project) 144A 5.25% 7/1/49 #	250,000	264,063
California Statewide Communities Development Authority Student Housing Revenue
(University of California Irvine East Campus Apartments)
5.00% 5/15/24	40,000	45,376
5.375% 5/15/38	1,000,000	1,060,460
Mt. San Antonio Community College District Convertible Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	1,015,410

		18,744,993

Electric Revenue Bond – 0.63%
Imperial Irrigation District Electric System Revenue
Series C 5.00% 11/1/36	500,000	571,025

		571,025

Healthcare Revenue Bonds – 22.30%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	911,761
(Sharp HealthCare) Series A 5.00% 8/1/28	250,000	271,735
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	1,000,000	1,050,410
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	537,285
Series A 5.00% 8/15/47	500,000	549,215
(Dignity Health) Series E 5.625% 7/1/25	1,000,000	1,012,040
(Kaiser Permanente) Subordinate Series A-2 4.00% 11/1/44	1,005,000	1,028,135
(Lucile Salter Packard Children’s Hospital at Stanford)
Series A 5.00% 8/15/33	1,000,000	1,154,420
Series A 5.00% 11/15/56	1,000,000	1,101,510
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,012,940

18

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	$1,083,530
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	821,295
Series A 5.00% 2/1/47	250,000	271,575
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	534,100
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	1,008,080
(be.group) 144A 7.25% 11/15/41 #	500,000	516,215
(Covenant Retirement Communities) Series C 5.625% 12/1/36	1,000,000	1,124,980
(Episcopal Communities & Services) 5.00% 5/15/32	600,000	641,568
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	501,280
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/56 #	725,000	771,197
Series A 144A 5.50% 12/1/58 #	400,000	437,496
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	503,635
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,089,650
La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	777,487
Palomar Health
5.00% 11/1/47 (AGM)	500,000	566,015
San Buenaventura
(Community Memorial Health System) 7.50% 12/1/41	785,000	855,987

		20,133,541

Housing Revenue Bonds – 4.59%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects)
Series A 4.00% 8/15/42	1,270,000	1,276,312
Series A 5.50% 8/15/47	750,000	796,560
Independent Cities Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	1,000,000	1,071,150
Santa Clara County Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	1,000,000	1,001,100

		4,145,122

19

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds – 11.80%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	$1,084,950
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated Group) Series A 5.00% 11/1/41	1,000,000	1,108,730
(Infrastructure State Revolving Fund) Series A 5.00% 10/1/29	1,000,000	1,196,770
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	604,539
California Pollution Control Financing Authority Revenue
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	1,000,000	1,108,830
California State Public Works Board Lease Revenue
(Department of Corrections and Rehabilitation) Series C 5.00% 10/1/26	1,000,000	1,081,760
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,101,850
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,113,380
San Diego County
(Sanford Burnham Prebys Medical Discovery Institute)
Series A 5.00% 11/1/28	500,000	584,350
Series A 5.00% 11/1/30	475,000	550,991
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,115,050

		10,651,200

Local General Obligation Bonds – 3.23%
Anaheim School District Capital Appreciation Election 2002 4.58% 8/1/25 (NATL) ^	1,000,000	858,110
Marin Healthcare District Election 2013
Series A 4.00% 8/1/47	1,000,000	1,030,570
West Contra Costa Unified School District 2012 Election
Series C 4.00% 8/1/41	1,000,000	1,026,590

		2,915,270

Pre-Refunded Bonds – 8.47%
Anaheim Public Financing Authority Revenue
(Anaheim Electric System Distribution Facilities) Series A 5.00% 10/1/25-21 §	800,000	859,368

20

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
California Department of Water Resources
(Central Valley Project) Unrefunded Series AG 5.00% 12/1/28-19 §	75,000	$76,995
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Series A 6.40% 8/15/45-20 §	950,000	1,008,757
Imperial Irrigation District Electric System Revenue
Series B 5.00% 11/1/36-20 §	250,000	264,613
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875% 8/1/39-19 §	285,000	291,253
Unrefunded 6.875% 8/1/39-19 §	215,000	219,717
Pittsburg Unified School District Financing Authority Revenue
(Pittsburg Unified School District Bond Program) 5.50% 9/1/46-21 (AGM) §	800,000	877,560
Rancho Santa Fe Community Services District Financing Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	883,472
Riverside County Redevelopment Agency Tax Allocation Housing
Series A 6.00% 10/1/39-20 §	1,000,000	1,071,070
San Diego Public Facilities Financing Authority Lease Revenue
(Master Refunding Project) Series A 5.25% 3/1/40-20 §	1,000,000	1,057,090
San Mateo Joint Powers Financing Authority Lease Revenue
(Capital Projects) Series A 5.25% 7/15/26-20 §	1,000,000	1,032,050

		7,641,945

Resource Recovery Revenue Bond – 1.13%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00% 9/1/36	1,000,000	1,020,610

		1,020,610

Special Tax Revenue Bonds – 1.85%
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex) Senior Series A 5.00% 6/1/48	1,000,000	1,138,230
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	534,090

		1,672,320

21

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds – 6.29%
California
(Various Purpose)
5.00% 8/1/46	1,000,000	$1,128,200
5.25% 3/1/30	1,000,000	1,032,350
5.25% 4/1/35	1,000,000	1,092,550
5.25% 11/1/40	1,000,000	1,050,220
6.00% 3/1/33	1,000,000	1,043,320
Unrefunded 6.00% 4/1/38	330,000	331,073

		5,677,713

Transportation Revenue Bonds – 12.59%
Alameda Corridor Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	500,000	551,390
California Municipal Finance Authority Senior Lien
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	645,000	712,145
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	540,275
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,117,680
Subordinate Series B 5.00% 5/15/33	1,000,000	1,040,100
Riverside County Transportation Commission Senior Lien
(Current Interest Obligations) Series A 5.75% 6/1/44	500,000	545,195
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	1,000,000	1,139,030
Subordinate Series B 5.00% 7/1/41	500,000	560,425
San Diego County Regional Airport Authority Revenue
Subordinate Series A 5.00% 7/1/47	375,000	423,551
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	870,000	873,358
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,129,410
Second Series B 5.00% 5/1/46 (AMT)	1,000,000	1,101,550
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,631,280

		11,365,389

Water & Sewer Revenue Bond – 1.23%
San Diego Public Facilities Financing Authority
Subordinate Series A 5.00% 8/1/29	1,000,000	1,109,840

		1,109,840

Total Municipal Bonds (cost $86,005,587)		89,331,244

22

	Principal amount°	Value (US $)

Short-Term Investment – 0.77%

Variable Rate Demand Note – 0.77%¤
California Public Finance Authority Revenue (Sharp HealthCare) Series B
1.47% 8/1/52 (LOC - Barclays Bank PLC)	700,000	$700,000

Total Short-Term Investment (cost $700,000)		700,000

Total Value of Securities – 99.73% (cost $86,705,587)		$90,031,244

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $10,327,235, which represents 11.44% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at Feb. 28, 2019.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICEF – Inner City Education Foundation

LOC – Letter of Credit

NATL – Insured by National Public Finance Guarantee Corporation

PLC – Public Limited Company

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

23

Schedules of investments
Delaware Tax-Free Colorado Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 97.35%

Corporate Revenue Bonds –1.44%
Denver City & County
(United Airlines Project) 5.00% 10/1/32 (AMT)	415,000	$441,203
Public Authority for Colorado Energy Natural Gas Revenue 6.50% 11/15/38	1,750,000	2,455,285

		2,896,488

Education Revenue Bonds –11.10%
Colorado Educational & Cultural Facilities Authority Revenue
144A 5.00% 7/1/36 #	500,000	501,310
5.00% 11/1/44	890,000	868,569
144A 5.25% 7/1/46 #	1,350,000	1,347,948
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,284,902
7.45% 8/1/48	1,000,000	1,122,660
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	1,490,000	1,730,605
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,299,948
(Charter School Project) 5.00% 7/15/37	1,150,000	1,221,668
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	1,905,365
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,060,170
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	455,629
5.00% 12/1/42	540,000	531,112
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	634,144
144A 5.00% 7/1/46 #	500,000	501,790
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	765,100
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	871,644
144A 5.50% 7/1/49 #	870,000	884,764
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	423,712
Series A 4.00% 3/1/36	550,000	581,069
(University of Lab Charter School) 5.00% 12/15/45	500,000	517,095
(Vail Mountain School Project) 4.00% 5/1/46	80,000	76,035
(Windsor Charter Academy Project) 144A 5.00% 9/1/46 #	890,000	864,110
(Woodrow Wilson Charter School Project) 5.25% 12/1/34 (SGI)	1,960,000	1,963,038

		22,412,387

24

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds – 1.96%
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	$3,953,763

		3,953,763

Healthcare Revenue Bonds – 25.26%
Colorado Health Facilities Authority Revenue
(American Baptist)
7.625% 8/1/33	150,000	166,049
8.00% 8/1/43	1,000,000	1,119,400
(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,363,333
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	1,546,222
Series A 5.00% 2/1/41	2,250,000	2,316,443
Series A 5.25% 2/1/33	1,000,000	1,046,260
Series A 5.25% 1/1/45	3,000,000	3,181,950
Series D 6.25% 10/1/33	2,000,000	2,007,600
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,545,885
6.375% 1/1/41	1,000,000	1,068,850
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,261,240
Series A 5.00% 12/1/35	1,000,000	1,084,050
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,808,350
(Evangelical Lutheran)
5.00% 12/1/42	2,500,000	2,591,225
5.625% 6/1/43	1,150,000	1,248,670
(Frasier Meadows Retirement Community Project)
Series A 5.25% 5/15/37	485,000	522,068
Series B 5.00% 5/15/48	660,000	683,681
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,167,080
(National Jewish Health Project) 5.00% 1/1/27	300,000	313,521
(NCMC Project) 4.00% 5/15/32	2,000,000	2,123,000
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,297,385
(Sisters of Charity of Leavenworth Health System)
Series B 5.25% 1/1/25	2,500,000	2,569,825
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	975,027
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,124,650
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	710,331
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,594,800

25

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,945,000	$2,020,349
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	2,528,929

		50,986,173

Housing Revenue Bonds – 0.09%
Colorado Housing & Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	95,000	95,230
Series AA 4.50% 11/1/23 (GNMA)	95,000	95,287

		190,517

Lease Revenue Bonds – 3.36%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,424,842
Colorado Department of Transportation Certificates of Participation
5.00% 6/15/34	660,000	754,248
5.00% 6/15/36	1,055,000	1,194,830
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	756,473
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33	1,500,000	1,657,185

		6,787,578

Local General Obligation Bonds – 15.33%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	327,219
4.00% 12/1/31	1,000,000	1,085,900
5.00% 12/1/32	500,000	592,240
Arapahoe County School District No. 1 Englewood
4.00% 12/1/30	1,500,000	1,629,300
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,258,400
Series A 5.50% 12/1/38	350,000	430,668
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,308,676
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,117,440

26

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Commerce City Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	$2,345,001
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,259,110
Denver International Business Center Metropolitan District No. 1
5.00% 12/1/30	350,000	358,613
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,281,831
Eaton Area Park & Recreation District
5.25% 12/1/34	360,000	375,091
5.50% 12/1/38	455,000	477,823
El Paso County School District No 2. Harrison
5.00% 12/1/38	1,000,000	1,178,720
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork
4.00% 12/15/31	1,300,000	1,404,468
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,159,570
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,487,663
Leyden Rock Metropolitan District No. 10
Series A 5.00% 12/1/45	1,000,000	1,006,870
Rangely Hospital District
6.00% 11/1/26	2,250,000	2,442,173
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,016,620
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,163,785
5.00% 12/1/32	660,000	771,712
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,164,600
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,303,600

		30,947,093

Pre-Refunded Bonds – 5.91%
Colorado Building Excellent Schools Today Certificates of Participation
Series G 5.00% 3/15/32-21 §	2,000,000	2,134,080

27

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Colorado Health Facilities Authority Revenue (Total Long-Term Care)
Series A 6.00% 11/15/30-20 §	2,365,000	$2,533,530
Series A 6.25% 11/15/40-20 §	750,000	806,565
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27-19 §	1,795,000	1,809,863
Series HH 5.00% 6/1/29-19 §	2,355,000	2,374,499
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,267,180

		11,925,717

Special Tax Revenue Bonds – 19.29%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,176,700
Canyons Metropolitan District No. 5
Series A 6.125% 12/1/47	500,000	503,645
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	759,495
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,664,580
Denver City & County
Series A 5.00% 8/1/26	500,000	600,700
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,865,086
Denver International Business Center Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,793,277
Denver Urban Renewal Authority
(Stapleton) Senior Subordinated Series B 5.00% 12/1/25	1,250,000	1,483,525
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	2,235,000	2,273,420
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,283,950
Series A 5.25% 1/1/36	1,675,000	1,749,269
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,118,690
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,302,267
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	1,013,430

28

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Regional Transportation District
(Fastracks Project)
Series A 5.00% 11/1/30	670,000	$794,814
Series A 5.00% 11/1/31	1,495,000	1,758,957
Series A 5.00% 11/1/36	2,750,000	3,177,433
Series B 5.00% 11/1/33	1,865,000	2,209,950
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,603,494
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,490,963
6.00% 1/15/41	2,400,000	2,462,952
Solaris Metropolitan District No. 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	505,930
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	318,516
Series A-1 5.00% 12/1/47	700,000	731,710
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	996,372
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	772,664
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	551,081
Series B 5.00% 12/1/36	810,000	918,508
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,048,150

		38,929,528

Transportation Revenue Bonds – 12.59%
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	2,000,000	2,136,100
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,321,237
Denver City & County Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	400,000	402,200
Series A 5.00% 11/15/30 (AMT)	1,750,000	2,047,727
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,240,320
Series A 5.25% 11/15/36	2,500,000	2,557,825
Series B 5.00% 11/15/30	1,000,000	1,099,390
Series B 5.00% 11/15/32	1,000,000	1,095,280

29

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Denver City & County Airport System Revenue
Series B 5.00% 11/15/37	8,000,000	$8,708,880
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	719,470
Series C 5.375% 9/1/26	2,000,000	2,087,560

		25,415,989

Water & Sewer Revenue Bonds – 1.02%
Dominion Water & Sanitation District
6.00% 12/1/46	750,000	791,587
Douglas County Centennial Water & Sanitation District
4.00% 12/1/38	500,000	532,275
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	675,000	735,129

		2,058,991

Total Municipal Bonds (cost $189,259,005)		196,504,224

	Number of shares

Short-Term Investments – 1.65%

Money Market Mutual Fund – 0.09%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 1.58%)	169,380	169,380

		169,380

	Principal amount°
Variable Rate Demand Notes – 1.56%¤
Denver City & County
Series A1 1.71% 12/1/29
(SPA-JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
Series A2 1.71% 12/1/29
(SPA-JPMorgan Chase Bank N.A.)	1,655,000	1,655,000

		3,155,000

Total Short-Term Investments (cost $3,324,380)		3,324,380

Total Value of Securities – 99.00% (cost $192,583,385)		$199,828,604

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $10,196,382, which represents 5.05% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the

30

issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

GNMA – Government National Mortgage Association collateral

N.A. – National Association

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

31

Schedules of investments
Delaware Tax-Free Idaho Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 96.85%

Corporate Revenue Bonds – 3.31%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$1,224,975
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,007,260

		3,232,235

Education Revenue Bonds – 16.08%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,273,475
Series A 5.00% 4/1/42	1,350,000	1,455,745
Series A 5.00% 4/1/47	500,000	564,295
Series A 5.00% 4/1/48	750,000	850,935
Idaho Housing & Finance Association
(Compass Public Charter School Project)
Series A 144A 6.00% 7/1/39 #	370,000	393,025
Series A 144A 6.00% 7/1/49 #	595,000	626,178
Series A 144A 6.00% 7/1/54 #	570,000	595,599
(Idaho Arts Charter School Project)
Series A 5.00% 12/1/38	1,000,000	1,048,300
Series A 144A 5.00% 12/1/46 #	1,000,000	1,031,660
(North Star Charter School Project)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #^	2,888,155	375,720
Series A 6.75% 7/1/48	529,151	542,956
(Victory Charter School Project) Series B 5.00% 7/1/39	1,000,000	1,045,420
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,275,000	1,340,854
University of Idaho
Series 2011 5.25% 4/1/41 •	1,755,000	1,867,952
Series A 5.00% 4/1/41	1,000,000	1,152,500
Series B 5.00% 4/1/28	1,000,000	1,033,130
Series B 5.00% 4/1/32	500,000	515,915

		15,713,659

Electric Revenue Bonds – 3.41%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,253,080
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	1,074,480

		3,327,560

Healthcare Revenue Bonds – 13.17%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,350,000	2,497,345

32

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 5.00% 3/1/27	1,000,000	$1,186,190
Series A 5.00% 3/1/47	1,500,000	1,578,510
(Trinity Health Credit Group)
Series D 4.50% 12/1/37	1,385,000	1,441,993
Series ID 4.00% 12/1/43	1,000,000	1,011,940
Series ID 5.00% 12/1/32	1,000,000	1,079,690
Series ID 5.00% 12/1/46	750,000	832,897
(Valley Vista Care Corporation)
Series A 5.25% 11/15/37	1,005,000	1,033,894
Series A 5.25% 11/15/47	1,130,000	1,144,871
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) Series A 6.00% 7/1/33	1,020,000	1,059,515

		12,866,845

Housing Revenue Bonds – 1.84%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	998,570	1,047,350
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A Class II 4.375% 7/1/32	515,000	523,379
Series C Class II 4.95% 7/1/31	230,000	231,339

		1,802,068

Lease Revenue Bonds – 9.89%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	853,657
5.00% 12/15/32	750,000	849,113
Idaho Fish & Wildlife Foundation
5.00% 12/1/41	200,000	230,112
Idaho Housing & Finance Association Revenue
(Grant & Revenue Anticipation Bonds) Series A 5.00% 7/15/27	750,000	903,120
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,478,134
Series A 7.00% 2/1/36	1,500,000	1,608,690
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40	1,250,000	1,365,150
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	507,330
Series A 4.50% 9/1/26	485,000	539,233

33

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Idaho State Building Authority Revenue
(Capitol Mall Parking Project)
Series A 4.50% 9/1/27	505,000	$559,631
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	750,000	763,830

		9,658,000

Local General Obligation Bonds – 23.54%
Ada & Boise Counties Independent School District Boise City
5.00% 8/1/33	1,010,000	1,185,033
5.00% 8/1/34	1,500,000	1,753,110
5.00% 8/1/35	1,160,000	1,351,574
5.00% 8/1/36	500,000	580,225
Ada & Canyon Counties Joint School District No. 2 Meridian
4.50% 7/30/22	1,500,000	1,556,235
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/35	1,100,000	1,280,114
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,477,349
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,729,433
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,814,652
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,126,820
Series B 5.00% 9/15/24	1,480,000	1,643,806
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	572,983
Series A 4.00% 9/15/37	1,000,000	1,059,580
Series C 5.00% 9/15/42	500,000	573,340
Madison County School District No. 321 Rexburg (Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	1,281,917
Series B 5.00% 8/15/26	500,000	603,310
Nez Perce County Independent School District No. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	1,158,930
Series B 5.00% 9/15/37	1,000,000	1,153,010

34

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Twin Falls County School District No. 411
(School Board Guaranteed)
Series A 4.75% 9/15/37	1,000,000	$1,096,340

		22,997,761

Pre-Refunded Bonds – 5.72%
Boise State University Revenue
Series A 5.00% 4/1/39-19 §	1,000,000	1,002,630
Idaho Bond Bank Authority Revenue
(State Intercept)
Series A 5.25% 9/15/26-19 §	570,000	570,644
Unrefunded Series A 5.00% 9/15/28-19 §	890,000	890,952
Unrefunded Series A 5.25% 9/15/26-19 §	500,000	500,575
Idaho Health Facilities Authority Revenue
(St. Luke’s Regional Medical Center Project) 5.00% 7/1/35-20 (AGM) §	2,500,000	2,610,275
Puerto Rico Sales Tax Financing Revenue
First Subordinate Series A 5.50% 8/1/28-19 §	15,000	15,236

		5,590,312

Special Tax Revenue Bonds – 14.16%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	559,802
Series A 5.25% 1/1/36	705,000	736,260
Series B-1 5.00% 1/1/42	1,425,000	1,457,091
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,894,656
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,526,760
Nampa Development Corporation Revenue
5.90% 3/1/30	3,000,000	3,041,430
(Library Square Project) 144A 5.00% 9/1/31 #	1,000,000	1,042,670
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
5.00% 10/1/29 (AGM)	1,500,000	1,572,225

		13,830,894

Transportation Revenue Bonds – 4.41%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,019,200
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,056,510
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,235,699

		4,311,409

35

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds – 1.32%
Guam Government Waterworks Authority
5.00% 7/1/40	370,000	$399,263
5.00% 1/1/46	835,000	888,882

		1,288,145

Total Municipal Bonds (cost $92,323,744)		94,618,888

	Number of shares

Short-Term Investments – 1.79%

Money Market Mutual Fund – 1.35%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 1.58%)	1,321,339	1,321,339

		1,321,339

	Principal amount°
Variable Rate Demand Note – 0.44%¤
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project)
Series C 1.71% 3/1/48 (LOC - US Bank N.A.)	425,000	425,000

		425,000

Total Short-Term Investments (cost $1,746,339)		1,746,339

Total Value of Securities – 98.64%
(cost $94,070,083)		$96,365,227

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $4,064,852, which represents 4.16% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on

36

a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

37

Schedules of investments
Delaware Tax-Free New York Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 98.82%

Corporate Revenue Bonds – 6.60%
Nassau County Tobacco Settlement
(Asset-Backed) Series A-3 5.125% 6/1/46	680,000	$647,095
New York Counties Tobacco Trust VI
(Tobacco Settlement Pass Through) Series C 5.00% 6/1/51	500,000	507,240
New York Liberty Development Revenue
(Second Priority - Bank of America Tower at One Bryant Park Project)
Class 2 5.625% 7/15/47	500,000	516,310
Class 3 6.375% 7/15/49	865,000	896,538
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/36 (AMT)	1,000,000	1,120,760
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	738,290
TSASC Revenue
(Senior) Fiscal 2017 Series A 5.00% 6/1/41	900,000	954,819

		5,381,052

Education Revenue Bonds – 23.43%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	234,425
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing Project)
Series A 6.00% 10/1/31	525,000	569,095
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	515,200
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	520,140
Series A 5.50% 4/1/43	500,000	523,525
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	514,450
(Manhattan College Project) 5.00% 8/1/47	500,000	557,855
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	611,334
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	255,157
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	500,000	503,365
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	839,633

38

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A-1 5.00% 7/1/41	200,000	$218,286
Series A-1 5.00% 7/1/46	300,000	326,178
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	561,440
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	418,104
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project)
Series A 5.00% 10/1/22	340,000	372,874
Series A 5.00% 10/1/23	470,000	524,229
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	343,662
(University of Rochester Project) Series C 4.00% 7/1/43	500,000	518,850
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	1,015,730
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	528,570
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	458,472
(Brooklyn Law School) 5.75% 7/1/33	340,000	343,604
(Cornell University) Series A 5.00% 7/1/34	170,000	171,805
(Fordham University) 5.00% 7/1/44	650,000	716,085
(Marymount Manhattan College) 5.00% 7/1/24	350,000	353,503
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,119,460
(Rockefeller University) Series A 5.00% 7/1/27	250,000	252,670
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,078,200
(University of Rochester Project) Unrefunded Series A 5.125% 7/1/39	20,000	20,213
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	519,635
St. Lawrence County Industrial Development Agency Civic
Development Revenue
(St. Lawrence University Project) Series A 4.00% 7/1/43	1,000,000	1,013,660
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	855,390
5.00% 7/1/41	500,000	567,475
Troy Industrial Development Authority
(Rensselaer Polytechnic Institute Project) Series E 5.20% 4/1/37	500,000	534,815

39

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Yonkers Economic Development Educational Revenue
(Charter School of Educational Excellence Project)
Series A 6.25% 10/15/40	600,000	$615,102

		19,092,191

Electric Revenue Bonds – 4.41%
Long Island Power Authority Electric System Revenue
5.00% 9/1/37	450,000	519,750
5.00% 9/1/47	500,000	560,280
Series A 5.00% 9/1/44	750,000	826,837
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	540,140
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	1,000,000	1,146,690

		3,593,697

Healthcare Revenue Bonds – 15.08%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) 5.25% 7/1/35	250,000	278,300
Dutchess County Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/34	350,000	386,582
Series A 5.00% 7/1/44	1,000,000	1,083,310
Guilderland Industrial Development Agency
(Albany Place Development Project) Series A 144A 5.875% 1/1/52 #	500,000	488,925
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	455,763
5.00% 12/1/46	540,000	592,294
Series A 5.00% 12/1/27	330,000	361,795
(The Unity Hospital of Rochester Project) 5.50% 8/15/40 (FHA)	585,000	624,797
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated Group Project)
5.00% 7/1/29	375,000	416,617
5.00% 7/1/33	725,000	786,197
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	514,000
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 4.00% 8/1/38	1,000,000	1,005,700

40

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	$624,252
(New York University Hospitals Center) Series A 4.00% 7/1/40	465,000	478,118
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	557,770
144A 5.00% 12/1/45 #	700,000	750,120
Orange County Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50% 1/1/46	400,000	410,956
Saratoga County Capital Resource Revenue
(The Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	562,835
Southold Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	769,500
Suffolk County Economic Development Revenue
(Catholic Health Services) Unrefunded 5.00% 7/1/28	430,000	458,273
(Peconic Landing at Southhold Project) 6.00% 12/1/40	650,000	681,909

		12,288,013

Lease Revenue Bonds – 8.72%
Hudson Yards Infrastructure
Unrefunded Fiscal 2012 Series A 5.75% 2/15/47	385,000	412,866
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A
5.00% 11/15/56	710,000	770,982
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,185,905
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,604,670
New York Liberty Development
(4 World Trade Center Project) 5.00% 11/15/31	500,000	537,675
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	1,500,000	1,564,005
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	530,240
United Nations Development Revenue
(Senior Lien) Series A 5.00% 7/1/26	500,000	505,145

		7,111,488

Local General Obligation Bonds – 3.01%
New York City
Fiscal 2011 Series E 5.00% 8/1/28	125,000	130,686
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,120,730

41

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
New York City
Fiscal 2018 Series B-1 4.00% 10/1/41	500,000	$519,980
Subordinate Series E-1 5.25% 3/1/35	500,000	597,440
Unrefunded Subordinate Series I-1 5.375% 4/1/36	25,000	25,067
New York State Dormitory Authority
(School District Financing Program)
Unrefunded Series A 5.00% 10/1/23	25,000	27,057
Unrefunded Series A 5.00% 10/1/25 (AGM)	30,000	31,461

		2,452,421

Pre-Refunded Bonds – 8.24%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40-20 §	500,000	520,430
6.375% 7/15/43-20 §	500,000	520,965
6.50% 7/15/30-20 §	500,000	521,455
Hudson Yards Infrastructure
Fiscal 2012 Series A 5.75% 2/15/47-21 §	615,000	664,477
Long Island Power Authority Electric System Revenue
Series B 5.75% 4/1/33-19 §	250,000	250,797
Metropolitan Transportation Authority Revenue
Series D 5.25% 11/15/27-20 §	500,000	531,380
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project)
5.25% 10/1/31-21 §	500,000	545,720
5.50% 10/1/41-21 §	500,000	548,860
New York City Transitional Finance Authority Revenue
(Future Tax Secured) Fiscal 2011 Subordinate Series D-1 5.25% 2/1/29-21 §	305,000	325,600
New York State Dormitory Authority Revenue Non-State Supported Debt
(The Northwell Health Obligated Group)
Series A 5.00% 5/1/41-21 §	500,000	536,355
Series A 5.50% 5/1/37-19 §	500,000	503,170
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	415,150
5.00% 7/1/42-22 §	750,000	831,465

		6,715,824

Resource Recovery Revenue Bond – 1.83%
Niagara Area Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,489,365

		1,489,365

42

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds – 17.17%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	$499,824
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	256,163
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	250,642
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2012 Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,074,240
Fiscal 2015 Series S-1 5.00% 7/15/43	1,000,000	1,109,620
(Future Tax Secured)
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	833,640
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	837,405
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,120,010
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/33	670,000	765,944
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/34	1,500,000	1,709,100
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	500,000	519,080
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,125,160
Unrefunded Fiscal 2011 Subordinate Series C 5.25% 11/1/25	310,000	327,865
Unrefunded Fiscal 2011 Subordinate Series D-1 5.25% 2/1/29	195,000	207,589
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,142,710
New York State Dormitory Authority Revenue
(General Purpose)
Series C 5.00% 3/15/34	500,000	530,070
Series E 5.00% 3/15/32	1,000,000	1,155,020
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/36	500,000	528,355

		13,992,437

State General Obligation Bond – 0.61%
New York State
Series A 5.00% 3/1/38	500,000	501,250

		501,250

Transportation Revenue Bonds – 6.70%
Buffalo & Fort Erie Public Bridge Authority 5.00% 1/1/47	435,000	485,034
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	545,230

43

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
New York State Thruway Authority General Revenue
Series I 5.00% 1/1/32 (AGM)	700,000	$750,169
Series L 5.00% 1/1/35	100,000	117,642
(Junior Indebtedness Obligation) Series A 5.25% 1/1/56	1,000,000	1,116,710
Port Authority of New York & New Jersey
(JFK International Air Terminal Project)
Series 8 6.00% 12/1/42	700,000	739,858
Series 8 6.50% 12/1/28	550,000	573,903
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels) Series A 5.00% 11/15/47	1,000,000	1,132,770

		5,461,316

Water & Sewer Revenue Bonds – 3.02%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2009 Series FF-2 5.50% 6/15/40	250,000	252,625
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	542,860
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,127,180
New York State Environmental Facilities Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution) Series B 5.00% 6/15/30	500,000	535,740

		2,458,405

Total Municipal Bonds (cost $78,472,101)		80,537,459

Short-Term Investment – 0.37%

Variable Rate Demand Note – 0.37%¤
New York City Fiscal 2014 Subordinate Series D-3
1.72% 8/1/38 (SPA - JPMorgan Chase Bank, N.A.)	300,000	300,000

Total Short-Term Investment (cost $300,000)		300,000

Total Value of Securities – 99.19% (cost $78,772,101)		$80,837,459

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $6,653,397, which represents 8.16% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

44

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

45

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 100.36%

Corporate Revenue Bonds – 5.98%
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AGM)	5,045,000	$5,172,336
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,157,120
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	13,452,340
Pennsylvania Economic Development Financing Authority
Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	2,858,863

		25,640,659

Education Revenue Bonds – 13.81%
Allegheny County Higher Education Building Authority Revenue
(Carnegie Mellon University)
5.00% 3/1/28	2,000,000	2,238,720
Series A 5.00% 3/1/24	1,000,000	1,096,690
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,558,830
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,572,645
Series A 5.50% 10/15/30	1,275,000	1,323,169
Series A 5.75% 10/15/40	2,200,000	2,276,230
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,761,682
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,621,475
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,191,436
Series A 5.00% 12/15/51	770,000	785,300
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,056,660
5.00% 10/1/39	1,250,000	1,309,325
5.00% 10/1/44	1,000,000	1,044,420
Chester County Industrial Development Authority Student Housing Revenue
(University Student Housing Project at West Chester University)
Series A 5.00% 8/1/30	1,100,000	1,159,466
Series A 5.00% 8/1/45	1,250,000	1,291,337
Delaware County Authority Revenue
(Cabrini University) 5.00% 7/1/47	2,000,000	2,086,400

46

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39	875,000	$911,435
5.00% 7/1/45	2,500,000	2,575,200
5.00% 7/1/46	1,425,000	1,476,058
5.00% 7/1/47	1,000,000	1,041,160
Montgomery County Higher Education & Health Authority Revenue
(Arcadia University)
5.625% 4/1/40	2,375,000	2,429,221
5.75% 4/1/40	2,000,000	2,157,900
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Drexel University) 5.00% 5/1/41	1,000,000	1,110,800
(University Properties Student Housing - East Stroudsburg University of Pennsylvania) 5.00% 7/1/42	500,000	506,945
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,784,925
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	735,000	758,277
Series A 5.75% 6/15/42	2,500,000	2,559,000
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,500,000	1,539,015
Series A 5.625% 6/15/42	3,000,000	3,057,420
(Philadelphia Performing Arts Charter School Project) 144A 6.75% 6/15/43 #	2,550,000	2,626,500
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,096,449
Series A-1 7.00% 6/15/43	1,535,000	1,653,671
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,287,999
State Public School Building Authority
(Montgomery County Community College) 5.00% 5/1/28	2,000,000	2,295,020

		59,240,780

Healthcare Revenue Bonds – 29.32%
Allegheny County Hospital Development Authority
Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,350,000	1,337,931
(University of Pittsburgh Medical Center) Series A 5.50% 8/15/34	3,980,000	4,042,008

47

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Berks County Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	$442,639
5.00% 5/15/43	500,000	529,540
5.00% 5/15/48	1,000,000	1,052,460
Series A 5.00% 5/15/37	1,365,000	1,455,827
Series A 5.00% 5/15/42	500,000	526,205
Series A 5.00% 5/15/47	600,000	628,596
Series C 5.00% 5/15/42	1,000,000	1,063,090
Series C 5.00% 5/15/47	1,000,000	1,058,290
(Tower Health Project)
4.00% 11/1/47	2,500,000	2,475,250
5.00% 11/1/50	2,000,000	2,176,960
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Unrefunded Series A-3 5.50% 11/1/31	5,005,000	5,123,518
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,762,296
Central Bradford Progress Authority
(Guthrie Health Issue) 5.375% 12/1/41	1,000,000	1,071,550
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,410,276
Chester County Health & Education Facilities Authority Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	782,889
Series A 5.25% 12/1/45	1,360,000	1,388,506
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project) 5.00% 1/1/38	2,000,000	2,115,800
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Unrefunded 6.00% 6/1/36	795,000	801,924
DuBois Hospital Authority
(Penn Highlands Healthcare) 4.00% 7/15/48	2,000,000	2,000,400
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,183,533
(Menno-Haven Project) 5.00% 12/1/53	1,900,000	1,933,592
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	5,541,450
Series A-1 5.125% 6/1/41	4,000,000	4,252,960

48

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	$1,747,574
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	263,297
5.25% 7/1/41	1,000,000	1,046,580
5.50% 7/1/45	1,000,000	1,059,530
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	2,083,440
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,108,490
5.00% 11/1/36	510,000	562,841
5.00% 11/1/37	250,000	274,450
(St. Anne’s Retirement Community Project)
5.00% 4/1/27	1,425,000	1,461,651
5.00% 4/1/33	1,830,000	1,855,931
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,006,450
5.25% 7/1/42	1,500,000	1,509,420
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,906,565
5.00% 7/1/41	1,000,000	1,098,190
Monroeville Finance Authority
(University of Pittsburgh Medical Center) 5.00% 2/15/25	1,000,000	1,163,410
Montgomery County Higher Education & Health Authority Revenue
(Thomas Jefferson University) Series A 4.00% 9/1/49	2,500,000	2,513,400
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities Obligated Group)
5.00% 11/15/27	1,250,000	1,334,763
5.00% 11/15/28	1,600,000	1,702,976
5.00% 11/15/29	680,000	721,242
Montgomery County Industrial Development Authority Revenue
(Albert Einstein Healthcare Network) Series A 5.25% 1/15/45	2,500,000	2,687,475
(Whitemarsh Continuing Care Retirement Community Project) 5.375% 1/1/50	4,000,000	4,004,640

49

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Montgomery County Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
Series A 5.375% 1/1/51	1,500,000	$1,503,195
Moon Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,000,000	4,221,160
Northampton County Industrial Development Authority
(Morningstar Senior Living Project)
5.00% 7/1/27	1,400,000	1,438,710
5.00% 7/1/32	1,275,000	1,295,196
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A 6.75% 12/1/53 #	2,450,000	2,391,984
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center) Series A 5.00% 7/1/43	1,265,000	1,363,974
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	7,000,000	7,799,750
Series A 5.25% 9/1/50	2,500,000	2,811,000
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
5.00% 8/15/40	2,000,000	2,225,140
Series A 4.00% 8/15/42	4,000,000	4,068,040
Philadelphia Authority for Industrial Development Revenue
(Children’s Hospital of Philadelphia Project) 5.00% 7/1/34	5,000,000	5,780,050
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,743,650
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,526,975
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A 5.00% 8/15/40	4,000,000	4,330,200

		125,768,829

50

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Housing Revenue Bond – 0.49%
Philadelphia Authority for Industrial Development Revenue
(The PresbyHomes Germantown Project) Series A 5.625% 7/1/35 (HUD)	2,100,000	$2,101,701

		2,101,701

Lease Revenue Bonds – 3.72%
Allegheny County Industrial Development Authority Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,337,003
5.125% 9/1/31	435,000	435,331
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (AGC)	10,000,000	10,069,600
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,381,663
5.00% 4/1/38	1,000,000	1,101,660
5.00% 4/1/39	1,500,000	1,648,455

		15,973,712

Local General Obligation Bonds – 7.93%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,106,580
Series C-70 5.00% 12/1/33	2,205,000	2,423,273
Series C-77 5.00% 11/1/43	4,535,000	5,168,041
Chester County
4.00% 7/15/32	2,000,000	2,222,940
5.00% 7/15/30	3,000,000	3,696,930
City of Philadelphia 5.00% 8/1/41	1,260,000	1,377,193
Series A 5.00% 8/1/37	1,750,000	1,935,955
Series A 5.25% 7/15/29	2,500,000	2,816,175
City of Pittsburgh
4.00% 9/1/35	750,000	797,078
4.00% 9/1/36	500,000	529,165
Series B 5.00% 9/1/26	3,000,000	3,302,880
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,220,480
Series F 5.00% 9/1/37	1,500,000	1,657,320
Series F 5.00% 9/1/38	2,000,000	2,203,040
Tredyffrin Easttown School District 5.00% 2/15/38	2,250,000	2,573,708

		34,030,758

51

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds – 21.41%
Allegheny County Higher Education Building Authority Revenue
(Carlow University Project)
6.75% 11/1/31-21§	750,000	$846,757
7.00% 11/1/40-21§	1,000,000	1,134,350
Butler County Hospital Authority Revenue
(Butler Health System Project) Series B 7.25% 7/1/39-19§	8,000,000	8,142,960
Chester County
5.00% 11/15/32-21§	3,000,000	3,268,140
5.00% 11/15/33-21§	2,625,000	2,859,623
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) 6.00% 6/1/36-19§	4,205,000	4,249,909
Delaware County Regional Water Quality Control Authority 5.00% 5/1/32-23§	2,000,000	2,262,980
Guam Government Limited Obligation Revenue
(Section 30) Series A 5.625% 12/1/29-19§	90,000	92,726
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30-20§	2,650,000	2,793,683
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32-22§	1,150,000	1,250,889
Series A 5.00% 1/1/41-22§	1,500,000	1,633,770
Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital Obligated Group) Series A 5.00% 6/1/31-22§	4,000,000	4,403,840
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities)
Series A-1 6.25% 11/15/29-19§	700,000	722,211
Montgomery County Industrial Development Authority Revenue
(New Regional Medical Center Project) 5.375% 8/1/38-20 (FHA)§	995,000	1,046,083
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	3,355,000	3,446,088
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(AICUP Financing Program - St. Francis University Project) Series JJ2 6.25% 11/1/41-21§	2,355,000	2,632,278

52

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Edinboro University Foundation Student Housing Project) 6.00% 7/1/43-20§	1,000,000	$1,055,800
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22§	1,740,000	1,920,073
Series A 5.00% 7/1/41-22§	1,500,000	1,655,235
(Philadelphia University) 5.00% 6/1/32-23§	2,000,000	2,267,180
(Shippensburg University - Student Housing Project)
5.00% 10/1/44-22§	1,500,000	1,666,560
6.25% 10/1/43-21§	2,000,000	2,228,280
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	5,038,184
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania) Series A 5.00% 9/1/29-21§	1,000,000	1,066,790
(University of Pennsylvania Health System)
Series A 5.00% 8/15/24-21§	4,850,000	5,238,097
Series A 5.25% 8/15/26-21§	3,910,000	4,246,221
Series A 5.75% 8/15/23-21§	2,500,000	2,744,825
Pennsylvania Turnpike Commission Revenue
Series E 5.00% 12/1/29-21§	5,000,000	5,426,000
Series E 5.00% 12/1/30-21§	2,000,000	2,170,400
Philadelphia Authority for Industrial Development Revenue
(MaST Charter School Project) 6.00% 8/1/35-20§	1,610,000	1,704,282
(New Foundations Charter School Project) 6.625% 12/15/41-22§	1,000,000	1,173,140
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Presbyterian Medical Center) 6.65% 12/1/19	2,020,000	2,094,700
Philadelphia Municipal Authority Revenue 6.50% 4/1/39-19§	1,000,000	1,003,740
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health System Project) 5.50% 7/1/29-20§	3,500,000	3,672,480
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34-19§	4,630,000	4,672,781

		91,831,055

Resource Recovery Revenue Bond – 0.51%
Delaware County Industrial Development Authority
(Covanta Project) Series A 5.00% 7/1/43	2,155,000	2,171,055

		2,171,055

53

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds – 4.24%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Series A 5.00% 5/1/42	2,500,000	$2,559,600
(City Center Project)
144A 5.00% 5/1/42 #	2,500,000	2,684,050
144A 5.375% 5/1/42 #	1,800,000	1,833,084
(City Center Refunding Project) 144A 5.00% 5/1/42 #	2,500,000	2,667,050
Chester County Industrial Development Authority Special Obligation Revenue
(Woodlands at Greystone Project)
144A 5.00% 3/1/38 #	560,000	564,844
144A 5.125% 3/1/48 #	1,000,000	1,009,680
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	2,235,140
Sports & Exhibition Authority of Pittsburgh & Allegheny County
(Hotel Room Excise Tax) 5.00% 2/1/35 (AGM)	3,000,000	3,110,460
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,500,000	1,521,270

		18,185,178

State General Obligation Bond – 0.93%
Commonwealth of Pennsylvania
5.00% 9/15/26	3,340,000	3,973,030

		3,973,030

Transportation Revenue Bonds – 8.56%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/47	5,000,000	5,643,450
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,766,420
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,350,050
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	2,844,219
Series A 5.00% 12/1/23	2,450,000	2,797,998
Series C 5.00% 12/1/44	5,000,000	5,451,550
Philadelphia Airport Revenue
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,300,930
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	5,595,408

54

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	$875,400
5.00% 1/1/38 (AMT)	1,000,000	1,085,390

		36,710,815

Water & Sewer Revenue Bonds – 3.46%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,738,022
Bucks County Water & Sewer Authority
5.00% 12/1/28 (AGM)	1,000,000	1,208,990
Series A 5.00% 12/1/37 (AGM)	780,000	887,624
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,134,530
Philadelphia Water & Wastewater Revenue
5.00% 11/1/28	4,500,000	4,959,540
Series A 5.00% 7/1/45	2,500,000	2,758,075
Series A 5.25% 10/1/52	1,000,000	1,140,460

		14,827,241

Total Municipal Bonds (cost $413,772,593)		430,454,813

Short-Term Investment – 0.08%

Variable Rate Demand Note – 0.08%¤
Philadelphia Hospitals & Higher Education Facilities
Authority Revenue (Children’s Hospital of Philadelphia
Project) Series B 1.71% 7/1/41
(SPA - Wells Fargo Bank N.A.)	350,000	350,000

Total Short-Term Investment (cost $350,000)		350,000

Total Value of Securities – 100.44% (cost $414,122,593)		$430,804,813

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $13,777,192, which represents 3.21% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

55

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

FHA – Federal Housing Administration

HUD – Housing and Urban Development Section 8

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

56

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Statements of assets and liabilities
February 28, 2019 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Assets:
Investments, at value[1]	$73,662,451	$90,031,244	$199,828,604
Cash	66,277	47,500	—
Interest receivable	700,716	1,107,912	2,284,141
Receivable for fund shares sold	9,985	80,352	265,000

Total assets	74,439,429	91,267,008	202,377,745

Liabilities:
Cash due to custodian	—	—	156,779
Payable for securities purchased	681,926	—	—
Payable for fund shares redeemed	456,850	864,994	115,513
Distribution payable	27,134	34,717	72,652
Audit and tax fees payable	22,555	22,555	22,555
Investment management fees payable to affiliates	18,974	23,879	65,030
Other accrued expenses	18,627	30,355	17,561
Distribution fees payable to affiliates	13,683	17,354	38,180
Dividend disbursing and transfer agent fees and expenses payable to affiliates	560	691	1,528
Accounting and administration expenses payable to affiliates	521	571	890
Trustees’ fees and expenses payable	250	306	674
Legal fees payable to affiliates	119	145	324
Reports and statements to shareholders expenses payable to affiliates	71	88	196
Reports and statements to shareholders expenses payable to non-affiliates	—	—	10,246
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	—	—	19,953

Total liabilities	1,241,270	995,655	522,081

Total Net Assets	$73,198,159	$90,271,353	$201,855,664

Net Assets Consist of:
Paid-in capital	$71,428,492	$86,989,731	$198,217,675
Total distributable earnings (loss)	1,769,667	3,281,622	3,637,989

Total Net Assets	$73,198,159	$90,271,353	$201,855,664

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Net Asset Value
Class A:
Net assets	$59,601,337	$44,542,700	$161,088,168
Shares of beneficial interest outstanding, unlimited authorization, no par	5,320,392	3,752,440	14,614,206
Net asset value per share	$11.20	$11.87	$11.02
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.73	$12.43	$11.54

Class C:
Net assets	$2,886,123	$11,144,165	$9,788,822
Shares of beneficial interest outstanding, unlimited authorization, no par	256,976	937,178	885,691
Net asset value per share	$11.23	$11.89	$11.05

Institutional Class:
Net assets	$10,710,699	$34,584,488	$30,978,674
Shares of beneficial interest outstanding, unlimited authorization, no par	956,018	2,913,538	2,810,550
Net asset value per share	$11.20	$11.87	$11.02

[1]Investments, at cost	$71,493,356	$86,705,587	$192,583,385

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Assets:
Investments, at value[1]	$96,365,227	$80,837,459	$430,804,813
Cash	34,793	22,169	30,522
Interest receivable	1,400,494	836,578	5,636,949
Receivable for fund shares sold	79,562	164,662	211,787

Total assets	97,880,076	81,860,868	436,684,071

Liabilities:
Payable for fund shares redeemed	42,929	247,990	38,109
Distribution payable	33,236	28,058	171,311
Payable for securities purchased	—	—	7,220,033
Investment management fees payable to affiliates	28,614	20,432	140,642
Audit and tax fees payable	22,555	22,555	22,555
Distribution fees payable to affiliates	21,923	17,299	85,974
Accounting and administration expenses payable to affiliates	13,775	545	1,549
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	10,312	8,512	—
Other accrued expenses	8,380	16,334	91,623
Dividend disbursing and transfer agent fees and expenses payable to affiliates	739	624	3,250
Accounting and administration expenses payable to non-affiliates	589	—	—
Trustees’ fees and expenses payable	324	276	1,429
Legal fees payable to affiliates	154	129	683
Reports and statements to shareholders expenses payable to affiliates	95	79	416

Total liabilities	183,625	362,833	7,777,574

Total Net Assets	$97,696,451	$81,498,035	$428,906,497

Net Assets Consist of:
Paid-in capital	$100,024,831	$79,845,583	$412,507,406
Total distributable earnings (loss)	(2,328,380)	1,652,452	16,399,091

Total Net Assets	$97,696,451	$81,498,035	$428,906,497

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Net Asset Value
Class A:
Net assets	$55,695,175	$34,258,186	$361,829,370
Shares of beneficial interest outstanding, unlimited authorization, no par	4,970,152	3,027,450	45,874,267
Net asset value per share	$11.21	$11.32	$7.89
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.74	$11.85	$8.26

Class C:
Net assets	$14,202,539	$13,779,505	$24,467,760
Shares of beneficial interest outstanding, unlimited authorization, no par	1,268,449	1,220,789	3,101,019
Net asset value per share	$11.20	$11.29	$7.89

Institutional Class:
Net assets	$27,798,737	$33,460,344	$42,609,367
Shares of beneficial interest outstanding, unlimited authorization, no par	2,480,219	2,958,230	5,405,928
Net asset value per share	$11.21	$11.31	$7.88

[1]Investments, at cost	$94,070,083	$78,772,101	$414,122,593

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six months ended February 28, 2019 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund

Investment Income:
Interest	$1,570,742	$1,986,508	$4,177,734

Expenses:
Management fees	184,822	258,702	542,102
Distribution expenses — Class A	75,321	60,477	198,964
Distribution expenses — Class C	15,126	58,816	50,569
Accounting and administration expenses	28,539	30,351	39,637
Audit and tax fees	23,328	23,328	23,328
Dividend disbursing and transfer agent fees and expenses	20,324	25,820	57,032
Reports and statements to shareholders expenses	8,467	8,930	14,047
Registration fees	7,725	6,483	6,475
Legal fees	1,981	2,277	4,959
Trustees’ fees and expenses	1,761	2,252	4,648
Custodian fees	1,204	1,705	3,051
Other	6,875	8,287	10,922

	375,473	487,428	955,734
Less expenses waived	(66,112)	(98,853)	(123,661)
Less expenses paid indirectly	(685)	(803)	(879)

Total operating expenses	308,676	387,772	831,194

Net Investment Income	1,262,066	1,598,736	3,346,540

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss)	34,522	(46,877)	(80,597)
Net change in unrealized appreciation (depreciation) of investments	(322,518)	(739,212)	(229,515)

Net Realized and Unrealized Loss	(287,996)	(786,089)	(310,112)

Net Increase in Net Assets Resulting from Operations	$974,070	$812,647	$3,036,428

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund

Investment Income:
Interest	$1,926,141	$1,654,287	$9,623,633

Expenses:
Management fees	262,118	228,533	1,170,306
Distribution expenses — Class A	71,277	44,018	438,179
Distribution expenses — Class C	77,954	70,085	125,279
Accounting and administration expenses	30,465	29,365	60,206
Dividend disbursing and transfer agent fees and expenses	28,827	25,316	124,906
Audit and tax fees	23,328	23,328	23,328
Reports and statements to shareholders expenses	8,069	12,253	28,694
Registration fees	6,045	6,045	8,725
Legal fees	2,526	3,613	15,260
Trustees’ fees and expenses	2,259	1,970	10,115
Custodian fees	1,869	1,479	7,261
Other	6,782	8,705	16,062

	521,519	454,710	2,028,321
Less expenses waived	(80,954)	(111,406)	(137,014)
Less expenses paid indirectly	(559)	(468)	(1,813)

Total operating expenses	440,006	342,836	1,889,494

Net Investment Income	1,486,135	1,311,451	7,734,139

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss)	(17,514)	138,504	(150,666)
Net change in unrealized appreciation (depreciation) of investments	(88,613)	(318,494)	(2,319,634)

Net Realized and Unrealized Loss	(106,127)	(179,990)	(2,470,300)

Net Increase in Net Assets Resulting from Operations	$1,380,008	$1,131,461	$5,263,839

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,262,066	$2,490,400
Net realized gain	34,522	379,155
Net change in unrealized appreciation (depreciation)	(322,518)	(2,032,054)

Net increase in net assets resulting from operations	974,070	837,501

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(1,007,258)	(2,075,708)
Class C	(39,182)	(115,956)
Institutional Class	(191,735)	(287,750)

	(1,238,175)	(2,479,414)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,535,708	4,543,493
Class C	119,962	428,738
Institutional Class	3,646,495	5,486,278

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	828,081	1,649,081
Class C	36,982	106,674
Institutional Class	186,031	266,147

	6,353,259	12,480,411

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,866,488)	$(8,330,769)
Class C	(383,053)	(2,522,165)
Institutional Class	(3,187,757)	(2,573,565)

	(9,437,298)	(13,426,499)

Decrease in net assets derived from capital share transactions	(3,084,039)	(946,088)

Net Decrease in Net Assets	(3,348,144)	(2,588,001)

Net Assets:
Beginning of period	76,546,303	79,134,304

End of period[1]	$73,198,159	$76,546,303

[1]

Net Assets – End of period includes undistributed net investment income of $19,881 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Institutional Class
Dividends from net investment income	$(2,075,708)	$(115,956)	$(287,750)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,598,736	$3,236,364
Net realized gain (loss)	(46,877)	507,199
Net change in unrealized appreciation (depreciation)	(739,212)	(2,807,521)

Net increase in net assets resulting from operations	812,647	936,042

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(904,826)	(1,745,468)
Class C	(175,221)	(400,194)
Institutional Class	(676,284)	(1,100,024)

	(1,756,331)	(3,245,686)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,128,836	5,808,059
Class C	1,106,972	1,122,941
Institutional Class	13,596,339	11,785,738

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	833,019	1,550,043
Class C	146,343	344,098
Institutional Class	451,824	680,219

	17,263,333	21,291,098

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,052,116)	$(7,031,840)
Class C	(2,999,452)	(4,542,970)
Institutional Class	(12,135,886)	(7,025,452)

	(25,187,454)	(18,600,262)

Increase (decrease) in net assets derived from capital share transactions	(7,924,121)	2,690,836

Net Increase (Decrease) in Net Assets	(8,867,805)	381,192

Net Assets:
Beginning of period	99,139,158	98,757,966

End of period[1]	$90,271,353	$99,139,158

[1]

Net Assets – End of period includes undistributed net investment income of $18,763 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

			Institutional
	Class A	Class C	Class
Dividends from net investment income	$(1,745,468)	$(400,194)	$(1,100,024)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,346,540	$6,720,675
Net realized gain (loss)	(80,597)	124,725
Net change in unrealized appreciation (depreciation)	(229,515)	(4,554,837)

Net increase in net assets resulting from operations	3,036,428	2,290,563

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(2,704,837)	(5,512,421)
Class C	(133,939)	(376,689)
Institutional Class	(507,764)	(831,565)

	(3,346,540)	(6,720,675)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,713,480	16,867,445
Class C	438,972	1,730,260
Institutional Class	8,623,524	12,748,594

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,474,799	4,746,976
Class C	129,832	353,393
Institutional Class	468,694	731,288

	17,849,301	37,177,956

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,910,519)	$(19,482,166)
Class C	(1,678,475)	(6,807,914)
Institutional Class	(5,537,928)	(5,330,875)

	(18,126,922)	(31,620,955)

Increase (decrease) in net assets derived from capital share transactions	(277,621)	5,557,001

Net Increase (Decrease) in Net Assets	(587,733)	1,126,889

Net Assets:
Beginning of period	202,443,397	201,316,508

End of period[1]	$201,855,664	$202,443,397

[1]

Net Assets – End of period includes undistributed net investment income of $352,558 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

			Institutional
	Class A	Class C	Class
Dividends from net investment income	$(5,512,421)	$(376,689)	$(831,565)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,486,135	$3,014,702
Net realized gain (loss)	(17,514)	294,775
Net change in unrealized appreciation (depreciation)	(88,613)	(2,885,211)

Net increase in net assets resulting from operations	1,380,008	424,266

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(905,286)	(1,888,287)
Class C	(188,866)	(543,768)
Institutional Class	(388,749)	(576,813)

	(1,482,901)	(3,008,868)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,422,465	5,531,468
Class C	411,946	1,325,139
Institutional Class	12,720,930	14,737,822

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	859,887	1,651,109
Class C	187,425	512,413
Institutional Class	334,079	496,728

	16,936,732	24,254,679

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,944,116)	$(14,113,035)
Class C	(3,966,975)	(12,991,897)
Institutional Class	(6,558,138)	(5,605,597)

	(17,469,229)	(32,710,529)

Decrease in net assets derived from capital share transactions	(532,497)	(8,455,850)

Net Decrease in Net Assets	(635,390)	(11,040,452)

Net Assets:
Beginning of period	98,331,841	109,372,293

End of period[1]	$97,696,451	$98,331,841

[1]

Net Assets – End of period includes distributions in excess of net investment income of $16,709 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

			Institutional
	Class A	Class C	Class
Dividends from net investment income	$(1,888,287)	$(543,768)	$(576,813)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,311,451	$2,699,074
Net realized gain	138,504	176,041
Net change in unrealized appreciation (depreciation)	(318,494)	(2,366,192)

Net increase in net assets resulting from operations	1,131,461	508,923

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(561,453)	(1,233,582)
Class C	(170,811)	(388,892)
Institutional Class	(584,490)	(1,091,556)

	(1,316,754)	(2,714,030)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,221,445	5,120,312
Class C	950,239	2,254,999
Institutional Class	9,299,433	8,726,165

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	534,154	1,130,238
Class C	121,351	299,712
Institutional Class	534,333	968,692

	16,660,955	18,500,118

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,521,118)	$(7,776,362)
Class C	(2,193,824)	(4,270,778)
Institutional Class	(9,323,478)	(8,099,299)

	(21,038,420)	(20,146,439)

Decrease in net assets derived from capital share transactions	(4,377,465)	(1,646,321)

Net Decrease in Net Assets	(4,562,758)	(3,851,428)

Net Assets:
Beginning of period	86,060,793	89,912,221

End of period[1]	$81,498,035	$86,060,793

[1]

Net Assets – End of period includes distributions in excess of net investment income of $650 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

			Institutional
	Class A	Class C	Class
Dividends from net investment income	$(1,233,582)	$(388,892)	$(1,091,556)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,734,139	$15,788,290
Net realized gain (loss)	(150,666)	469,560
Net change in unrealized appreciation (depreciation)	(2,319,634)	(12,352,389)

Net increase in net assets resulting from operations	5,263,839	3,905,461

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(6,605,147)	(13,755,590)
Class C	(362,982)	(877,582)
Institutional Class	(766,011)	(1,441,931)

	(7,734,140)	(16,075,103)

Capital Share Transactions:
Proceeds from shares sold:
Class A	17,552,885	28,325,061
Class C	1,378,992	2,076,171
Institutional Class	15,248,838	16,590,343

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,853,335	11,749,727
Class C	347,859	840,401
Institutional Class	671,356	1,235,791

	41,053,265	60,817,494

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(37,517,812)	$(50,721,030)
Class C	(3,487,788)	(8,984,224)
Institutional Class	(14,511,421)	(8,774,119)

	(55,517,021)	(68,479,373)

Decrease in net assets derived from capital share transactions	(14,463,756)	(7,661,879)

Net Decrease in Net Assets	(16,934,057)	(19,831,521)

Net Assets:
Beginning of period	445,840,554	465,672,075

End of period[1]	$428,906,497	$445,840,554

[1]

Net Assets – End of period includes distributions in excess of net investment income of $108,965 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

			Institutional
	Class A	Class C	Class
Dividends from net investment income	$(13,512,474)	$(857,030)	$(1,418,785)
Distributions from net realized gain	$(243,116)	$(20,552)	$(23,146)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.24	$11.48	$11.83	$11.44	$11.45	$10.69

0.18	0.36	0.37	0.38	0.38	0.43
(0.04)	(0.24)	(0.35)	0.39	(0.01)	0.79

0.14	0.12	0.02	0.77	0.37	1.22

(0.18)	(0.36)	(0.37)	(0.38)	(0.38)	(0.43)
—	—	—	—	—	(0.03)

(0.18)	(0.36)	(0.37)	(0.38)	(0.38)	(0.46)

$11.20	$11.24	$11.48	$11.83	$11.44	$11.45

1.31%	1.11%	0.24%	6.79%	3.24%	11.56%

$59,601	$63,327	$66,839	$74,556	$77,085	$81,592
0.84%	0.84%	0.84%	0.84%	0.85%	0.84%
1.02%	1.00%	0.97%	0.96%	0.97%	0.96%
3.41%	3.23%	3.25%	3.23%	3.28%	3.86%
3.23%	3.07%	3.12%	3.11%	3.16%	3.74%
8%	6%	9%	14%	12%	11%

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.27	$11.51	$11.87	$11.47	$11.48	$10.72

0.14	0.28	0.29	0.29	0.29	0.35
(0.04)	(0.24)	(0.37)	0.40	(0.01)	0.78

0.10	0.04	(0.08)	0.69	0.28	1.13

(0.14)	(0.28)	(0.28)	(0.29)	(0.29)	(0.34)
—	—	—	—	—	(0.03)

(0.14)	(0.28)	(0.28)	(0.29)	(0.29)	(0.37)

$11.23	$11.27	$11.51	$11.87	$11.47	$11.48

0.93%	0.36%	(0.59% )	6.07%	2.47%	10.72%

$2,886	$3,122	$5,215	$6,816	$6,747	$6,238
1.59%	1.59%	1.59%	1.59%	1.60%	1.59%
1.77%	1.75%	1.72%	1.71%	1.72%	1.71%
2.66%	2.48%	2.50%	2.48%	2.54%	3.11%
2.48%	2.32%	2.37%	2.36%	2.42%	2.99%
8%	6%	9%	14%	12%	11%

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.24	$11.48	$11.84	$11.44	$11.45	$10.77

0.20	0.39	0.40	0.41	0.41	0.33
(0.04)	(0.24)	(0.36)	0.39	(0.01)	0.67

0.16	0.15	0.04	0.80	0.40	1.00

(0.20)	(0.39)	(0.40)	(0.40)	(0.41)	(0.32)

(0.20)	(0.39)	(0.40)	(0.40)	(0.41)	(0.32)

$11.20	$11.24	$11.48	$11.84	$11.44	$11.45

1.43%	1.36%	0.40%	7.14%	3.49%	9.39%

$10,711	$10,097	$7,080	$3,645	$744	$219
0.59%	0.59%	0.59%	0.59%	0.60%	0.59%
0.77%	0.75%	0.72%	0.71%	0.72%	0.71%
3.66%	3.48%	3.50%	3.48%	3.54%	4.06%
3.48%	3.32%	3.37%	3.36%	3.42%	3.94%
8%	6%	9%	14%	12%	11% [5]

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.98	$12.26	$12.60	$12.11	$12.08	$11.11

0.20	0.40	0.41	0.43	0.42	0.43
(0.09)	(0.28)	(0.34)	0.48	0.03	0.97

0.11	0.12	0.07	0.91	0.45	1.40

(0.20)	(0.40)	(0.41)	(0.42)	(0.42)	(0.43)
(0.02)	—	—	—	—	—

(0.22)	(0.40)	(0.41)	(0.42)	(0.42)	(0.43)

$11.87	$11.98	$12.26	$12.60	$12.11	$12.08

0.93%	1.00%	0.63%	7.67%	3.73%	12.79%

$44,543	$53,171	$54,076	$63,284	$60,550	$73,955
0.82%	0.82%	0.82%	0.82%	0.83%	0.82%
1.03%	1.02%	1.01%	1.01%	1.01%	1.00%
3.40%	3.30%	3.36%	3.43%	3.42%	3.69%
3.19%	3.10%	3.17%	3.24%	3.24%	3.51%
6%	16%	27%	18%	24%	13%

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$12.00	$12.28	$12.62	$12.13	$12.10	$11.12

0.16	0.31	0.32	0.33	0.33	0.34
(0.09)	(0.28)	(0.34)	0.49	0.02	0.98

0.07	0.03	(0.02)	0.82	0.35	1.32

(0.16)	(0.31)	(0.32)	(0.33)	(0.32)	(0.34)
(0.02)	—	—	—	—	—

(0.18)	(0.31)	(0.32)	(0.33)	(0.32)	(0.34)

$11.89	$12.00	$12.28	$12.62	$12.13	$12.10

0.56%	0.25%	(0.12% )	6.86%	2.95%	12.04%

$11,144	$13,015	$16,473	$18,827	$15,853	$15,473
1.57%	1.57%	1.57%	1.57%	1.58%	1.57%
1.78%	1.77%	1.76%	1.76%	1.76%	1.75%
2.65%	2.55%	2.61%	2.68%	2.67%	2.94%
2.44%	2.35%	2.42%	2.49%	2.49%	2.76%
6%	16%	27%	18%	24%	13%

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.98	$12.26	$12.60	$12.11	$12.08	$11.27

0.22	0.43	0.44	0.46	0.45	0.32
(0.09)	(0.28)	(0.34)	0.49	0.03	0.81

0.13	0.15	0.10	0.95	0.48	1.13

(0.22)	(0.43)	(0.44)	(0.46)	(0.45)	(0.32)
(0.02)	—	—	—	—	—

(0.24)	(0.43)	(0.44)	(0.46)	(0.45)	(0.32)

$11.87	$11.98	$12.26	$12.60	$12.11	$12.08

1.05%	1.26%	0.89%	7.94%	3.98%	10.10%

$34,584	$32,953	$28,209	$17,410	$10,308	$5,983
0.57%	0.57%	0.57%	0.57%	0.58%	0.57%
0.78%	0.77%	0.76%	0.76%	0.76%	0.75%
3.65%	3.55%	3.61%	3.68%	3.67%	3.89%
3.44%	3.35%	3.42%	3.49%	3.49%	3.71%
6%	16%	27%	18%	24%	13% [5]

Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.04	$11.28	$11.65	$11.24	$11.32	$10.49

0.18	0.37	0.39	0.40	0.40	0.41
(0.02)	(0.24)	(0.37)	0.41	(0.08)	0.82

0.16	0.13	0.02	0.81	0.32	1.23

(0.18)	(0.37)	(0.39)	(0.40)	(0.40)	(0.40)

(0.18)	(0.37)	(0.39)	(0.40)	(0.40)	(0.40)

$11.02	$11.04	$11.28	$11.65	$11.24	$11.32

1.51%	1.22%	0.26%	7.33%	2.87%	11.94%

$161,088	$164,087	$165,554	$182,764	$174,078	$183,560
0.84%	0.84%	0.84%	0.84%	0.85%	0.84%
0.97%	0.97%	0.96%	0.96%	0.97%	0.97%
3.40%	3.36%	3.48%	3.50%	3.54%	3.69%
3.27%	3.23%	3.36%	3.38%	3.42%	3.56%
3%	6%	17%	6%	10%	22%

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.07	$11.31	$11.68	$11.27	$11.35	$10.52

0.14	0.29	0.31	0.32	0.32	0.32
(0.02)	(0.24)	(0.37)	0.41	(0.08)	0.83

0.12	0.05	(0.06)	0.73	0.24	1.15

(0.14)	(0.29)	(0.31)	(0.32)	(0.32)	(0.32)

(0.14)	(0.29)	(0.31)	(0.32)	(0.32)	(0.32)

$11.05	$11.07	$11.31	$11.68	$11.27	$11.35

1.14%	0.47%	(0.48% )	6.52%	2.10%	11.09%

$9,789	$10,923	$15,975	$16,461	$12,192	$12,029
1.59%	1.59%	1.59%	1.59%	1.60%	1.59%
1.72%	1.72%	1.71%	1.71%	1.72%	1.72%
2.65%	2.61%	2.73%	2.75%	2.79%	2.94%
2.52%	2.48%	2.61%	2.63%	2.67%	2.81%
3%	6%	17%	6%	10%	22%

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.04	$11.28	$11.65	$11.24	$11.32	$10.59

0.20	0.40	0.42	0.43	0.43	0.33
(0.02)	(0.24)	(0.37)	0.41	(0.08)	0.71

0.18	0.16	0.05	0.84	0.35	1.04

(0.20)	(0.40)	(0.42)	(0.43)	(0.43)	(0.31)

(0.20)	(0.40)	(0.42)	(0.43)	(0.43)	(0.31)

$11.02	$11.04	$11.28	$11.65	$11.24	$11.32

1.64%	1.47%	0.51%	7.60%	3.13%	9.89%

$30,979	$27,433	$19,788	$12,211	$5,102	$3,077
0.59%	0.59%	0.59%	0.59%	0.60%	0.59%
0.72%	0.72%	0.71%	0.71%	0.72%	0.72%
3.65%	3.61%	3.73%	3.75%	3.79%	3.91%
3.52%	3.48%	3.61%	3.63%	3.67%	3.78%
3%	6%	17%	6%	10%	22% [5]

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.21	$11.49	$11.79	$11.51	$11.56	$10.99

0.18	0.34	0.35	0.36	0.37	0.37
—	(0.28)	(0.30)	0.28	(0.06)	0.57

0.18	0.06	0.05	0.64	0.31	0.94

(0.18)	(0.34)	(0.35)	(0.36)	(0.36)	(0.37)

(0.18)	(0.34)	(0.35)	(0.36)	(0.36)	(0.37)

$11.21	$11.21	$11.49	$11.79	$11.51	$11.56

1.58%	0.56%	0.47%	5.66%	2.76%	8.71%

$55,695	$59,425	$67,907	$70,306	$75,163	$80,600
0.86%	0.86%	0.86%	0.86%	0.88%	0.88%
1.03%	1.01%	1.00%	0.99%	1.00%	0.99%
3.18%	3.04%	3.03%	3.11%	3.17%	3.32%
3.01%	2.89%	2.89%	2.98%	3.05%	3.21%
5%	11%	10%	11%	7%	16%

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.20	$11.48	$11.78	$11.50	$11.55	$10.98

0.13	0.26	0.26	0.27	0.28	0.29
—	(0.28)	(0.30)	0.28	(0.05)	0.57

0.13	(0.02)	(0.04)	0.55	0.23	0.86

(0.13)	(0.26)	(0.26)	(0.27)	(0.28)	(0.29)

(0.13)	(0.26)	(0.26)	(0.27)	(0.28)	(0.29)

$11.20	$11.20	$11.48	$11.78	$11.50	$11.55

1.21%	(0.19% )	(0.29% )	4.88%	1.99%	7.91%

$14,202	$17,597	$29,375	$30,834	$28,557	$31,178
1.61%	1.61%	1.61%	1.61%	1.63%	1.63%
1.78%	1.76%	1.75%	1.74%	1.75%	1.74%
2.43%	2.29%	2.28%	2.36%	2.42%	2.57%
2.26%	2.14%	2.14%	2.23%	2.30%	2.46%
5%	11%	10%	11%	7%	16%

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.21	$11.49	$11.79	$11.51	$11.57	$11.06

0.19	0.37	0.37	0.39	0.40	0.29
—	(0.28)	(0.29)	0.28	(0.07)	0.51

0.19	0.09	0.08	0.67	0.33	0.80

(0.19)	(0.37)	(0.38)	(0.39)	(0.39)	(0.29)

(0.19)	(0.37)	(0.38)	(0.39)	(0.39)	(0.29)

$11.21	$11.21	$11.49	$11.79	$11.51	$11.57

1.71%	0.82%	0.71%	5.92%	2.92%	7.31%

$27,799	$21,310	$12,090	$10,248	$2,588	$1,080
0.61%	0.61%	0.61%	0.61%	0.63%	0.63%
0.78%	0.76%	0.75%	0.74%	0.75%	0.74%
3.43%	3.29%	3.28%	3.36%	3.42%	3.46%
3.26%	3.14%	3.14%	3.23%	3.30%	3.35%
5%	11%	10%	11%	7%	16% [5]

Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.33	$11.62	$11.98	$11.48	$11.46	$10.57

0.18	0.36	0.35	0.36	0.37	0.37
(0.01)	(0.29)	(0.35)	0.50	0.02	0.89

0.17	0.07	—	0.86	0.39	1.26

(0.18)	(0.36)	(0.36)	(0.36)	(0.37)	(0.37)

(0.18)	(0.36)	(0.36)	(0.36)	(0.37)	(0.37)

$11.32	$11.33	$11.62	$11.98	$11.48	$11.46

1.50%	0.60%	0.05%	7.57%	3.41%	12.06%

$34,258	$38,139	$40,647	$55,418	$51,708	$52,589
0.80%	0.80%	0.80%	0.80%	0.83%	0.80%
1.07%	1.08%	1.03%	1.02%	1.07%	1.06%
3.18%	3.10%	3.04%	3.06%	3.18%	3.32%
2.91%	2.82%	2.81%	2.84%	2.94%	3.06%
2%	10%	14%	8%	6%	20%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.30	$11.59	$11.95	$11.45	$11.44	$10.54

0.14	0.27	0.26	0.27	0.28	0.28
(0.01)	(0.29)	(0.35)	0.50	0.01	0.90

0.13	(0.02)	(0.09)	0.77	0.29	1.18

(0.14)	(0.27)	(0.27)	(0.27)	(0.28)	(0.28)

(0.14)	(0.27)	(0.27)	(0.27)	(0.28)	(0.28)

$11.29	$11.30	$11.59	$11.95	$11.45	$11.44

1.13%	(0.16% )	(0.71% )	6.78%	2.55%	11.35%

$13,780	$14,941	$17,073	$20,899	$17,825	$18,491
1.55%	1.55%	1.55%	1.55%	1.58%	1.55%
1.82%	1.83%	1.78%	1.77%	1.82%	1.81%
2.43%	2.35%	2.29%	2.31%	2.43%	2.57%
2.16%	2.07%	2.06%	2.09%	2.19%	2.31%
2%	10%	14%	8%	6%	20%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$11.33	$11.61	$11.97	$11.47	$11.46	$10.71

0.19	0.39	0.38	0.39	0.40	0.28
(0.02)	(0.28)	(0.35)	0.50	0.01	0.75

0.17	0.11	0.03	0.89	0.41	1.03

(0.19)	(0.39)	(0.39)	(0.39)	(0.40)	(0.28)

(0.19)	(0.39)	(0.39)	(0.39)	(0.40)	(0.28)

$11.31	$11.33	$11.61	$11.97	$11.47	$11.46

1.54%	0.93%	0.29%	7.84%	3.58%	9.69%

$33,460	$32,981	$32,192	$19,929	$12,667	$1,769
0.55%	0.55%	0.55%	0.55%	0.58%	0.55%
0.82%	0.83%	0.78%	0.77%	0.82%	0.80%
3.43%	3.35%	3.29%	3.31%	3.43%	3.55%
3.16%	3.07%	3.06%	3.09%	3.19%	3.30%
2%	10%	14%	8%	6%	20% [5]

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$7.93	$8.14	$8.39	$8.15	$8.16	$7.59

0.14	0.28	0.28	0.29	0.29	0.29
(0.04)	(0.20)	(0.25)	0.24	(0.01)	0.57

0.10	0.08	0.03	0.53	0.28	0.86

(0.14)	(0.28)	(0.28)	(0.29)	(0.29)	(0.29)
—	(0.01)	—	—	—	—

(0.14)	(0.29)	(0.28)	(0.29)	(0.29)	(0.29)

$7.89	$7.93	$8.14	$8.39	$8.15	$8.16

1.32%	0.93%	0.48%	6.60%	3.45%	11.58%

$361,829	$378,038	$399,001	$439,379	$441,904	$451,301
0.86%	0.88%	0.88%	0.88%	0.89%	0.88%
0.92%	0.93%	0.94%	0.94%	0.95%	0.95%
3.66%	3.48%	3.51%	3.50%	3.51%	3.73%
3.60%	3.43%	3.45%	3.44%	3.45%	3.66%
5%	19%	15%	14%	13%	7%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$7.93	$8.14	$8.39	$8.15	$8.16	$7.59

0.11	0.22	0.22	0.23	0.23	0.23
(0.04)	(0.20)	(0.25)	0.24	(0.01)	0.57

0.07	0.02	(0.03)	0.47	0.22	0.80

(0.11)	(0.22)	(0.22)	(0.23)	(0.23)	(0.23)
—	(0.01)	—	—	—	—

(0.11)	(0.23)	(0.22)	(0.23)	(0.23)	(0.23)

$7.89	$7.93	$8.14	$8.39	$8.15	$8.16

0.93%	0.16%	(0.27% )	5.79%	2.67%	10.74%

$24,468	$26,376	$33,298	$36,215	$32,799	$32,096
1.62%	1.64%	1.64%	1.64%	1.65%	1.64%
1.68%	1.69%	1.70%	1.70%	1.71%	1.71%
2.90%	2.72%	2.75%	2.74%	2.75%	2.97%
2.84%	2.67%	2.69%	2.68%	2.69%	2.90%
5%	19%	15%	14%	13%	7%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14

$7.92	$8.13	$8.38	$8.14	$8.16	$7.67

0.15	0.30	0.30	0.31	0.31	0.23
(0.04)	(0.20)	(0.25)	0.24	(0.02)	0.49

0.11	0.10	0.05	0.55	0.29	0.72

(0.15)	(0.30)	(0.30)	(0.31)	(0.31)	(0.23)
—	(0.01)	—	—	—	—

(0.15)	(0.31)	(0.30)	(0.31)	(0.31)	(0.23)

$7.88	$7.92	$8.13	$8.38	$8.14	$8.16

1.43%	1.16%	0.73%	6.86%	3.57%	9.44%

$42,609	$41,427	$33,373	$26,372	$16,740	$3,733
0.62%	0.64%	0.64%	0.64%	0.65%	0.64%
0.68%	0.69%	0.70%	0.70%	0.71%	0.71%
3.90%	3.72%	3.75%	3.74%	3.75%	3.89%
3.84%	3.67%	3.69%	3.68%	3.69%	3.82%
5%	19%	15%	14%	13%	7% [5]

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds	February 28, 2019 (Unaudited)

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV) per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended Feb. 28, 2019 and for all open tax years (years ended Aug. 31, 2016–Aug. 31, 2018), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended Feb. 28, 2019, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.”

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

1. Significant Accounting Policies (continued)

For the six months ended Feb. 28, 2019, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$662	$784	$822	$533	$450	$1,654

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2019, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$23	$19	$57	$26	$18	$159

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed specified percentages of each Fund’s average daily net assets from Sept. 1, 2018 through Feb. 28, 2019.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Operating expense limitation
as a percentage of average daily net assets Sept. 1, 2018 through Dec. 27, 2018	0.59%	0.57%	0.59%	0.61%	0.55%	0.64%
Operating expense limitation
as a percentage of average daily net assets Dec. 28, 2018 through Feb. 28, 2019	0.59%	0.57%	0.59%	0.61%	0.55%	0.59%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2019, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$3,390	$3,773	$5,734	$3,797	$3,564	$10,079

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended Feb. 28, 2019, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$2,457	$3,114	$6,616	$3,177	$2,773	$14,101

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Prior to Dec. 28, 2018, the blended rate was 0.25% of average daily net assets. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2019, each Fund was charged for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$1,068	$1,362	$2,867	$1,369	$1,199	$6,174

For the six months ended Feb. 28, 2019, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$2,614	$607	$8,236	$4,517	$1,243	$13,695

For the six months ended Feb. 28, 2019, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. For the six months ended Feb. 28, 2019, Delaware Tax-Free Arizona Fund did not receive gross CDSC commissions on redemptions for Class A and Class C shares. The amounts received were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Class A	$ —	$ —	$ —	$ —	$4,874	$ —
Class C	10	15	247	1,370	—	9

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 28, 2019, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 28, 2019, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, as follows, and did not result in any net realized gains (losses):

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$—	$—	$705,424	$527,736	$—	$—
Sales	750,413	1,100,103	450,308	—	450,018	605,395

*	The aggregate contractual waiver period covering this report is from Dec. 29, 2017 through Dec. 28, 2019.

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

3. Investments

For the six months ended Feb. 28, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$5,658,730	$ 5,886,675	$5,698,155	$4,489,098	$1,516,420	$22,809,820
Sales	7,502,968	14,379,831	8,442,066	6,351,632	6,973,893	29,448,951

At Feb. 28, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2019, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Cost of investments	$71,324,626	$86,716,265	$192,583,385	$94,043,351	$78,766,911	$414,122,593

Aggregate unrealized appreciation of investments	$2,519,878	$3,613,840	$7,497,999	$2,587,563	$2,482,841	$17,125,512
Aggregate unrealized depreciation of investments	(182,053)	(298,861)	(252,780)	(265,687)	(412,293)	(443,292)

Net unrealized appreciation of investments	$2,337,825	$3,314,979	$7,245,219	$2,321,876	$2,070,548	$16,682,220

Qualified late year losses of $23,497, represent losses realized on investment transactions from Nov. 1, 2017 through Aug. 31, 2018 that, in accordance with federal income tax regulations, Delaware Tax-Free Pennsylvania Fund has elected to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At Aug. 31, 2018, capital loss carryforwards available to offset future realized capital gains, were as follows:

	No expiration
	Post-enactment capital loss character
	Short-term	Long-term	Total
Delaware Tax-Free Arizona Fund	$122,999	$499,361	$622,360
Delaware Tax-Free Colorado Fund	2,984,098	895,093	3,879,191
Delaware Tax-Free Idaho Fund	1,843,008	2,773,159	4,616,167
Delaware Tax-Free New York Fund	549,357	—	549,357

At Aug. 31, 2018, there were no capital loss carryforwards for Delaware Tax-Free California Fund and Delaware Tax-Free Pennsylvania Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

3. Investments (continued)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2019:

Delaware Tax-Free Arizona Fund

Level 2
Securities

Assets:
Municipal Bonds	$72,762,451
Short-Term Investments	900,000

Total Value of Securities	$73,662,451

Delaware Tax-Free California Fund
Level 2
Securities

Assets:
Municipal Bonds	$89,331,244
Short-Term Investments	700,000

Total Value of Securities	$90,031,244

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$196,504,224	$196,504,224
Short-Term Investments[1]	169,380	3,155,000	3,324,380

Total Value of Securities	$169,380	$199,659,224	$199,828,604

	Delaware Tax-Free Idaho Fund

	Level 1	Level 2	Total
Securities

Assets:
Municipal Bonds	$—	$94,618,888	$94,618,888
Short-Term Investments[1]	1,321,339	425,000	1,746,339

Total Value of Securities	$1,321,339	$95,043,888	$96,365,227

Delaware Tax-Free New York Fund

Level 2
Securities

Assets:
Municipal Bonds	$80,537,459
Short-Term Investments	300,000

Total Value of Securities	$80,837,459

Delaware Tax-Free Pennsylvania Fund

Level 2
Securities

Assets:
Municipal Bonds	$430,454,813
Short-Term Investments	350,000

Total Value of Securities	$430,804,813

1Security type is valued across multiple levels. Level 1 investments represent open-end investment company investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for the Funds:

Short-Term Investments	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund
Level 1	5.10%	75.66%
Level 2	94.90%	24.34%

Total	100.00%	100.00%

During the six months ended Feb. 28, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the six months ended Feb. 28, 2019, there were no Level 3 investments.

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Arizona Fund		Delaware Tax-Free California Fund		Delaware Tax-Free Colorado Fund
	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18
Shares sold:
Class A	137,615	401,414	95,463	481,529	522,064	1,516,496
Class C	10,769	37,968	93,542	92,304	39,929	154,631
Institutional Class	327,340	484,339	1,152,798	976,452	789,361	1,145,931
Shares issued upon reinvestment of dividends and distributions:
Class A	74,344	145,750	70,607	128,458	226,047	426,365
Class C	3,311	9,402	12,382	28,460	11,835	31,641
Institutional Class	16,702	23,553	38,284	56,412	42,826	65,726

	570,081	1,102,426	1,463,076	1,763,615	1,632,062	3,340,790

Shares redeemed:
Class A	(527,182)	(735,408)	(852,941)	(581,599)	(999,204)	(1,750,927)
Class C	(34,245)	(223,437)	(253,446)	(377,386)	(152,961)	(611,405)
Institutional Class	(286,526)	(226,311)	(1,028,730)	(582,597)	(506,982)	(480,166)

	(847,953)	(1,185,156)	(2,135,117)	(1,541,582)	(1,659,147)	(2,842,498)

Net increase (decrease)	(277,872)	(82,730)	(672,041)	222,033	(27,085)	498,292

	Delaware Tax-Free Idaho Fund		Delaware Tax-Free New York Fund		Delaware Tax-Free Pennsylvania Fund
	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18
Shares sold:
Class A	217,402	491,709	464,367	446,716	2,239,711	3,540,085
Class C	36,996	116,633	85,054	196,498	175,697	257,821
Institutional Class	1,141,945	1,301,911	831,129	762,592	1,948,093	2,068,244
Shares issued upon reinvestment of dividends and distributions:
Class A	77,256	146,253	47,619	98,908	746,677	1,467,605
Class C	16,856	45,404	10,842	26,286	44,326	104,907
Institutional Class	30,005	44,060	47,649	84,790	85,641	154,540

	1,520,460	2,145,970	1,486,660	1,615,790	5,240,145	7,593,202

Shares redeemed:
Class A	(624,996)	(1,248,164)	(849,726)	(679,446)	(4,792,338)	(6,343,711)
Class C	(356,257)	(1,149,919)	(196,698)	(374,553)	(444,477)	(1,126,446)
Institutional Class	(592,124)	(497,691)	(832,093)	(708,326)	(1,856,434)	(1,096,801)

	(1,573,377)	(2,895,774)	(1,878,517)	(1,762,325)	(7,093,249)	(8,566,958)

Net decrease	(52,917)	(749,804)	(391,857)	(146,535)	(1,853,104)	(973,756)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.” For the six months ended Feb. 28, 2019 and the year ended Aug. 31, 2018, the Funds had the following exchange transactions:

			Six months ended
			2/28/19

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Colorado Fund	7,756	1,836	1,841	7,761	$105,495
Delaware Tax-Free Idaho Fund	9,228	—	—	9,234	103,328
Delaware Tax-Free New York Fund	6,590	—	—	6,591	73,949
Delaware Tax-Free Pennsylvania Fund	35,415	986	988	35,428	285,415

			Year ended
			8/31/18

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Arizona Fund	—	35,940	36,057	—	$405,639
Delaware Tax-Free California Fund	—	31,170	31,265	—	374,556
Delaware Tax-Free Colorado Fund	25,842	65,040	65,280	25,862	1,012,424
Delaware Tax-Free Idaho Fund	70,345	75,131	75,134	70,345	1,632,222
Delaware Tax-Free New York Fund	—	2,096	2,095	—	23,755
Delaware Tax-Free Pennsylvania Fund	234,332	340,876	331,960	243,871	4,583,905

Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Fund did not have any exchange shares for the six months ended Feb. 28, 2019.

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

5. Line of Credit (continued)

of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participants entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Funds had no amounts outstanding as of Feb. 28, 2019, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

At Feb. 28, 2019, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified on the “Schedules of investments.”

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
American Capital Access	1.37%	—	—	—	—	—
Assured Guaranty Corporation	—	—	—	—	—	3.52%
Assured Guaranty Municipal Corporation	3.68%	1.60%	4.86%	10.03%	0.96%	2.69%
AMBAC Assurance Corporation	1.34%	—	—	—	—	—
Build America Mutual Assurance	—	—	1.14%	—	—	0.64%
National Public Finance Guarantee Corporation	—	0.95%	—	—	—	—
Syncora Guarantee Inc.	—	—	2.10%	—	—	—

	6.39%	2.55%	8.10%	10.03%	0.96%	6.85%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

6. Geographic, Credit, and Market Risks (continued)

issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by the Funds have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU

2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statements of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Fund’s financial statements.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2019, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2019